Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Rockwood Holdings, Inc.
Entity Central Index Key	0001315695
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 3,669.3	$ 3,191.6	$ 2,769.1
Cost of products sold	2,380	2,149.8	1,951
Gross profit	1,289.3	1,041.8	818.1
Selling, general and administrative expenses	705.9	667.6	596.9
Restructuring and other severance costs	14.5	5	20.3
Asset write-downs and other	1.6	11.5	2.6
Operating income	567.3	357.7	198.3
Other expenses, net:
Interest expense, net	(96.1)	(151.1)	(178.1)
Loss on early extinguishment/modification of debt	(16.6)	(1.6)	(26.6)
Foreign exchange gain (loss) on financing activities, net	1.3	(1)	16
Other, net	0.2	0.5	0.6
Other expenses, net	(111.2)	(153.2)	(188.1)
Income from continuing operations before taxes	456.1	204.5	10.2
Income tax provision (benefit), including reversal of $76.5 valuation allowance from sale of plastic compounding business for the year ended December 31, 2010	124.4	(24.6)	9.7
Income from continuing operations	331.7	229.1	0.5
Income from discontinued operations, net of tax	0.9	19.4	16.8
Gain on sale of discontinued operations, net of tax	119.3
Net income	451.9	248.5	17.3
Net (income) loss attributable to noncontrolling interest	(40.6)	(9.1)	3.8
Net income attributable to Rockwood Holdings, Inc.	411.3	239.4	21.1
Amounts attributable to Rockwood Holdings, Inc.:
Income from continuing operations	291.1	220	4.3
Income from discontinued operations	120.2	19.4	16.8
Net income attributable to Rockwood Holdings, Inc.	411.3	239.4	21.1
Basic earnings per share attributable to Rockwood Holdings, Inc.:
Earnings from continuing operations (in dollars per share)	$ 3.8	$ 2.93	$ 0.06
Earnings from discontinued operations (in dollars per share)	$ 1.57	$ 0.26	$ 0.22
Basic earnings per share (in dollars per share)	$ 5.37	$ 3.19	$ 0.28
Diluted earnings per share attributable to Rockwood Holdings, Inc.:
Earnings from continuing operations (in dollars per share)	$ 3.64	$ 2.82	$ 0.06
Earnings from discontinued operations (in dollars per share)	$ 1.51	$ 0.25	$ 0.22
Diluted earnings per share (in dollars per share)	$ 5.15	$ 3.07	$ 0.28
Weighted average number of basic shares outstanding	76,555	74,985	74,096
Weighted average number of diluted shares outstanding	79,865	78,093	74,851
Interest expense includes:
Interest expense on debt	(91.8)	(158.6)	(174.1)
Mark-to-market gains on interest rate swaps	0.5	13.4	3.9
Deferred financing costs	(4.8)	(5.9)	(7.9)
Total	$ (96.1)	$ (151.1)	$ (178.1)

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Reversal of valuation allowance from sale of plastic compounding business (in dollars)	$ 76.5

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 451.9	$ 248.5	$ 17.3
Other comprehensive (loss) income, net of tax:
Pension related adjustments	(45.3)	(5.3)	(31.4)
Foreign currency translation	(55.3)	(24)	49.5
Intercompany foreign currency loans	(24.7)	(54.2)	15.6
Net investment hedges	(9.9)	2.4	(37.9)
Foreign exchange contracts	0.4	(0.4)	(0.4)
Other comprehensive loss	(134.8)	(81.5)	(4.6)
Comprehensive income	317.1	167	12.7
Comprehensive (income) loss attributable to noncontrolling interest	(28.4)	0.6	8.9
Comprehensive income attributable to Rockwood Holdings, Inc.	$ 288.7	$ 167.6	$ 21.6

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency translation, reclassified to net income	$ 10.1

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 321.5	$ 324.1	$ 286.2	$ 457.8
Accounts receivable, net	454.1	436.8
Inventories	674.3	541.8
Deferred income taxes	10.2	82.6
Prepaid expenses and other current assets	75.1	79.2
Assets of discontinued operations		154.1
Total current assets	1,535.2	1,618.6
Property, plant and equipment, net	1,618.5	1,566.9	1,635.6
Goodwill	849.6	877.1	939.2
Other intangible assets, net	509.7	587.6
Deferred financing costs, net	14.3	17.2
Deferred income taxes	19.3	18.4
Other assets	41	38.5
Total assets	4,587.6	4,724.3
Current liabilities:
Accounts payable	249.1	249.6
Income taxes payable	45.8	20.2
Accrued compensation	161.4	165.2
Accrued expenses and other current liabilities	129.6	164.9
Deferred income taxes	3.8	2.6
Long-term debt, current portion	250.5	465.7
Liabilities of discontinued operations		27.6
Total current liabilities	840.2	1,095.8
Long-term debt	1,437.2	1,695.3
Pension and related liabilities	450.7	399.6
Deferred income taxes	86.5	77.9
Other liabilities	100.6	104.3
Total liabilities	2,915.2	3,372.9
Restricted stock units	14	10.1
Rockwood Holdings, Inc. stockholders' equity:
Common stock ($0.01 par value, 400,000 shares authorized, 77,030 shares issued and 76,936 shares outstanding at December 31, 2011; 400,000 shares authorized, 75,991 shares issued and 75,897 shares outstanding at December 31, 2010)	0.8	0.8
Paid-in capital	1,222.2	1,202.6
Accumulated other comprehensive income	10.1	132.7	204.5	204
Retained earnings (deficit)	128.5	(282.8)
Treasury stock, at cost	(1.4)	(1.4)
Total Rockwood Holdings, Inc. stockholders' equity	1,360.2	1,051.9
Noncontrolling interest	298.2	289.4
Total equity	1,658.4	1,341.3	1,140.8	1,138.9
Total liabilities and equity	$ 4,587.6	$ 4,724.3

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	400,000	400,000
Common stock, shares issued	77,030	75,991
Common stock, shares outstanding	76,936	75,897

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 451.9	$ 248.5	$ 17.3
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of tax	(0.9)	(19.4)	(16.8)
Gain on sale of discontinued operations, net of tax	(119.3)
Depreciation and amortization	267.2	255.9	274.2
Deferred financing costs amortization	4.8	5.9	7.9
Loss on early extinguishment/modification of debt	16.6	1.6	26.6
Foreign exchange (gain) loss on financing activities, net	(1.3)	1	(16)
Fair value adjustment of derivatives	(0.5)	(13.4)	(3.9)
Bad debt provision	(0.2)	(1.2)	1.2
Stock-based compensation	12.6	13.9	4.7
Deferred income taxes	26.3	(60.9)	(20.1)
Asset write-downs and other	1.6	12.4	3
Excess tax benefits from stock-based payment arrangements	(4)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	(29.8)	(30.1)	24.5
Inventories	(150.8)	(58.1)	127
Prepaid expenses and other assets	(16.9)	(16.5)	(1)
Accounts payable	(2.8)	29.5	(21.4)
Income taxes payable	36.4	(1.8)	7.7
Accrued expenses and other liabilities	(40.1)	110.7	(51.3)
Net cash provided by operating activities of continuing operations	450.8	478	363.6
Net cash (used in) provided by operating activities of discontinued operations	(1.8)	4.4	6
Net cash provided by operating activities	449	482.4	369.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(279.7)	(180.3)	(151.5)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	(0.8)	(3.8)	(6.4)
Cross currency swap settlement			(32.9)
Contractual advance to Titanium Dioxide Pigments noncontrolling shareholder			(16)
Proceeds on sale of assets	1.1	4.1	8.2
Net cash used in investing activities of continuing operations	(279.4)	(180)	(198.6)
Net cash provided by (used in) investing activities of discontinued operations, representing net sale proceeds in 2011	300.6	(1.3)	(5.7)
Net cash provided by (used in) investing activities	21.2	(181.3)	(204.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	14.6	26.3	1
Excess tax benefits from stock-based payment arrangements	4
Prepayment of 2014 Notes			(146.8)
Proceeds from Titanium Dioxide Pigments revolving credit facility			14.1
Repayment of Titanium Dioxide Pigments revolving credit facility		(14.3)
Prepayment of senior secured debt	(408.9)	(200.2)	(102.3)
Repayment of senior secured debt	(45.4)	(43.5)	(56.5)
Proceeds from other borrowings		19.3
Payments on other long-term debt	(3.8)	(46.8)	(5.5)
Loan repayments to noncontrolling shareholders	(5)
Deferred financing costs	(5.3)	(0.3)	(14.9)
Fees related to early extinguishment/modification of debt	(13.4)		(12)
Loan from Viance noncontrolling shareholder			2
Distributions to noncontrolling shareholder	(19.4)
Net cash used in financing activities	(482.6)	(259.5)	(320.9)
Effect of exchange rate changes on cash and cash equivalents	(6.8)	(1.4)	(12.6)
Net (decrease) increase in cash and cash equivalents	(19.2)	40.2	(168.2)
Less net (decrease) increase in cash and cash equivalents from discontinued operations	(16.6)	2.3	3.4
Increase (decrease) in cash and cash equivalents from continuing operations	(2.6)	37.9	(171.6)
Cash and cash equivalents of continuing operations, beginning of period	324.1	286.2	457.8
Cash and cash equivalents of continuing operations, end of period	321.5	324.1	286.2
Supplemental disclosures of cash flow information:
Interest paid	104.3	159.8	164.3
Income taxes paid, net of refunds	61.7	38.1	21.8
Government grants received	16	3.2
Non-cash investing activities:
Acquisition of capital equipment	$ 35.3	$ 27.8	$ 17.2

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stock	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Treasury Stock	Noncontrolling Interest	Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 1,138.9	$ 0.7	$ 1,163.5	$ 204	$ (543.3)	$ (1.4)	$ 315.4
Balance (in shares) at Dec. 31, 2008		74,061				94
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	1		1
Issuance of common stock (in shares)		104
Deferred compensation	4.7		4.7
Change in estimate of fair value of assets contributed to the Titanium Dioxide Pigments venture	(16.5)						(16.5)
Other comprehensive (loss) income, net of tax	(4.6)			0.5			(5.1)	(4.6)
Net income (loss)	17.3				21.1		(3.8)	17.3
Balance at Dec. 31, 2009	1,140.8	0.7	1,169.2	204.5	(522.2)	(1.4)	290
Balance (in shares) at Dec. 31, 2009		74,165				94
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	26.3	0.1	26.2
Issuance of common stock (in shares)		1,732
Deferred compensation	7.2		7.2
Other comprehensive (loss) income, net of tax	(81.5)			(71.8)			(9.7)	(81.5)
Net income (loss)	248.5				239.4		9.1	248.5
Balance at Dec. 31, 2010	1,341.3	0.8	1,202.6	132.7	(282.8)	(1.4)	289.4
Balance (in shares) at Dec. 31, 2010		75,897				94
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	14.6		14.6
Issuance of common stock (in shares)		1,039
Deferred compensation	5		5
Dividend declared to noncontrolling shareholder	(0.2)						(0.2)
Distribution to noncontrolling shareholder	(19.4)						(19.4)
Other comprehensive (loss) income, net of tax	(134.8)			(122.6)			(12.2)	(134.8)
Net income (loss)	451.9				411.3		40.6	451.9
Balance at Dec. 31, 2011	$ 1,658.4	$ 0.8	$ 1,222.2	$ 10.1	$ 128.5	$ (1.4)	$ 298.2
Balance (in shares) at Dec. 31, 2011		76,936				94

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES:	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES:
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES:

1.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation—The consolidated financial statements, prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”), include the accounts of Rockwood Holdings, Inc. and Subsidiaries, which may be referred to as “Rockwood” or the “Company”.  Rockwood is a global developer, manufacturer and marketer of high value-added specialty chemicals and advanced materials used for industrial and commercial purposes.

The Company’s noncontrolling interest represents the total of the noncontrolling party’s interest in certain investments (principally the Titanium Dioxide Pigments venture and the Viance, LLC timber treatment joint venture) that are consolidated but less than 100% owned.

All intercompany balances and transactions have been eliminated. Material subsequent events are evaluated through the report issuance date and disclosed where applicable.

In the first quarter of 2012, the Company reorganized its Specialty Chemicals segment into two reportable segments: Lithium and Surface Treatment. The metal sulfides business that was previously reported in the Specialty Chemicals segment is now included in the “Corporate and other” category.  All prior-period amounts related to the segment change have been retrospectively reclassified throughout these consolidated financial statements.  See Note 3, “Segment Information,” for further details.

The Company’s consolidated financial statements have been reclassified to reflect discontinued operations for all periods presented as a result of the sale of the plastic compounding business in January 2011. See Note 2, “Discontinued Operations,” for further details. In addition, certain prior year amounts in Item 8. Financial Statements and Supplementary Data - Note 14, “Employee Benefit Plans” and Note 11, “Income Taxes” have been reclassified to conform to current year presentation.

Unless otherwise noted, all balance sheet items as of December 31, 2011 which are denominated in Euros are converted at the December 31, 2011 exchange rate of €1.00 = $1.2961.

Use of Estimates—The preparation of financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and revenue and expenses during the periods reported. These estimates include, among other things, assessing the collectability of accounts receivable, the use and recoverability of inventory, the valuation of deferred tax assets, the measurement of the accrual for uncertain tax benefits, impairment of goodwill as well as property, plant and equipment and other intangible assets, the accrual of environmental and legal reserves and the useful lives of tangible and intangible assets, among others. Actual results could differ from those estimates. Such estimates also include the fair value of assets acquired and liabilities assumed as a result of allocations of the purchase price of business combinations consummated.

Major Customers and Concentration of Credit—The Company has a number of major end-user, retail and original equipment manufacturer customers, with the largest concentration in Europe and the United States. No single customer accounted for more than 2% of net sales during any of the periods presented. The Company does not believe a material part of its business is dependent upon any single customer, the loss of which would have a material long-term impact on the business of the Company. However, the loss of one or more of the Company’s largest customers would most likely have a negative short-term impact on the Company’s results of operations. Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of accounts receivable and derivative contracts.

Accounts Receivable—The allowance for doubtful accounts is estimated at each reporting date based on factors such as receivable age, customer liquidity status and previous write-off history. The Company performs ongoing credit evaluations of customers and generally does not require collateral. Credit insurance is maintained by certain of the Company’s businesses. An allowance is maintained for aggregate expected credit losses. Write-offs are charged to the allowance when taken, net of recoveries. Allowance for doubtful account activity is as follows:

	Year Ended December 31,
($ in millions)	2011	2010	2009
Balance, January 1	$9.4	$12.3	$9.6
Additions, net of recoveries	(0.2)	0.1	2.9
Write-offs	(0.9)	(2.2)	(1.7)
Other	(0.4)	(0.8)	1.5
Balance, December 31	$7.9	$9.4	$12.3

Revenue Recognition—The Company recognizes revenue when the earnings process is complete. Product sales are recognized when products are shipped to the customer in accordance with the terms of the contract of sale, title and risk of loss have been transferred, collectibility is reasonably assured, and pricing is fixed or determinable. Accruals are made for sales returns and other allowances based on the Company’s experience. The Company records shipping and handling costs in cost of products sold and records shipping and handling costs billed to customers in net sales. Revenue under service agreements, which was less than 1% of consolidated net sales in 2011, 2010 and 2009, is realized when the service is performed. Liabilities for product warranties are less than 1% of consolidated net sales as of December 31, 2011 and 2010.

Foreign Currency Translation—The functional currency of each of the Company’s foreign subsidiaries is primarily the respective local currency. Balance sheet accounts of the foreign operations are translated into U.S. dollars at period-end exchange rates and income and expense accounts are translated at average exchange rates during the period. Translation gains and losses related to net assets located outside the U.S. are shown as a component of accumulated other comprehensive income. Gains and losses resulting from foreign currency transactions (transactions denominated in a currency other than the entity’s functional currency), including intercompany financing arrangements for which settlement is planned or anticipated, are included in determining net income for the period in which exchange rates change. Gains or losses on certain intercompany loans that are of a long-term investment nature for which settlement is not planned or anticipated in the foreseeable future are reported and accumulated in the same manner as translation adjustments. These loans are all related to intercompany debt arrangements. As of December 31, 2011, intercompany debt arrangements deemed to be of a long-term investment nature for which settlement is not planned or anticipated in the foreseeable future equaled €581.0 million ($753.0 million). In addition, gains or losses on Euro-denominated debt that is designated as a net investment hedge of the Company’s Euro-denominated investments are reported and accumulated in the same manner as translation adjustments.

Advertising—The Company expenses advertising costs within selling, general and administrative expenses as incurred. Advertising costs are less than 1% of consolidated net sales in 2011, 2010 and 2009.

Research and Development—Research and development costs are charged to expense within selling, general and administrative expenses, as incurred. Such costs were $59.1 million, $49.3 million and $43.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Cash and Cash Equivalents—All highly liquid instruments and money market funds with an original maturity of three months or less are considered to be cash equivalents. The carrying amount approximates fair value because of the short maturities of these instruments.

Inventories—Inventories are stated at the lower of cost or market. Cost is determined primarily on average cost or the first-in, first-out method. Inventory quantities on hand are reviewed regularly, and where necessary, provisions for excess and obsolete inventory are recorded based primarily on either the Company’s estimated forecast of product demand and production requirements or historical usage. See Item 8. Financial Statements and Supplementary Data - Note 6, “Inventories.”

Property, Plant and Equipment—Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the various asset classes. Estimated lives generally range from 20-30 years for buildings and improvements (including land improvements), 7-12 years for machinery and equipment, 3-5 years for furniture and fixtures and 14-50 years for mining rights. See Item 8. Financial Statements and Supplementary Data - Note 7, “Property, Plant and Equipment.”

The estimated useful lives of leasehold improvements are the lesser of the estimated life of the improvement or the term of the lease.

Major renewals and improvements are capitalized and minor replacements, maintenance and repairs are charged to current operations as incurred. Upon retirement or disposal of assets, the cost and related accumulated depreciation are removed from the balance sheet and any gain or loss is reflected in the statement of operations.

The Company classifies depreciation and amortization in its Consolidated Statements of Operations consistent with the utilization of the underlying assets as follows:

	Year Ended December 31,
($ in millions)	2011	2010	2009
Cost of products sold	$174.0	$166.7	$178.8
Selling, general and administrative expenses (a)	93.2	89.2	95.4
Total depreciation and amortization	$267.2	$255.9	$274.2

(a)               Primarily consists of amortization costs.

Goodwill—Goodwill represents the cost in excess of fair value of net assets acquired for transactions accounted for using the purchase method of accounting. See Item 8. Financial Statements and Supplementary Data - Note 8, “Goodwill,” for details of goodwill activity by segment.

Other Intangible Assets—Other intangible assets primarily consists of patents and other intellectual property, trade names and trademarks, and customer relationships. Patents and other intellectual property are recorded at their estimated fair values at the time of acquisition and are being amortized over their estimated remaining useful lives, ranging from 4-20 years. Trade names and trademarks are being amortized from 18-25 years, customer relationships are being amortized over periods ranging from 7-15 years and supply agreements are being amortized over periods ranging from 10-15 years. See Item 8. Financial Statements and Supplementary Data - Note 9, “Other Intangible Assets, Net.”

Impairment Accounting— The recoverability of goodwill is reviewed on an annual basis during the fourth quarter. Additionally, the recoverability of goodwill, long-lived tangible, and other intangible assets is reviewed when events or changes in circumstances occur indicating that the carrying value of the assets may not be recoverable. The Company determined that its reporting units for its goodwill impairment review are its operating segments or components of an operating segment that constitute a business for which discrete financial information is available and for which segment management regularly reviews the operating results. Based on this analysis, the Company has identified three reporting units within its reportable segments that qualify for such review.

In accordance with the accounting guidance for determining a goodwill impairment, there is a two-step method. In the first step, the Company determines the fair value of each reporting unit and compares that fair value to the carrying value of such reporting unit. This begins with estimating the fair value of each reporting unit, which is derived from peer multiples.  Specifically, the estimate of the fair value of such reporting unit is based on an industry metric that is the ratio of enterprise value (“EV” which is commonly defined as market capitalization, plus long-term debt, less cash) to Adjusted EBITDA of the relevant benchmark peer companies and groups; this is the peer multiple approach. The Company uses EV multiples for the last twelve months Adjusted EBITDA and for the next fiscal year’s Adjusted EBITDA. The peer companies are typically based upon the competitors disclosed in Item 1, “Business” for each of the reporting units. The Company then multiplies this ratio by the Adjusted EBITDA for the recently completed year and the budgeted Adjusted EBITDA for the upcoming year of such reporting unit and compares it to the carrying value of such reporting unit. If the product of such peer multiple and reporting unit’s Adjusted EBITDA is less than such carrying value, it may be an indication of an impairment. If the initial review does not result in clear evidence that no impairment indicators exist, a review based on expected future cash flows is performed; this is the discounted cash flow approach. For the discounted cash flow approach, the Company makes certain assumptions about, among other things, estimates of future cash flows, including growth rates, price increases, capital expenditures, the benefits of recent acquisitions and expected synergies, and an appropriate discount rate. If the results of the peer multiple approach and the discounted cash flow approach differ materially, the relevant facts and circumstances are reviewed and a qualitative assessment is made to determine the proper weighting. If the results of the first step indicate the carrying amount of a reporting unit is higher than its fair value, the second step must be performed. Specifically, the Company determines the implied fair value of goodwill in the same manner as if it had acquired those reporting units. In the second step, the potential impairment is computed by comparing the implied fair value of the reporting unit’s goodwill with the carrying amount of goodwill. If the carrying amount of the reporting unit’s goodwill is greater than the implied fair value of its goodwill, an impairment loss must be recognized for the excess.  If necessary, the Company may consult with valuation specialists to assist with its goodwill impairment review.

These calculations are based on inherent assumptions and estimates about future cash flows and appropriate benchmark peer companies or groups. Subsequent changes in these assumptions could result in future impairment. Although the Company consistently uses the same methods in developing the assumptions and estimates underlying the fair value calculations, such estimates are uncertain by nature and can vary from actual results.

The recoverability of other intangible assets is reviewed when events or changes in circumstances occur indicating that the carrying value of the assets may not be recoverable. In the fourth quarter of 2010 and in 2011, the Company performed a recoverability test of certain intangible assets in our Viance timber treatment chemicals venture and concluded that there was no impairment of those assets. The Company will continue to monitor the recoverability of these assets if events or circumstances indicate that the carrying value of such assets may not be recoverable.

Financial Instruments—Management believes the carrying amount of financial instruments, including accounts receivable, accounts payable and debt, approximates fair value, except as described in Note 5, “Financial Instruments and Fair Value Measurements.”

Derivatives— All derivatives are recognized as either assets or liabilities at fair value. Changes in the fair value of derivatives not designated as hedging instruments are recognized in earnings while changes in the fair value of derivatives that are designated as hedging instruments are recognized as a component of comprehensive income. The Company uses derivative instruments to manage its exposure to market risks associated with fluctuations in interest rates and foreign currency exchange rates. See Item 8. Financial Statements and Supplementary Data - Note 5, “Financial Instruments and Fair Value Measurements” and Note 18, “Accumulated Other Comprehensive Income,” for the impact of the Company’s net investment and cash flow hedges. The Company does not enter into derivative contracts for trading purposes nor does it use leveraged or complex instruments.

Pension, Postemployment and Postretirement Costs— Defined benefit costs and liabilities and postretirement benefit costs and liabilities have been determined in accordance with accounting standards for retirement benefits. Postemployment benefit costs and liabilities have been determined in accordance with accounting standards for nonretirement postemployment benefits. See Item 8. Financial Statements and Supplementary Data - Note 14, “Employee Benefit Plans,” for further details.

Related Party Transactions—In the ordinary course of business, Rockwood has engaged in transactions with certain related parties including Kohlberg Kravis Roberts & Co. L.P. (“KKR”). For example, the Company paid fees of $2.0 million to KKR related to the refinancing of the Company’s senior secured term loans in February 2011.

As part of the Titanium Dioxide Pigments venture with Kemira that was completed in September 2008, the venture has a long-term agreement expiring in August 2018 to purchase steam and electricity (“energy”) from Kemira. The venture purchased $40.0 million, $36.8 million and $31.2 million, respectively, of energy from Kemira during 2011, 2010 and 2009. As of December 31, 2011 and 2010, $5.6 million and $4.1 million, respectively, was due to Kemira, for energy purchases. In 2009, the venture also made a contractual advance of $16.0 million in connection with this agreement. Minimum annual payments under the energy agreement are approximately $15.6 million per year. In connection with this arrangement, the venture has approximately $27.8 million of a non-interest bearing note receivable from Kemira that is due in August 2028. The carrying value of the note receivable was $5.8 million at December 31, 2011. Interest is imputed at an effective rate of 8.96%. The fair value of the note receivable is approximately $9.7 million at December 31, 2011.

As part of the Titanium Dioxide Pigments venture with Kemira, the venture has a supply agreement for the sale of certain raw materials to Kemira that are manufactured by the venture. The term of this contract expires in December 2015. Transactions between the Titanium Dioxide Pigments venture and Kemira consisted of sales to Kemira of $3.4 million, $2.1 million and $2.8 million in 2011, 2010 and 2009, respectively, and amounts due from Kemira of $0.6 million and $0.4 million at December 31, 2011 and 2010, respectively. In addition, there were sales from the Titanium Dioxide Pigments venture to companies owned by Kemira of $2.2 million and $11.1 million during 2010 and 2009, respectively, of which $0.1 million was due to the venture at December 31, 2010.

As part of the Viance, LLC joint venture, the Company’s Chemical Specialties, Inc. (“CSI”) subsidiary within the Timber Treatment Chemicals business and The Dow Chemical Company (“Dow”) entered into certain related party transactions. Viance, LLC does not own manufacturing facilities, and as a result, relies on the members of the joint venture to provide substantially all product and distribution requirements. In addition, the members sell products to Viance, LLC. Transactions between Viance, LLC and Dow amounted to: purchases from Dow of $1.3 million, $4.1 million and $5.0 million in 2011, 2010 and 2009, respectively, and sales to Dow of $0.4 million, $0.4 million and $0.3 million in 2011, 2010 and 2009, respectively. Amounts due to Dow totaled $0.1 million and $2.3 million at December 31, 2011 and 2010, respectively.

Income Taxes—Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts and the corresponding tax carrying amounts of assets and liabilities. Deferred tax assets are also recognized for tax loss and tax credit carryforwards. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence weighted toward evidence that is objectively verifiable. Deferred taxes are not provided on the undistributed earnings of subsidiaries as such amounts are considered to be permanently invested.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to not be sustained upon audit by the relevant authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

The Company records liabilities for uncertain tax benefits net of deferred tax assets associated with tax loss carryforwards for liabilities arising in the same year as the asset and for liabilities arising in different years from the asset, provided that the related tax loss can be carried back or forward to offset the liability.

Where the Company has a loss from continuing operations and income in other categories, the Company allocates a tax benefit to continuing operations and a tax provision to those other categories. Where there is income in other categories on a net basis, the Company’s policy is to allocate the tax provision only to categories with income and on a pro-rata basis.

Future realization of the tax benefit of an existing deductible temporary difference or carryforward ultimately depends on the existence of sufficient taxable income of the appropriate character (for example, ordinary income or capital gain) within the carryforward period available under the tax law. The Company’s policy is to consider the following sources of taxable income, which may be available under the tax law to realize a tax benefit for deductible temporary differences and carryforwards:

·                  Future reversals of existing taxable temporary differences.

·                  Future taxable income exclusive of reversing temporary differences and carryforwards.

·                  Taxable income in prior carry back year(s) if carry back is permitted under the tax law.

·                  Tax planning strategies that would, if necessary, be implemented to:

(1)              Accelerate taxable amounts to utilize expiring carryforwards.

(2)              Change the character of taxable or deductible amounts from ordinary income or loss to capital gain or loss.

(3)              Switch from tax-exempt to taxable investments.

Evidence available about each of those possible sources of taxable income will vary between tax jurisdictions and, possibly, from year to year. To the extent evidence about one or more sources of taxable income is sufficient to support a conclusion that a valuation allowance is not necessary, the Company’s policy is that other sources need not be considered. Consideration of each source is required, however, to determine the amount of the valuation allowance that may be required to be recognized for deferred tax assets.

For any specific jurisdiction where a history of three years of cumulative losses has occurred or where there has been a substantial change in the business (e.g., a major acquisition or divestiture); the Company does not rely on projections of future taxable income as described above. Instead, the Company determines its need for a valuation allowance on deferred tax assets, if any, by determining an average steady-state normalized taxable income amount over the last three years, adjusted for acquisitions or divestitures if necessary. The Company will also consider the following positive evidence in the above scenarios, if present:

·                  Existing contracts or firm sales backlog that will produce more than enough taxable income to realize the deferred tax asset based on existing sales prices and cost structures.

·                  An excess of appreciated asset value over the tax basis of the entity’s net assets in an amount sufficient to realize the deferred tax asset.

Comprehensive Income—Comprehensive income includes net income and the other comprehensive income components which include unrealized gains and losses from foreign currency translation and from certain intercompany transactions that are of a long-term investment nature, pension-related adjustments that are recorded directly into a separate section of stockholders’ equity in the balance sheets and net investment and cash flow hedges. Foreign currency translation amounts are not adjusted for income taxes since they relate to indefinite life investments in non-U.S. subsidiaries and certain intercompany debt. See Item 8. Financial Statements and Supplementary Data - Note 18, “Accumulated Other Comprehensive Income.”

Accounting for Environmental Liabilities—In the ordinary course of business, Rockwood is subject to extensive and changing federal, state, local and foreign environmental laws and regulations, and has made provisions for the estimated financial impact of environmental cleanup and site reclamation costs. Rockwood’s policy has been to accrue costs of a non-capital nature related to environmental clean-up when those costs are believed to be probable and can be reasonably estimated. If the aggregate amount of the obligation and the amount and timing of the cash payments for a site are fixed or reliably determinable, the liability is discounted. Expenditures that extend the life of the related property or mitigate or prevent future environmental contamination are capitalized and expenditures related to existing conditions resulting from past or present operations and from which no current or future benefit is discernible are immediately expensed. The quantification of environmental exposures requires an assessment of many factors, including changing laws and regulations, advancements in environmental technologies, the quality of information available related to specific sites, the assessment stage of each site investigation and the length of time involved in remediation or settlement. In some matters, Rockwood may share costs with other parties. Rockwood does not include anticipated recoveries from insurance carriers or other third parties in its accruals for environmental liabilities.

Stock-Based Compensation— Under the 2008 Amended and Restated Stock Purchase and Option Plan of Rockwood Holdings, Inc. and Subsidiaries (the “Plan”) the Company granted stock options, restricted stock and other stock-based awards to the Company’s employees and directors and allowed employees and directors to purchase shares of its common stock. However, the Company no longer issues equity awards under this Plan. In April 2009, the Company adopted the 2009 Stock Incentive Plan (the “New Plan”; together with the Plan, the “Plans”), which has 11,000,000 authorized shares. All equity awards granted after this date are being awarded under the New Plan.

The Company awarded restricted stock units in 2011, 2010 and 2009, and stock options in 2009 to certain employees of Rockwood Corporate Headquarters and its business units. See Item 8. Financial Statements and Supplementary Data - Note 13, “Stock-Based Compensation,” for further details. The restricted stock units contain a provision in which the units shall immediately vest and become converted into the right to receive a cash payment upon a change in control as defined in the equity agreement. As the provisions for redemption are outside the control of the Company, the fair value of these units as of December 31, 2011 and 2010 has been recorded as mezzanine equity (outside of permanent equity) in the Consolidated Balance Sheets.

Recently Issued Accounting Standards:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) that substantially converged the requirements for fair value measurement and disclosure between the FASB and the International Accounting Standards Board (“IASB”). This ASU is largely consistent with existing fair value measurement principles under U.S. GAAP. This ASU is effective for the Company in its first quarter beginning January 1, 2012 and is not expected to have a material impact on the Company’s financial statements.

In June 2011, the FASB issued an ASU that addressed the presentation of comprehensive income in the financial statements. This accounting update allows an entity the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company has adopted this ASU and has included statements of comprehensive income in these financial statements.

In September 2011, the FASB issued an ASU that requires additional disclosures about an employer’s participation in a multiemployer pension plan. Previously, disclosures were limited to the historical contributions made to the multiemployer pension plans. The Company began providing the required additional disclosures for its multiemployer pension plans in this Form 10-K (See Item 8. Financial Statements and Supplementary Data - Note 14, “Employee Benefit Plans,” for further details).

In September 2011, the FASB issued an ASU that allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under this new ASU, if a Company chooses the qualitative method, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This ASU is effective for annual and interim impairment tests performed for fiscal years beginning after December 15, 2011. The Company does not expect this ASU to have a material impact on its financial statements.

DISCONTINUED OPERATIONS:	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS:
DISCONTINUED OPERATIONS:

2. DISCONTINUED OPERATIONS:

On January7, 2011, the Company completed the sale of its plastic compounding business. As of December31, 2010, this business met the criteria for being reported as a discontinued operation. The plastic compounding business, which manufactured specialty plastic compounds for the wire and cable industry, medical applications and other uses, comprised substantially all of the assets of the Company's former Specialty Compounds segment. The Company's financial statements have been reclassified to reflect the plastic compounding business as discontinued operations for all periods presented.

The sale of the plastic compounding business includes the net gain on the sale of the plastic compounding business of $119.3 million (net of taxes of $78.2 million, a portion of which was offset through the utilization of net operating losses of $76.5 million) for the year ended December31, 2011. The valuation allowance related to these net operating losses was reversed in the fourth quarter of 2010 as a benefit to income taxes in continuing operations.

Income from discontinued operations, net of tax, of $0.9 million for the year ended December31, 2011 includes $0.7 million related to the reversal of certain reserves in connection with the sale of the Electronics business in December2007.

Operating results of the discontinued operations of the plastic compounding business for the years ended December31, 2010 and 2009 are as follows:

	YearEndedDecember31,
($inmillions)	2010	2009
Net sales	$231.3	$193.8
Cost of products sold	187.2	156.7
Gross profit	44.1	37.1
Selling, general and administrative expenses	16.7	15.6
Income before taxes	27.4	21.5
Income tax provision	8.8	7.5
Net income	$18.6	$14.0

For the year ended December31, 2010, income from discontinued operations, net of tax, also included $0.8 million that was related to the favorable resolution of a claim against the Company's former Groupe Novasep business sold in January2007. For the year ended December31, 2009, income from discontinued operations, net of tax, also included $2.8 million that was primarily related to the favorable resolution of a claim against the Company's former Groupe Novasep business and the reversal of certain reserves no longer deemed necessary in connection with the sale of the Electronics business in December2007.

The carrying value of the assets and liabilities of the plastic compounding business included as discontinued operations in the Consolidated Balance Sheets as of December31, 2010 are as follows:

($inmillions)
ASSETS
Cash and cash equivalents	$16.6
Accounts receivable, net	32.9
Inventories	18.0
Property, plant and equipment, net	63.0
Other intangible assets, net	16.2
Other assets	7.4
Total assets	$154.1
LIABILITIES
Accounts payable and other current liabilities	$27.6

SEGMENT INFORMATION:	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION:
SEGMENT INFORMATION:

3. SEGMENT INFORMATION:

The Company is a global developer, manufacturer and marketer of high value-added specialty chemicals and advanced materials. The Company currently operates in various business lines within its five reportable segments according to the nature and economic characteristics of its products and services consisting of: (1)Lithium (2)Surface Treatment (3)Performance Additives, which includes color pigments and services, timber treatment chemicals and clay-based additives, (4)Titanium Dioxide Pigments, which consists of titanium dioxide pigments, and zinc- and barium-based compounds and (5)Advanced Ceramics, which includes ceramic-on-ceramic ball head and liner components used in hip-joint prostheses systems, ceramic cutting tools and a range of other ceramic components.

The basis for determining an enterprise's reportable segments is the manner in which financial information is used internally by the enterprise's chief operating decision maker, the Company's Chief Executive Officer.

Items that cannot be readily attributed to individual segments have been classified as "Corporate and other." Corporate and other operating loss primarily represents payroll, professional fees and other operating expenses of centralized functions such as treasury, tax, legal, internal audit and consolidation accounting as well as the cost of operating the Company's central offices (including some costs maintained based on legal or tax considerations). The primary components of Corporate and other, in addition to operating expenses, are interest expense on external debt (including the amortization of deferred financing costs), foreign exchange losses or gains, and mark-to-market gains or losses on derivatives. The Corporate and other classification also includes the results of operations, assets (primarily real estate) and liabilities (including pension and environmental) of the metal sulfides business, legacy businesses formerly belonging to the Dynamit Nobel businesses that were acquired in 2004, the wafer reclaim business and the rubber/thermoplastics compounding business.

Summarized financial information for each of the reportable segments is provided in the following tables:

	YearendedDecember31,
($inmillions)	2011	2010	2009
Net Sales:
Lithium	$456.5	$397.1	$357.3
Surface Treatment	743.2	662.0	564.0
Performance Additives	784.4	726.7	671.5
Titanium Dioxide Pigments	930.4	759.2	666.3
Advanced Ceramics	585.1	515.6	412.2
Corporate and other	169.7	131.0	97.8
Total	$3,669.3	$3,191.6	$2,769.1

The Company uses Adjusted EBITDA on a segment basis to assess the ongoing performance of the Company's business segments and reporting units. Because the Company views Adjusted EBITDA on a segment basis as an operating performance measure, the Company uses income (loss) from continuing operations before taxes as the most comparable U.S. GAAP measure. The summary of segment information below includes "Adjusted EBITDA," a financial measure used by the Company's chief decision maker and senior management to evaluate the operating performance of each segment.

	YearendedDecember31,
($inmillions)	2011	2010	2009
Adjusted EBITDA from continuing operations:
Lithium	$170.2	$144.4	$141.2
Surface Treatment	151.0	124.1	85.7
Performance Additives	144.0	123.8	95.1
Titanium Dioxide Pigments	257.6	129.5	97.3
Advanced Ceramics	183.7	153.2	107.7
Corporate and other	(43.7)	(40.6)	(17.1)
Total	$862.8	$634.4	$509.9

	YearendedDecember31,
($inmillions)	2011	2010	2009
Capital Expenditures:
Lithium	$76.2	$29.7	$24.1
Surface Treatment	23.6	15.0	21.0
Performance Additives	44.9	27.8	26.2
Titanium Dioxide Pigments	75.3	60.4	40.6
Advanced Ceramics	46.1	40.7	32.8
Corporate and other	13.6	6.7	6.8
Total (a)	$279.7	$180.3	$151.5

(a) Net of government grants of $16.0 million and $3.2 million received for the years ended December31, 2011 and 2010, respectively.

	IdentifiableAssetsasofDecember31,
($inmillions)	2011	2010	2009
Lithium	$1,189.5	$1,091.6	$1,051.6
Surface Treatment	947.5	926.6	962.7
Performance Additives	745.7	759.4	773.1
Titanium Dioxide Pigments	929.6	897.4	945.4
Advanced Ceramics	810.9	828.8	867.8
Corporate and other (a)	409.6	452.7	339.7
Eliminations (b)	(445.2)	(386.3)	(298.9)
Total (c)	$4,587.6	$4,570.2	$4,641.4

(a) Corporate and other identifiable assets primarily represent deferred financing costs that have been capitalized in connection with corporate external debt financing, deferred income tax assets and cash balances maintained in accordance with centralized cash management techniques.

(b) Amounts contained in the "Eliminations" column represent the individual subsidiaries' retained interest in their cumulative net cash balance (deposits less withdrawals) included in the corporate centralized cash system and within the identifiable assets of the respective segment. These amounts are eliminated as the corporate centralized cash system is included in the Corporate and other segment's identifiable assets.

(c) This amount does not include $154.1 million and $146.4 million of identifiable assets as of December31, 2010 and 2009, respectively, from the plastic compounding business sold in January2011.

The following table represents summarized geographic information with net sales based on seller's location:

	YearendedDecember31,
($inmillions)	2011	2010	2009
Net sales:
Germany	$1,900.9	$1,604.2	$1,176.0
United States	731.2	673.0	609.6
Rest of Europe	646.1	571.5	693.8
Rest of World	391.1	342.9	289.7
	$3,669.3	$3,191.6	$2,769.1

The following table presents the net book value of the Company's long-lived assets located in the regions indicated:

	AsofDecember31,
($inmillions)	2011	2010	2009
Long-lived assets:
Germany	$750.0	$747.9	$782.2
Rest of Europe	383.5	368.7	395.1
United States	259.7	230.4	244.2
Rest of World	225.3	219.9	214.1
	$1,618.5	$1,566.9	$1,635.6

On a segment basis, the Company defines Adjusted EBITDA as operating income excluding depreciation and amortization, certain non-cash gains and charges, certain other special gains and charges deemed by senior management to be non-recurring gains and charges and certain items deemed by senior management to have little or no bearing on the day-to-day operating performance of its business segments and reporting units. The adjustments made to operating income directly correlate with the adjustments to net income in calculating Adjusted EBITDA on a consolidated basis pursuant to the senior secured credit agreement, which reflects management's interpretations thereof. The indenture governing the 2014 Notes and the facility agreement related to the Titanium Dioxide Pigments venture excludes certain adjustments permitted under the senior credit agreement. Senior management uses Adjusted EBITDA on a segment basis as the primary measure to evaluate the ongoing performance of the Company's business segments and reporting units.Because the Company views Adjusted EBITDA on a segment basis as an operating performance measure, the Company uses income (loss) from continuing operations before taxes as the most comparable U.S. GAAP measure.

Major components within the reconciliation of income (loss) from continuing operations before taxes to Adjusted EBITDA are described more fully in the table below:

				Titanium
		Surface	Performance	Dioxide	Advanced	Corporate
($inmillions)	Lithium	Treatment	Additives	Pigments	Ceramics	andother	Consolidated
Year ended December31, 2011
Income (loss) from continuing operations before taxes	$118.0	$80.3	$69.7	$163.7	$102.2	$(77.8)	$456.1
Interest expense, net (a)	7.4	20.6	9.1	12.7	21.6	24.7	96.1
Depreciation and amortization	41.4	33.1	58.4	71.9	53.7	8.7	267.2
Restructuring and other severance costs(b)	3.2	8.0	2.3	-	0.7	0.3	14.5
Systems/organization establishment expenses(c)	-	0.8	0.7	5.0	-	-	6.5
Acquisition and disposal costs	-	0.1	-	-	0.1	0.2	0.4
Loss on early extinguishment/modification of debt(d)	2.9	4.8	1.7	-	4.0	3.2	16.6
Asset write-downs and other	0.1	0.1	0.8	-	0.6	-	1.6
Foreign exchange loss (gain) on financing activities, net	(2.8)	3.0	1.1	-	0.8	(3.4)	(1.3)
Other (e)	-	0.2	0.2	4.3	-	0.4	5.1
Total Adjusted EBITDA	$170.2	$151.0	$144.0	$257.6	$183.7	$(43.7)	$862.8
Year ended December31, 2010
Income (loss) from continuing operations before taxes	$85.5	$55.5	$34.0	$44.5	$72.4	$(87.4)	$204.5
Interest expense, net (a)	20.7	30.3	25.8	15.0	29.1	30.2	151.1
Depreciation and amortization	37.1	33.6	56.8	69.6	49.6	9.2	255.9
Restructuring and other severance costs(b)	-	2.0	1.5	-	1.1	0.4	5.0
Systems/organization establishment expenses(f)	-	1.0	0.3	0.5	0.2	0.1	2.1
Acquisition and disposal costs	-	0.1	0.2	-	-	1.0	1.3
Loss on early extinguishment/modification of debt(g)	0.2	0.4	0.3	-	0.4	0.3	1.6
Asset write-downs and other (h)	0.3	1.5	4.1	0.1	0.8	4.7	11.5
Foreign exchange loss (gain) on financing activities, net	0.6	(0.2)	0.1	-	(0.4)	0.9	1.0
Other (i)	-	(0.1)	0.7	(0.2)	-	(0.0)	0.4
Total Adjusted EBITDA	$144.4	$124.1	$123.8	$129.5	$153.2	$(40.6)	$634.4
Year ended December31, 2009
Income (loss) from continuing operations before taxes	$70.7	$8.3	$(15.0)	$(8.3)	$5.3	$(50.8)	$10.2
Interest expense, net (a)	27.2	34.0	31.8	24.6	36.1	24.4	178.1
Depreciation and amortization	35.2	35.3	62.7	77.7	52.0	11.3	274.2
Restructuring and other severance costs(b)	0.5	5.2	6.1	0.1	7.0	1.4	20.3
Systems/organization establishment expenses(f)	-	0.7	2.1	3.1	0.3	0.1	6.3
Acquisition and disposal costs	-	0.1	2.7	0.1	-	0.1	3.0
Loss on early extinguishment/modification of debt(j)	5.8	5.2	2.4	-	7.2	6.0	26.6
Asset write-downs and other	(0.1)	0.4	0.2	-	0.3	1.8	2.6
Foreign exchange (gain) loss on financing activities, net	1.7	(5.9)	0.1	-	(0.6)	(11.3)	(16.0)
Other (k)	0.2	2.4	2.0	-	0.1	(0.1)	4.6
Total Adjusted EBITDA	$141.2	$85.7	$95.1	$97.3	$107.7	$(17.1)	$509.9

(a) Includes gains of $0.5 million, $13.4 million and $3.9 million for the years ended December31, 2011, 2010 and 2009, respectively, representing the movement in the mark-to-market valuation of the Company's interest rate and cross-currency swaps.

(b) See Item 8. Financial Statements and Supplementary Data - Note 17, "Restructuring And Other Severance Costs," for further details.

(c) Primarily relates to settlement costs associated with the termination of a supply agreement related to the formation of the Company's titanium dioxide pigments venture.

(d) Represents fees of $13.5 million and the write-off of deferred financing costs of $3.1 million in connection with the refinancing of the senior secured credit facility and the repayment of the senior secured term loans in February2011.

(e) Primarily relates to professional fees incurred in connection with exploring strategic options.

(f) Primarily relates to costs incurred in conjunction with the integration of businesses acquired.

(g) Represents the write-off of deferred financing costs associated with the voluntary prepayment of $200.2 million of senior secured term loans in July2010.

(h) Primarily relates to the write-down of a receivable of $4.7 million related to a pension indemnification in conjunction with the acquisition of the Dynamit Nobel businesses in 2004, fixed asset write-downs of $2.1 million in the Performance Additives segment and the write-off of an acquisition-related receivable of $1.6 million in our Surface Treatment segment.

(i) The Company recorded income of $0.7 million primarily related to a gain recorded on the sale of an investment previously accounted for under the equity method in the Surface Treatment segment and the reversal of a reserve covering legacy obligations assumed in connection with the acquisition of the Dynamit Nobel businesses in 2004.

(j) Represents the write-off of deferred financing costs of $20.9 million and lender fees related to the early extinguishment of debt of $12.0 million, partially offset by a discount of $6.3 million related to the repurchase of $153.2 million in aggregate principal amount of the 2014 Notes.

(k) Primarily relates to an increase in reserves covering legacy obligations assumed in connection with the KKR Acquisition in 2000 and the acquisition of the Dynamit Nobel businesses in 2004.

VARIABLE INTEREST ENTITIES:	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES:
VARIABLE INTEREST ENTITIES:

4. VARIABLE INTEREST ENTITIES:

Viance LLC Joint Venture

Viance is a joint venture between the Timber Treatment Chemicals business of the Performance Additives segment and Dow that provides an extensive range of advanced wood treatment technologies and services to the global wood treatment industry.The Company has concluded that Rockwood is the primary beneficiary of Viance and as such has consolidated the joint venture. This conclusion was made as Rockwood has the obligation to absorb losses of Viance that could potentially be significant to Viance and/or the right to receive benefits from Viance that could potentially be significant to Viance. In addition, CSI has the power to direct the activities of Viance that most significantly impact Viance's performance, as Viance does not own manufacturing facilities.As a result, Viance primarily relies on CSI to provide product and distribution requirements through a supply agreement.

At December31, 2011 and 2010, no consolidated assets of the Company were pledged as collateral for any obligations of Viance and the general creditors of Viance had no recourse against the Company.Viance's assets can only be used to settle direct obligations of Viance.

The carrying values of the assets and liabilities of the Viance joint venture included in the Consolidated Balance Sheets are as follows:

	December31,
	2011	2010
Cash and cash equivalents	$2.9	$6.6
Other current assets	10.8	17.7
Total current assets	13.7	24.3
Other intangible assets, net	65.1	71.6
Other assets	3.1	3.6
Total assets	$81.9	$99.5

Total liabilities	$4.8	$11.2

Titanium Dioxide Pigments Venture

In September2008, the Company completed the formation of a Titanium Dioxide Pigments venture with Kemira Oyj ("Kemira") that focuses on specialty titanium dioxide pigments. The venture includes the combination of the Company's titanium dioxide pigments and functional additives businesses, including its production facility in Duisburg, Germany, and Kemira's titanium dioxide business, including Kemira's titanium dioxide plant in Pori, Finland.The Company has not identified significant variable interests in this venture and accordingly has concluded that this venture does not meet the definition of a variable interest entity ("VIE"). The Company owns 61% of the venture and consolidates it based on the "voting interest" model given its majority ownership and ability to control decision making. Kemira only has certain "protective rights" to limit Rockwood's control.

In conjunction with this venture, there is a power plant that is legally owned and operated by a Finnish power cooperative ("PVO").Kemira is a cooperative participant and has an indirect interest in the power plant via ownership of a special share class. The venture utilizes the majority of power supplied. This power plant was determined to be a VIE as the equity holders of the power plant as a group (including Kemira) lack the ability to influence decision making since PVO effectively controls the power plant. It was determined that Rockwood and Kemira jointly form the primary beneficiary of the power plant. The venture has a long-term agreement expiring in August2018 to purchase steam and electricity ("energy") from Kemira. Due to the terms of this agreement under which Kemira has the risks and benefits of the majority of the expected life of the power plant, the Company concluded that Kemira is the party most closely associated with the venture and therefore is the primary beneficiary within the related party group. Accordingly, the Company does not consolidate the power plant. Apart from routine payables to Kemira or the PVO in connection with this agreement, no results or balances of the power plant are reflected in the Company's financial statements. See "Related Party Transactions" section of Note 1, "Basis of Presentation and Significant Accounting Policies," for more details regarding the energy agreement.

Other

Rockwood has several unconsolidated ventures, primarily within the Surface Treatment segment. Two of these ventures do not fit the criteria for classification as a VIE as they are financially self-sustaining, "50/50" ventures both as to control and economics. Other ventures manufacture and market products in China and an additional venture is a service provider at a key manufacturing facility. As the parties share risks and benefits disproportionate to their voting interests, the Company has concluded that these ventures are VIEs. However, the Company has also concluded that it should not consolidate these VIEs as it is not the primary beneficiary. The Company does not have the power and/or ability to direct the activities most affecting venture performance due to governance structure and significant expertise provided and/or functions performed by its venture partners. As of December31, 2011 and 2010, Rockwood's aggregate net investment in these ventures was $18.6 million and $14.1 million, respectively. These investments are classified as "Other assets" in the Consolidated Balance Sheet and represents Rockwood's approximate exposure to losses on these investments. Rockwood does not guarantee debt for or have other financial support obligations to these ventures.

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:

5. FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, debt instruments and derivatives. Due to their short term maturity, the carrying amount of receivables and payables approximate carrying value. Cash equivalents primarily consist of highly liquid investments with original maturities of three months or less at the time of purchase and are recorded at cost, which approximates fair value. The Company has exposure to market risk from changes in interest rates and foreign currency exchange rates. As a result, certain derivative financial instruments may be used when available on a cost-effective basis to hedge the underlying economic exposure. Certain of these instruments qualify as cash flow and net investment hedges upon meeting the requisite criteria, including effectiveness of offsetting hedged exposures.Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in earnings as they occur.Derivative financial instruments are not used for trading purposes.

All financial instruments including, derivatives, are subject to counterparty credit risk which is considered as part of the overall fair value measurement. Counterparty credit risk is mitigated by entering into derivative contracts with only major financial institutions of investment grade quality and by limiting the amount of exposure to each financial institution. The Company has considered credit adjustments in its determination of the fair value of its derivative assets and liabilities as of December31, 2011 and 2010 based on market participant assumptions. In addition, based on the credit evaluation of each counter-party institution as of December31, 2011 and 2010, the Company believes the carrying values to be fully realizable.No counterparty has experienced a significant downgrade in 2011 and the condensed consolidated financial statements would not be materially impacted if any counterparties failed to perform according to the terms of its agreement. Under the terms of the agreements, posting of collateral is not required by any party whether derivatives are in an asset or liability position.

Interest Rate Swaps Not Designated as Hedging Instruments

Although the Company is not required under the terms of any of its long-term debt facilities to hedge, or otherwise protect against interest rate fluctuations in its variable-rate debt, the Company has entered into interest rate swaps to manage its exposure to changes in interest rates related to certain variable-rate debt. As of December31, 2011, these contracts cover notional amounts of €195.0 million (at interest rates of 1.40%) and were originally entered into to effectively convert all of the obligations under the Titanium Dioxide Pigments term loan facility to fixed rate obligations. These contracts will mature in June2013. As of December31, 2010, these contracts covered notional amounts of €488.8 million (at interest rates ranging from 1.40% to 4.416%) and were originally entered into to effectively convert a portion of the senior secured credit obligations and all of the obligations under the Titanium Dioxide Pigments term loan facility to fixed rate obligations.

The Company has not applied hedge accounting for these interest rate swaps and has recorded the mark-to-market of these derivatives as a component of interest expense in its consolidated statements of operations. The Company may in the future consider adjusting the amounts covered by these derivative contracts to better suit its capital structure. The Company may allow all or a portion of these swaps to lapse, enter into replacement swaps or settle these swaps prior to expiration. After entering into interest rate swaps, the Company had $855.0 million (the majority of which was subject to a Libor floor of 1.00%) and $908.9 million of variable-rate debt outstanding as of December31, 2011 and 2010, respectively.

In February2011, in connection with the refinancing of the senior secured credit facility, an interest rate swap with a notional amount of €262.9 million ($354.6 million based on the exchange rate in effect on the date of the payment) was terminated resulting in a payment of €10.8 million ($14.6 million based on the exchange rate in effect on the date of the payment).

Cash Flow Hedges

In October2010 and January2011, the Company entered into foreign currency forward contracts to manage its exposure to fluctuations in currency rates on cash flows on certain forecasted sales denominated in currencies other than the functional currency of legal entities in its Surface Treatment segment and Titanium Dioxide Pigments segment.These foreign currency forward contracts hedged the exposure to movements in foreign exchange rates for forecasted transactions that expired in December2011.As a result, there were no notional amounts outstanding for foreign currency forward contracts as of December31, 2011. As of December31, 2010, the Company had notional amounts outstanding for foreign currency forward contracts of $12.5 million for its Surface Treatment segment. The instruments were designated as foreign exchange cash flow hedges and were effective at generating offsetting changes in the cash flows of the hedged item or transaction.

Net Investment Hedges

The Company designated a portion of its Euro-denominated debt that is recorded on its U.S. books as a net investment hedge of its Euro-denominated investments (Euro debt of €14.1 million at December31, 2011; $18.3 million). As a result, any foreign currency gains and losses resulting from the Euro-denominated debt discussed above are accounted for as a component of accumulated other comprehensive income.

The following table provides the fair value and balance sheet location of the Company's derivative instruments as of December31, 2011 and 2010:

		LiabilityDerivatives
		FairValueasof
		December31,
($inmillions)	BalanceSheetLocation	2011	2010
Derivatives Designated as Hedging Instruments:
Foreign exchange contracts	Accrued expenses and other current liabilities	$-	$0.5
Total derivatives designated as hedging instruments		$-	$0.5

Derivatives Not Designated as Hedging Instruments:
Interest rate swaps	Accrued expenses and other current liabilities	$1.5	$2.2
	Other liabilities	0.7	17.3
Total derivatives not designated as hedging instruments		$2.2	$19.5
Total derivatives		$2.2	$20.0

The following table provides the gains and losses reported in "Other Comprehensive Income" ("OCI") within Equity for the years ended December31, 2011, 2010 and 2009:

	AmountofGainor(Loss)Recognizedin
	OCIonDerivativesandOtherFinancial
	Instruments(EffectivePortion)
	YearendedDecember31,
($inmillions)	2011	2010	2009
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts	$0.5	$0.5	$(0.5)

Net Investment Hedging Relationships:
Cross-currency interest rate swaps	$-	$-	$(16.5)
Euro-denominated debt	(9.9)	2.7	(21.4)
Total derivatives	$(9.9)	$2.7	$(37.9)

For the years ended December31, 2011, 2010 and 2009, gains of $2.5 million, $3.3 million and $0.5 million, respectively, were reclassified from accumulated other comprehensive income into income.

The following table provides the gains and losses reported in the Consolidated Statements of Operations for the years ended December31, 2011, 2010 and 2009:

	AmountofGainor(Loss)
	RecognizedinIncomeonDerivatives			LocationofGainor(Loss)
	YearendedDecember31,			RecognizedinIncomeon
($inmillions)	2011	2010	2009	Derivatives
Derivatives Not Designated as Hedging Instruments:
Interest rate contracts	$0.5	$11.8	$4.0	Interest expense
Cross-currency interest rate swaps	-	1.6	(0.1)	Interest expense
Foreign exchange contracts	-	(0.2)	-	Selling, general and administrative expenses
Total derivatives	$0.5	$13.2	$3.9

The Company follows a fair value measurement hierarchy to measure assets and liabilities. As of December31, 2011 and 2010, the assets and liabilities measured at fair value on a recurring basis are derivatives, cash equivalents and government debt securities. In addition, the Company measures its pension plan assets at fair value (see Item 8. Financial Statements and Supplementary Data - Note 14, "Employee Benefit Plans" for further details). The Company's financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy as follows:

Level 1 - Inputs are unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. The fair values of money market funds are based on unadjusted quoted market prices from various financial information service providers and securities exchanges.

Level 2 - Inputs are directly or indirectly observable, which include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means. The fair values of derivatives are based on quoted market prices from various banks for similar instruments.The valuation of these instruments reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including forward curves.

Level 3 - Inputs are unobservable inputs that are used to measure fair value to the extent observable inputs are not available.The Company does not have any financial assets or liabilities that are classified as Level 3 inputs as of December31, 2011 or 2010.

In accordance with the fair value hierarchy, the following table provides the fair value of the Company's financial assets and liabilities that are required to be measured at fair value as of December31, 2011 and 2010:

	FairValueMeasurements
	AsofDecember31,2011			AsofDecember31,2010
($inmillions)	Total	Level1	Level2	Total	Level1	Level2
Assets
Cash equivalents	$154.7	$154.7	$-	$154.5	$154.5	$-
Government debt securities	0.9	0.9	-	-	-	-
Total assets at fair value	$155.6	$155.6	$-	$154.5	$154.5	$-

Liabilities
Interest rate swaps	$2.2	$-	$2.2	$19.5	$-	$19.5
Foreign exchange contracts	-	-	-	0.5	-	0.5
Total liabilities at fair value	$2.2	$-	$2.2	$20.0	$-	$20.0

Debt

The Company estimates the fair value of its debt under the senior secured credit facilities and Titanium Dioxide Pigments venture facility agreement, based on current interest rates and terms, approximates carrying value. Based on quoted market values at December31, 2011 and 2010, the Company estimates the fair value of its 2014 Notes approximated $531.5 million and $547.6 million, respectively.As of December31, 2011 and 2010, the principal carrying amount of the 2014 Notes was $524.1 million and $534.7 million, respectively.

INVENTORIES:	12 Months Ended
Dec. 31, 2011
INVENTORIES:
INVENTORIES:

6. INVENTORIES:

Inventories are comprised of the following:

	December31,
($inmillions)	2011	2010
Raw materials	$222.9	$181.6
Work-in-process	88.9	79.9
Finished goods	355.3	272.6
Packaging materials	7.2	7.7
Total	$674.3	$541.8

PROPERTY, PLANT AND EQUIPMENT:	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT:
PROPERTY, PLANT AND EQUIPMENT:

7. PROPERTY, PLANT AND EQUIPMENT:

Property, plant and equipment, net is comprised of the following:

	December31,
($inmillions)	2011	2010
Land	$142.4	$151.7
Buildings and improvements, including land improvements	615.4	590.8
Machinery and equipment	1,618.1	1,480.9
Furniture and fixtures	132.3	120.6
Mining rights	86.3	86.3
Construction-in-progress	149.0	108.6
Property, plant and equipment, at cost	2,743.5	2,538.9
Less accumulated depreciation and amortization	(1,125.0)	(972.0)
Property, plant and equipment, net	$1,618.5	$1,566.9

Depreciation expense was $189.9 million, $179.1 million and $194.0 million for the years ended December31, 2011, 2010 and 2009, respectively.

In addition, property, plant and equipment at December31, 2011 and 2010 includes items recorded under capital leases as follows:

	December31,
($inmillions)	2011	2010
Buildings and improvements, including land improvements	$47.0	$48.5
Machinery and equipment	2.8	2.9
Furniture and fixtures	6.2	5.9
	56.0	57.3
Accumulated depreciation	(17.4)	(15.5)
Total	$38.6	$41.8

At December31, 2011, minimum payments due under capital leases are as follows:

($inmillions)
Years ended December31:
2012	$5.2
2013	4.8
2014	4.7
2015	4.3
2016	4.3
Thereafter	23.4
46.7
Less: Amount representing interest	11.3
$35.4

GOODWILL:	12 Months Ended
Dec. 31, 2011
GOODWILL:
GOODWILL:

8. GOODWILL:

Below are goodwill balances and activity by segment:

		Surface	Advanced	Corporate
($inmillions)	Lithium	Treatment	Ceramics	andother	Total
Balance, December31, 2009	$287.5	$369.1	$277.5	$5.1	$939.2
Foreign exchange	(19.8)	(23.1)	(18.9)	(0.3)	(62.1)
Balance, December31, 2010	267.7	346.0	258.6	4.8	877.1
Foreign exchange	(8.4)	(9.8)	(9.2)	(0.1)	(27.5)
Balance, December31, 2011	$259.3	$336.2	$249.4	$4.7	$849.6

The gross amount of goodwill as of December31, 2011, 2010 and 2009 was $1,567.1 million, $1,594.6 million and $1,656.7 million, respectively. The Company has accumulated impairment charges of $717.5 million as of December31, 2011, 2010 and 2009 which relates to the goodwill impairment charge recorded in the fourth quarter of 2008 in the Performance Additives and Titanium Dioxide Pigments segments.

OTHER INTANGIBLE ASSETS, NET:	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS, NET:
OTHER INTANGIBLE ASSETS, NET:

9. OTHER INTANGIBLE ASSETS, NET:

	AsofDecember31,2011			AsofDecember31,2010
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
($inmillions)	Amount	Amortization	Net	Amount	Amortization	Net
Patents and other intellectual property	$363.7	$(178.0)	$185.7	$369.5	$(154.2)	$215.3
Trade names and trademarks	127.7	(42.2)	85.5	131.4	(37.2)	94.2
Customer relationships	334.2	(146.7)	187.5	360.4	(140.4)	220.0
Supply agreements	59.3	(22.9)	36.4	60.4	(17.6)	42.8
Other	51.1	(36.5)	14.6	45.8	(30.5)	15.3
Total	$936.0	$(426.3)	$509.7	$967.5	$(379.9)	$587.6

Amortization of other intangible assets was $77.3 million, $76.8 million and $80.2 million for the years ended December31, 2011, 2010 and 2009, respectively.

Estimated amortization expense for each of the five succeeding fiscal years is as follows:

($inmillions)	Amortization
Yearending	Expense
2012	$72.2
2013	69.4
2014	62.7
2015	54.9
2016	51.9

LONG-TERM DEBT:	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT:
LONG-TERM DEBT:

10. LONG-TERM DEBT:

Long-term debt and loans payable are summarized as follows:

	December31,
($and€ inmillions)	2011	2010
Senior secured credit facilities - term loans	$845.8	$1,260.0
2014 Notes (€250.1 and $200.0)	524.1	534.7
Titanium Dioxide Pigments venture term loans (€195.0 and €220.0, respectively)	252.7	294.4
Capitalized lease obligations	35.4	39.4
Other loans	29.7	32.5
	1,687.7	2,161.0
Less current maturities (a)	(250.5)	(465.7)
	$1,437.2	$1,695.3

(a) Includes $187.2 million of debt with an original maturity date of 2014 expected to be repaid in connection with the issuance of a new tranche of term loan A under its existing credit facility.

Maturities of long-term debt, including the impact of the February2012 refinancing discussed below, are as follows:

($inmillions)
2012	$250.5
2013	256.5
2014	47.3
2015	47.0
2016	47.2
Thereafter	1,039.2
$1,687.7

Senior Secured Credit Facilities

On February10, 2011, the Company completed a refinancing of its senior secured credit facility and entered into a new senior secured credit agreement comprised of an $850.0 million term loan and a $180.0 million revolving credit facility, and repaid $408.9 million of existing term loans. In addition, on February22, 2012, the Company issued a new tranche of term loan A under its existing senior secured credit facility in the amount of $350.0 million and expects to use the proceeds along with cash on hand to redeem all of its outstanding senior subordinated notes ("2014 Notes") and to pay accrued and unpaid interest and applicable redemption premiums. See Item 8. Financial Statements and Supplementary Data - Note 20, "Subsequent Events," for further details.

a) Structure

As of December31, 2011, the senior secured credit agreement consists of a term loan in an aggregate principal amount of $845.8 million, maturing on February10, 2018 and a revolving credit facility in an aggregate principal amount of $180.0 million, made available in U.S. dollars, Euros and/or pounds sterling, maturing on February10, 2016.

b) Availability

Under the senior secured credit agreement, the Company may, under certain circumstances and subject to receipt of additional commitments from existing lenders or other eligible institutions, request that the term loan be increased by up to $350.0 million, and additional amounts, subject to a senior secured leverage ratio. As of December31, 2011, the Company had no outstanding borrowings under this revolving credit facility, and had $31.4 million of letters of credit issued on its behalf.

Amounts borrowed under the term loan that are repaid or prepaid may not be reborrowed.

c) Interest and Fees

The term loan bears interest at Libor (subject to a Libor floor of 1.00%) plus 2.75% (with a 0.25% reduction for achieving a designated leverage ratio). Borrowings from the revolving credit facility bear interest at Libor (subject to a Libor floor of 1.00%) plus 2.75%.

The Company may elect interest periods of one, two, three or six months (nine or twelve months to the extent available from all lenders under the revolving credit facility) for Libor borrowings. Interest is payable at the end of each interest period and, in any event, at least every three months. The senior secured credit facility requires payment of customary commitment, letter of credit and other fees.

d) Guarantees; Security

Obligations under the senior secured credit facilities are guaranteed by Rockwood Specialties International,Inc. and each of Rockwood Specialties Group Inc.'s ("Group") existing and subsequently acquired or organized direct or indirect domestic subsidiaries, subject to certain exceptions, and are secured by first-priority security interests in: substantially all the tangible and intangible assets of Group and its direct or indirect domestic subsidiaries, subject to exceptions; all the capital stock of or other equity interest in Group and each of its direct or indirect domestic subsidiaries; a maximum of 65% of the capital stock of or other equity interests in each direct foreign subsidiary of either Group or of any domestic subsidiary of Group.

e) Amortization and Prepayments

The term loan is payable in Februaryand Augustof each year at an amount equal to 0.50% of the original principal amount outstanding, with the remainder due at the final maturity date.

The Company is required to make the following mandatory prepayments of the term loan under the senior secured credit facility, in each case subject to certain exceptions, with:

· 100% of the net cash proceeds of all sales of assets or other dispositions by the Company or any of its restricted subsidiaries under the senior secured credit facilities of assets other than net cash proceeds (a)from the sale or other disposition of assets in the ordinary course of business, (b)of certain disposals permitted under the senior secured credit agreement (including the proceeds of sales or transfers of accounts receivable (including pursuant to a securitization) in the amount of up to $200.0 million at any time) or (c)that are reinvested in the Company and its restricted subsidiaries within twelve months of the sale or other disposition (subject to extension in certain circumstances).

· 100% of the net cash proceeds of issuances of certain debt obligations.

· 50% of excess cash flows, as defined, in respect of any fiscal year at the end of which the senior secured debt to consolidated EBITDA ratio is equal to or greater than 1.50 to 1, reduced by any amounts reinvested during the first six months of the following year and voluntary prepayments and 25% and 0% of excess cash flow, in respect of any fiscal year at the end of which such ratio is greater than 1.25 to 1 but less than 1.50 to 1 and less than or equal to 1.25 to 1, respectively.

f) Financial Covenants

The senior secured credit agreement contains the following financial covenants:

· a consolidated net senior secured debt to consolidated Adjusted EBITDA test;

· a consolidated Adjusted EBITDA to consolidated cash interest expense test; and

· limitations on capital expenditures.

For purposes of calculating compliance with the financial covenants as of any date, foreign currency denominated indebtedness is to be converted to U.S. dollars based on average exchange rates for the twelve-month period ending on such date. In addition to the financial covenants described above, the Company's senior secured credit agreement contains various affirmative and restrictive covenants. The restrictive covenants limit the Company's ability to, among other things, incur indebtedness and other liabilities; create liens; merge or consolidate; dispose of assets; make investments; pay dividends and make payments to shareholders; make payments on certain indebtedness or to amend documents related to certain indebtedness and to enter into sale leaseback transactions. The senior secured debt to consolidated Adjusted EBITDA ratio covenant cannot exceed 2.75 to 1 on the last day of any fiscal quarter and the interest coverage ratio covenant cannot be less than 2.50 to 1 on the last day of any fiscal quarter.

2014 Notes-In November2004, the Company issued €375.0 million aggregate principal amount of 7.625% senior subordinated notes and $200.0 million aggregate principal amount of 7.500% senior subordinated notes, both due in 2014. As of December31, 2011, the 2014 Notes had an aggregate principal amount of €250.1 million ($324.2 million) in the case of the Euro notes and $200.0 million in the case of the U.S. Dollar notes. The 2014 Notes are pari passu to future senior subordinated indebtedness and junior to all of Group's existing and future senior indebtedness. The 2014 Notes are guaranteed on a senior subordinated unsecured basis by certain of the Company's domestic subsidiaries. As noted above, the Company issued a new tranche of term loan A under its existing senior secured credit facility in the amount of $350.0 million and intends to use the proceeds along with cash on hand to redeem all of its outstanding senior subordinated notes, accrued and unpaid interest and applicable redemption premiums. See Item 8. Financial Statements and Supplementary Data - Note 20, "Subsequent Events," for further details.

Titanium Dioxide Pigments venture term loans and revolving credit facility-As of December31, 2011, the Titanium Dioxide Pigments venture had €195.0 million ($252.7 million) outstanding under the term loans of its facility agreement. The facility also provides for a revolving credit facility of €30.0 million ($38.9 million). This facility provided for additional borrowings of up to €12.9 million ($16.7 million) as of December31, 2011 after an outstanding bank guarantee of €17.1 million ($22.2 million) related to a defined benefit pension obligation. In January2012, this bank guarantee was increased to €25.5 million ($33.1 million). Both the term loan and revolving credit facility mature in June2013.

As of December31, 2011, the interest rate on the term loan and revolving credit facility is Euribor (or Libor if the currency is in USD) plus 1.00%, subject to an adjustment determined by reference to a leverage ratio test. The term loan is payable in installments over a five-year period from the date of the facility agreement, with payments that commenced twelve months from such date and the remainder due at the final maturity date. The term loan and revolving credit facility may be repaid in advance without penalty.

The facility agreement contains affirmative and restrictive covenants, subject to certain thresholds and exceptions. The restrictive covenants limit the venture's ability to undertake certain actions, including but not limited to acquiring or disposing of assets, creating liens on assets, entering into a merger or corporate restructuring, and incurring additional indebtedness. These covenants are calculated in accordance with International Financial Reporting Standards and are based solely on the results of the venture's European operations.

The facility agreement requires the venture to meet certain financial covenants, including:

· a net debt to EBITDA (which is substantially similar to the definition of Adjusted EBITDA in the Company's senior secured credit agreement) test;

· an EBITDA to cash interest expense test; and

· a cash generated for financing activities to debt service test.

The Company was in compliance with the above covenants as of December31, 2011.

The loans are secured by the assets of the venture. In the event that either Kemira's or Rockwood's ownership interest changes, any lender may cancel its commitment and demand repayment of its respective portion of the loans, including accrued and unpaid interest.The facility agreement contains customary events of default, subject to remedy periods, thresholds and exceptions.Upon the occurrence of an event of default under the facility agreement, the lenders can terminate the commitments and declare all amounts, including accrued and unpaid interest, to be due and payable.

Other loans- The Company has Euro-denominated loan facilities that provide aggregate outstanding borrowings of approximately €6.2 million ($8.1 million) as of December31, 2011. These loans mature between 2012 and 2024 and bear annual interest rates ranging up to 5.22%. In addition, the Company has loan facilities denominated in Chinese Renminbi providing for borrowings of an aggregate U.S. dollar equivalent amount of $9.2 million as of December31, 2011. These loans mature in 2012 and bear annual interest rates of 4.78%. The loan facilities described above contain customary events of default and some of them are secured by mortgages or accounts receivable. The Titanium Dioxide Pigments venture has other debt of €9.6 million ($12.4 million), primarily due to a defined benefit plan, at interest rates ranging from 3.60% to 5.00%.

As of December31, 2011, the weighted average interest rate for the Company was 4.8%, excluding deferred financing costs and the mark-to-market valuation of its interest rate swaps.

INCOME TAXES:	12 Months Ended
Dec. 31, 2011
INCOME TAXES:
INCOME TAXES:

11. INCOME TAXES:

Income (loss) from continuing operations before income taxes is as follows:

	YearEndedDecember31,
($inmillions)	2011	2010	2009
United States	$38.8	$(19.0)	$(80.3)
Foreign	417.3	223.5	90.5
	$456.1	$204.5	$10.2

The provision (benefit) for taxes on income (loss) consisted of the following:

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Current income tax expense:
Federal	$0.3	$(3.8)	$0.1
State	0.5	(0.8)	0.3
Foreign	97.3	41.2	29.7
	98.1	36.6	30.1
Deferred income tax expense:
Federal	0.6	(66.7)	6.2
State	(0.6)	(3.2)	0.2
Foreign	26.3	16.7	(18.6)
	26.3	(53.2)	(12.2)
Allocation from discontinued operations:
Federal	-	(7.3)	(6.5)
State	-	(0.3)	(0.3)
	-	(7.6)	(6.8)
Allocation from other comprehensive income:
Federal	-	(0.4)	(1.4)
Total provision (benefit) for taxes	$124.4	$(24.6)	$9.7

Changes in tax rates impact the tax provision (benefit) in the year a rate change is enacted.

The income tax provision from continuing operations reflects an allocation of a tax benefit of $8.0 million and $8.2 million for the years ended December31, 2010 and 2009, respectively, from discontinued operations and other comprehensive income ("OCI") in accordance with the Company's policy disclosed in Note 1, "Basis of Presentation and Significant Accounting Policies."

Deferred income taxes are provided for the effects of temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for income tax purposes. The deferred tax assets and liabilities are determined by applying the enacted tax rate in the year in which the temporary difference is expected to reverse.

The tax effects of the major items recorded as deferred tax assets and liabilities are as follows:

	December31,
($inmillions)	2011	2010
Current deferred income tax assets, net:
Allowance for doubtful accounts	$0.8	$0.6
Restructuring	0.8	0.7
Derivative instruments	0.1	6.6
Other current reserves and accruals	8.3	9.5
Tax loss carryforwards and credits	-	77.0
Valuation allowance	(3.6)	(14.4)
Total current deferred income tax assets, net	6.4	80.0
Noncurrent deferred income tax assets:
Investment basis difference	70.8	52.2
Pension and postretirement benefits	71.2	56.1
Tax loss carryforwards and credits	160.5	86.8
Other noncurrent reserves and accruals	26.3	21.1
Foreign exchange on debt	9.3	13.2
Derivative instruments	0.7	0.3
Other	0.3	0.3
Valuation allowance	(178.2)	(66.7)
Total noncurrent deferred income tax assets	160.9	163.3
Noncurrent deferred income tax liabilities:
Goodwill and other intangibles	(96.4)	(93.3)
Property, plant and equipment	(131.7)	(129.5)
Total noncurrent deferred income tax liabilities	(228.1)	(222.8)
Net deferred income tax liability	$(60.8)	$20.5

Reconciliations of the U.S. statutory income tax rate to the effective tax rate are as follows:

	YearEndedDecember31,
	2011	2010	2009
Federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal effect	-	(1.4)	1.4
Foreign/U.S. tax differential	(5.5)	(14.8)	(114.5)
Goodwill	(0.8)	(1.4)	3.3
Capital loss	(19.3)	-	-
Basis difference	(3.9)	-	-
Increase (decrease) in valuation allowance	22.2	(26.4)	383.9
Debt instruments	-	4.0	(145.1)
Allocation from discontinued operations/OCI	-	(3.8)	(77.6)
Noncontrolling interest	0.3	1.1	3.7
Foreign tax rate increases	0.3	0.2	1.2
Other	(1.0)	(4.5)	3.8
Effective tax rate	27.3%	(12.0)%	95.1%

In 2011, the effective tax rate was positively impacted by domestic income which was not tax effected as a result of the Company's valuation allowance policy and beneficial geographic earnings mix. The effective tax rate was also impacted as a result of a tax election, made at the end of 2011 related to a non-U.S. subsidiary where the Company recognized a taxable capital loss of $251.9 million and an increase to its deferred tax assets of $17.8 million related to the difference between the tax and book basis of the entity's assets. The effect of both the capital loss and the deferred tax asset recognition was offset by an increase in the valuation allowance.

In 2010, the effective tax rate was positively impacted by the reversal of $76.5 million of valuation allowances related to net operating losses that were expected to be utilized as a result of the sale of the plastic compounding business in January2011.A portion of this reversal is reflected in state taxes in the above table. Excluding this benefit, the effective tax rate would have been 25.4%. The effective tax rate was negatively impacted by domestic tax losses which are not tax effected as a result of a valuation allowance and was positively impacted by an allocation of tax benefits to continuing operations, as well as a geographic earnings mix.

In 2009, the effective tax rate was negatively impacted by domestic tax losses which are not tax effected as a result of a full valuation allowance and was positively impacted by a nonrecurring tax benefit in respect of debt related foreign currency changes, an allocation of tax benefits to continuing operations and geographic earnings mix.

The Company's U.S. operations are included in a consolidated federal income tax return.

As of December31, 2011, the Company has U.S. federal and foreign corporate tax loss carryforwards (excluding state and local amounts) of approximately $447.6 million, of which $14.3 million expire through 2016, $345.9 million expire through 2031 and $87.4 million which have no current expiration date. Additionally, the Company has $15.0 million of federal capital loss carryforwards which expire through 2016. With respect to state and local tax loss carryforwards, the Company has approximately $7.2 million that expire through 2021, $64.7 million that expire through 2026, and $209.0 million expiring in years through 2032. The state capital loss carryforwards of $73.6 million expire through 2016.

The worldwide valuation allowance increased by $100.7 million to $181.8 million at December31, 2011 to reserve for an increase in deferred tax assets which resulted from net operating losses and capital losses that more likely than not, will not be realized.

The valuation allowance as of December31, 2010 and 2009 is attributable to deferred tax assets related to certain items, such as tax loss carryforwards in the United States, including certain states, China and other foreign countries for which it is more likely than not that the related tax benefits will not be realized.

A table reflecting the activity in the valuation allowance is as follows:

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Balance, January1	$81.1	$140.5	$92.7
Increase (decrease) as reflected in income tax expense	97.7	(59.6)	34.0
Other	3.0	0.2	13.8
Balance, December31	$181.8	$81.1	$140.5

At December31, 2011, the Company had undistributed foreign earnings of $843.2 million which the Company intends to be permanently reinvested. The Company has determined that it is not practicable to compute a deferred tax liability for foreign withholding taxes or U.S. income taxes on these earnings. In accordance with the indefinite reversal criteria, the foreign currency gains recorded in other comprehensive income related to intercompany debt and foreign currency translation have not been tax effected.

The Company records liabilities for potential assessments in various tax jurisdictions. The liabilities relate to tax return positions which, although supportable by the Company, may be challenged by the tax authorities. The Company adjusts these liabilities as a result of changes in tax legislation, interpretations of laws by Courts, rulings by tax authorities, changes in estimates and the closing of the statute of limitations. The Company's effective tax rate in any given year includes the impact of any changes to these liabilities. Favorable resolution of an issue would generally be recognized as a reduction to the Company's annual tax rate.

The Company has classified uncertain tax positions as non-current income tax liabilities (other liabilities) unless expected to be paid within one year. As of December31, 2011, the total amount of unrecognized tax benefits was $30.1 million. A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits, which excludes interest and penalties, is as follows:

($inmillions)	2011	2010	2009
Unrecognized tax benefits at January1	$25.5	$39.1	$40.9
Increases in tax positions for prior years	1.6	1.4	0.9
Decreases in tax positions for prior years	(0.1)	(1.9)	(1.7)
Increases in tax positions for the current year	6.3	1.3	0.8
Decreases due to settlements with taxing authorities	(1.2)	(9.8)	(0.5)
Lapse in statute of limitations	(1.7)	(3.0)	(1.9)
Foreign exchange	(0.3)	(1.6)	0.6
Unrecognized tax benefits at December31	$30.1	$25.5	$39.1

The Company recognizes interest and penalties related to unrecognized tax benefits in its income tax provision. The Company reversed interest and penalties of $0.5 million in 2011 and accrued interest and penalties of $1.1 million and $0.9 million in 2010 and 2009, respectively. The Company had liabilities accrued of $8.0 million, $8.6 million and $7.9 million for interest and penalties as of December31, 2011, 2010 and 2009, respectively.

In accordance with the Company's policy, where tax losses can be carried back or forward to offset liabilities for uncertain tax benefits, deferred tax assets associated with such tax losses are netted against liabilities for such uncertain tax benefits. This policy results in a $14.6 million and $11.4 million reduction in both liabilities and deferred tax assets for 2011 and 2010, respectively. The Company has recorded unrecognized tax benefits, net of deferred tax assets, of $15.5 million and $14.1 million as of December31, 2011 and 2010, respectively.

Included in the balance of unrecognized tax benefits as of December31, 2011, 2010, and 2009, are $15.5 million, $14.1 million and $19.8 million, respectively, of tax benefits that, if recognized, would affect the effective tax rate. Also included in the balance of unrecognized tax benefits as of December31, 2011, 2010, and 2009, are $14.6 million, $11.4 million and $19.3 million respectively, of tax benefits that, if recognized, would result in adjustments to deferred taxes.

The Company is currently under audit in certain jurisdictions and during the next twelve months, it is reasonably possible that resolution of these audits could result in a benefit of up to $2.1 million or a cost of up to $4.0 million. Audit outcomes and the timing of audit settlements are subject to significant uncertainty.

The Company is subject to taxation in the U.S., various states, and foreign jurisdictions. The Company's tax filings in its major jurisdictions are open to investigation by tax authorities; in the U.S. from 2007, in the U.K. from 2010 and in Germany from 2005.

OPERATING LEASE OBLIGATIONS:	12 Months Ended
Dec. 31, 2011
OPERATING LEASE OBLIGATIONS:
OPERATING LEASE OBLIGATIONS:

12. OPERATING LEASE OBLIGATIONS:

The following is a schedule of minimum future rentals under the terms of noncancelable operating leases as of December31, 2011:

($inmillions)
Years ended December31:
2012	$18.3
2013	13.2
2014	9.5
2015	6.8
2016	5.2
Thereafter	9.3
Total	$62.3

Rent expense under all operating leases was $29.0 million, $28.4 million and $27.9 million for the years ended December31, 2011, 2010 and 2009, respectively. Rent escalations and other lease concessions are reflected on a straight-line basis over the minimum lease term. Minimum future rentals include the effect of any index or rate that was applicable at lease inception.

STOCK-BASED COMPENSATION:	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION:
STOCK-BASED COMPENSATION:

13. STOCK-BASED COMPENSATION:

The aggregate compensation cost for stock options, restricted stock units and Board of Director stock grants, as discussed below, caused income from continuing operations before taxes to decrease by $12.6 million, $13.9 million and $4.7 million for the years ended December31, 2011, 2010 and 2009, respectively.

Restricted Stock-Restricted stock of the Company can be granted with or without payment of consideration with restrictions on the recipient's right to transfer or sell the stock.

Performance-based restricted stock units. Prior to 2010, the Company granted performance-based restricted stock unit awards to its management and key employees. Certain employees had "company-wide performance targets," for which vesting was based on the achievement of specified Adjusted EBITDA and earnings per share levels, while others had "divisional performance targets" for which vesting was based on a particular division's achievement of Adjusted EBITDA performance. The Company granted a "target amount" of performance restricted stock units, whereby if the specified performance target was met, shares of the Company's common stock would be awarded upon vesting of these units. However, these awards provided the employee with the possibility of earning from 0% to 200% of the targeted amounts granted based upon performance.

In December2009, the Company approved 233,657 performance restricted stock units to be awarded to management and key employees which will vest on December31, 2012 as long as the employee continues to be employed by the Company on this date and upon the achievement of certain performance targets approved by the Compensation Committee. The number of shares of the Company's common stock ultimately awarded upon vesting is determined based on the achievement of specified performance criteria over the period January1, 2010 through December31, 2010. However, the Company did not recognize any compensation cost in 2009 for this issuance because the performance targets that formed the basis for vesting of these restricted stock units were not approved until January2010. For this December2009 grant, the applicable performance targets were achieved, and as a result, 447,728 shares will vest as long as the employees continue to be employed by the Company on December31, 2012.

Time-based restricted stock units. Prior to 2010, the Company granted time-based restricted stock unit awards to its management and key employees. In December2009, the Company granted 127,375 time restricted stock units to management and key employees, which will vest on December31, 2012 as long as the employee continues to be employed by the Company on such date.

Market-based restricted stock units. In December2011 and 2010, the Company approved 257,440 and 263,055, respectively, of market-based restricted stock unit awards to its management and key employees which will vest on January1, 2015 and 2014, respectively, as long as the employee continues to be employed by the Company on this date and upon the achievement of certain performance targets approved by the Compensation Committee. For the December2011 awards, a portion of the share units vest based on the percentage change in the price of the Company's common stock over the award period January1, 2012 to December31, 2014. The remaining portion vest based upon the Company's total shareholder return as compared to the total shareholder return for the DOW Jones U.S. Chemical Index for the period January1, 2012 to December31, 2014. For the December2010 awards, a portion of the share units vest based on the percentage change in the price of the Company's common stock over the award period January1, 2011 to December31, 2013. The remaining portion vest based upon the Company's total shareholder return as compared to the total shareholder return for the DOW Jones U.S. Chemical Index for the period January1, 2011 to December31, 2013. The Company specified a "target amount" of market-based restricted stock units, whereby if the specified performance target is met, shares of the Company's common stock would be awarded upon vesting of these units. However, these awards provide the employee with the possibility of earning from 0% to 150% of the targeted amounts granted based upon performance.

The Company did not recognize any compensation cost in 2011 for the awards issued in December2011 because the performance targets that will form the basis for vesting of these restricted stock units were not available as of December31, 2011. These performance targets were set and granted in January2012. The fair value of these market-based restricted stock units was estimated on the date of grant using a Monte Carlo simulation model as they are tied to market conditions. The model utilizes multiple input variables that determine the probability of satisfying each market condition stipulated in the grant and calculates the fair value for the awards. The fair value of market-based restricted stock units awarded in the years ended December31, 2011 and 2010 used the assumptions noted in the following table:

	YearendedDecember31,
	2011	2010
Expected volatility	67%	81%
Risk-free rate	0.4%	1.1%
Expected dividends	N/A	N/A

The compensation cost related to restricted stock units of the Company caused income from continuing operations before taxes to decrease by $9.5 million and $8.7 million for the years ended December31, 2011 and 2010, respectively. The total tax benefit recognized related to restricted stock was $1.0 million and $1.1 million for the years ended December31, 2011 and 2010. With regard to our performance-based restricted stock units, the Company reversed previously recorded expense in 2009 related to performance targets that were no longer probable of being achieved. As a result, the net effect of compensation cost related to restricted stock units caused income from continuing operations to increase by $0.6 million for the year ended December31, 2009.A tax expense of $0.1 million was recorded for the year ended December31, 2009.The weighted average grant date fair value of the restricted shares granted in 2011, 2010 and 2009 were $37.46, $38.02 and $10.40, respectively, per stock unit. As of December31, 2011, there was $22.0 million of unrecognized compensation cost related to restricted stock units, which is expected to be recognized over a weighted-average period of approximately 2.4 years. The total tax benefit realized from restricted stock units vesting was $1.7 million for the year ended December31, 2011.

A summary of the status of the Company's nonvested restricted stock units granted pursuant to the Plan at December31, 2011 and 2010 and changes during the year ended December31, 2011 is presented below:

		Weighted Average
	Shares	FairValue
	('000)
Nonvested at December31, 2010	1,275	$24.09
Granted	478	37.46
Vested	(558)	11.11
Cancelled	(117)	30.69
Nonvested at December31, 2011	1,078	$36.02

Board of Directors Stock Grant-The Company granted 10,608 shares of its common stock to its directors during the year ended December31, 2011. Compensation cost related to the directors' stock grant caused income from continuing operations before taxes and net income to decrease by $0.5 million for each of the years ended December31, 2011, 2010 and 2009.

Stock Options-Stock options granted to employees under the Plan shall have an exercise price at least equal to the fair market value of the Company's common stock on the date of grant. The Company did not grant any stock options to directors or employees in 2011 and 2010.

Time-Based Stock Options. Time options granted in 2004 or prior years have a life of ten years from the date of grant and are fully vested. Time options granted after 2004 typically have a life of seven years and vest in three equal annual installments on each of the first three anniversaries of December31 of the year granted. The Company did not grant any stock options in 2011 and 2010. The compensation expense recorded in 2011 primarily relates to stock options granted in 2009 and 2008.

The compensation cost related to stock options of the Company caused income from continuing operations before taxes to decrease by $2.6 million, $4.7 million and $4.8 million in the years ended December31, 2011, 2010 and 2009, respectively.The total tax benefit recognized related to stock options was $0.2 million, $0.3 million and $0.5 million in the years ended December31, 2011, 2010 and 2009, respectively.

As of December31, 2011, there was $0.4 million of unrecognized compensation cost related to nonvested stock options, which is expected to be recognized over a weighted-average period of approximately 1.0 year.

The weighted-average fair value of options granted during the years ended December31, 2009 was $13.13. The fair value of stock options granted in the years ended December31, 2009 are estimated on the date of grant using the Black-Scholes option pricing model that used the assumptions noted in the following table:

Yearended
December31,2009
Expected term (in years)	4.5
Expected volatility	68%
Risk-free rate	2.3%
Expected dividends	N/A

The expected term represents the period of time that options granted are expected to be outstanding based on the simplified method for determining the expected term of an employee share option. The Company did not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. As a result, the Company's expected term was based on the simplified method.The expected volatility for awards granted in December2009 is based on historical share prices of the Company since it became a public company.The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company did not consider dividends in its calculation of fair value on the date of grant as the Company did not expect to pay dividends.

In addition, the recognition of expense only occurs for awards that are expected to eventually vest.This requires pre-vesting forfeitures to be estimated at the time of grant and modified, if necessary, if actual forfeitures differ from estimated forfeitures.The Company's forfeiture rates are based upon historical share-based equity award cancellations.

The total intrinsic value of stock options exercised during the years ended December31, 2011, 2010 and 2009 was $32.5 million, $25.2 million and $0.4 million, respectively. Cash received from option exercises during 2011, 2010 and 2009 was $14.4 million, $26.9 million and $1.0 million, respectively. The total tax benefit realized from options exercised was $2.3 million and $1.8 million for the years ended December31, 2011 and 2010, respectively. The total fair value of shares vested during the years ended December31, 2011, 2010 and 2009 was $2.8 million, $4.2 million and $7.0 million, respectively.

During 2011, the Company accelerated the vesting of 59,547 share options held by employees of the former plastic compounding business sold in January2011. As a result of the modifications, the Company recognized additional expense of $2.1 million, included in income from discontinued operations, for the year ended December31, 2011.

A summary of the status of the Company's options granted pursuant to the Plan at December31, 2011 and 2010 and changes during the year ended December31, 2011 is presented below:

			Weighted
		Weighted Average	Average Remaining
		Exercise	Contractual	Aggregate
	Shares	Price	Term	IntrinsicValue
	('000)		(years)	($inmillions)
Outstanding at December31, 2010	3,607	$18.43
Exercised	(1,085)	17.32
Forfeited	(15)	14.61
Outstanding at December31, 2011	2,507	$18.94	3.3	$51.2

Options vested at December31, 2011 and expected to vest in the future (a)	2,501	$18.94	3.3	$51.1

Options exercisable at December31, 2011	2,376	$18.84	3.3	$48.8

(a) The number of options expected to vest takes into account an estimate of expected forfeitures.

EMPLOYEE BENEFIT PLANS:	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS:
EMPLOYEE BENEFIT PLANS:

14. EMPLOYEE BENEFIT PLANS:

The Company maintains various defined benefit pension plans, which cover certain employees in the U.S., U.K., Germany, Finland and other countries. In Germany, plan obligations include the provision of postretirement benefits covering private health insurance premiums. Two U.S. subsidiaries provide certain retirees with healthcare and life insurance.

Funding requirements and investment policies for the Company's various defined benefit plans are governed by local statutes and fiduciary standards outlined below.

The following tables summarize the benefit obligations, plan assets and the funded status of the pension plans, along with the amounts recognized in the Consolidated Balance Sheets and the weighted average assumptions used.

	PensionBenefits
	U.S.Plans		Non-U.S.Plans
($inmillions)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$35.6	$32.2	$640.5	$657.7
Service cost	0.2	0.2	8.7	7.5
Interest cost	1.8	1.9	31.8	31.6
Actuarial loss	6.6	2.5	41.9	13.2
Benefits paid	(1.0)	(1.2)	(34.5)	(32.0)
Foreign exchange gain	-	-	(20.2)	(38.2)
Other	-	-	0.5	0.7
Benefit obligation at end of year	$43.2	$35.6	$668.7	$640.5
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$26.0	$23.4	$233.8	$237.9
Actual return on assets	0.6	2.6	0.4	17.1
Employer contributions	1.5	1.2	6.4	4.8
Benefits paid from fund	(1.0)	(1.2)	(16.5)	(14.3)
Foreign exchange loss	-	-	(4.2)	(12.4)
Other	-	-	0.1	0.7
Fair value of plan assets at end of year	$27.1	$26.0	$220.0	$233.8

Funded status (a)	$(16.1)	$(9.6)	$(448.7)	$(406.7)
Amounts recognized in the consolidated balance sheets:
Current liabilities	$-	$-	$(13.2)	$(12.9)
Noncurrent liabilities (b)	(16.1)	(9.6)	(435.5)	(393.8)
Net amount recognized	$(16.1)	$(9.6)	$(448.7)	$(406.7)
Amounts recognized in accumulated other comprehensive income:
Net actuarial losses	$17.6	$10.2	$104.9	$53.0
Prior service cost	-	-	5.4	6.2
Accumulated other comprehensive loss	$17.6	$10.2	$110.3	$59.2

Accumulated benefit obligation	$43.2	$35.6	$637.2	$608.3

Weighted-average assumptions used to determine benefit obligations at December31:
Discount rate	4.18%	5.29%	4.50%	4.92%
Rate of compensation increase	N/A	N/A	3.05%	3.06%

(a) The Company's overall unfunded position in its defined benefit plans as of December31, 2011 is $464.8 million and the funded status of our plans is 35%. However, 76% of the Company's unfunded position is concentrated in plans mostly in Germany, where funding is neither legally required nor customary. When only the plans that have funding requirements are considered, the unfunded portion is $113.4 million and the funded status is 67%. The funding of the Company's pension plans was in compliance with local requirements as of December31, 2011.

(b) Balances include $8.0 million and $10.1 million as of December31, 2011 and 2010, respectively, related to certain German defined benefit obligations which are reported as "Other Liabilities" in the Consolidated Balance Sheets. Balances do not include $7.0 million and $6.8 million as of December31, 2011 and 2010, respectively, representing certain individually immaterial pension and postretirement medical benefit plans which are reported within "Pension and Related Liabilities" in the Consolidated Balance Sheets.

	U.S.Plans			Non-U.S.Plans
($inmillions)	2011	2010	2009	2011	2010	2009
Weighted-average assumptions used to determine net periodic benefit cost for years ended December31:
Discount rate	5.29%	5.89%	6.18%	4.92%	5.29%	6.02%
Expected return on plan assets (a)	7.99%	8.23%	8.28%	5.71%	5.49%	6.17%
Rate of compensation increase	N/A	N/A	N/A	3.06%	3.08%	3.13%
Components of net pension benefit costs:
Service cost	$0.2	$0.2	$0.2	$8.7	$7.5	$8.3
Interest cost	1.8	1.9	1.8	31.8	31.6	33.4
Expected return on assets	(2.0)	(1.9)	(1.6)	(14.8)	(12.9)	(13.7)
Net amortization of actuarial losses	0.7	0.5	0.7	-	0.9	0.1
Amortization of prior service cost	-	-	-	1.0	0.6	-
Other	-	-	-	-	0.4	1.2
Net periodic pension cost	0.7	0.7	1.1	26.7	28.1	29.3
Settlement/curtailment	-	-	-	-	-	(0.4)
Total pension cost	$0.7	$0.7	$1.1	$26.7	$28.1	$28.9

(a) The long-term rate of return on assets listed above is the average of expected returns developed for each plan weighted by each plan's assets, as of January1 of the year measured. Rates of return have been estimated based on various asset-appropriate price and yield indices, adjusted for projected inflation and long-term dividend growth.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($inmillions)	U.S.Plans	Non-U.S. Plans
2012	$1.5	$32.4
2013	1.6	33.6
2014	1.9	35.9
2015	2.0	37.2
2016	2.1	38.3
Years 2017 - 2021	12.1	195.2
Expected employer contributions to plan assets:
2012	$2.0	$5.4

Recognition of actuarial losses-In 2012, the Company expects to recognize $7.0 million of previously unrecognized actuarial losses.

Other postretirement benefits-The Company had liabilities of $5.1 million and $4.3 million as of December31, 2011 and 2010, respectively, related to other postretirement benefit plans reported as "Pension and Related Liabilities" in the Consolidated Balance Sheets. Related plan expenses were $0.2 million, $0.2 million and $0.3 million in 2011, 2010 and 2009, respectively.

Plans with accumulated benefit obligations in excess of plan assets-The Company's defined benefit plans all had accumulated benefit obligations in excess of plan assets.

Plans with projected benefit obligations in excess of plan assets-The Company's defined benefit plans all had projected benefit obligations in excess of plan assets.

Contributions-During the year ended December31, 2011, the Company made contributions of approximately $8.0 million to its defined benefit pension trusts and an additional $18.1 million in benefit payments directly to plan participants. For 2012, the Company expects to make payments of approximately $7.5 million as contributions to pension trusts plus benefit payments directly to plan participants of approximately $18.1 million.

Investment policies and strategies-The Company's plans have varying statutory and plan governance requirements. For example, U.K. plan investments are limited to listed securities not affiliated with the Company or the investment advisor and equities are divided between domestic and foreign equity. U.S. plan investments are generally limited to mutual funds. Although the Company has representatives of local management involved in the governance of all plans, some plans or statutes also have representation by workers, employee unions, and/or corporate-level executives.

Plans in Finland, the U.K. and the U.S. represent approximately 90% of total plan assets. In these countries, the general investment objectives are to maximize the expected return on the plans' assets without unduly prejudicing the security of the members' accrued benefits and with sufficient liquidity to meet current plan cash flow requirements. As each plan is locally governed, asset allocations may vary between plans. Most plans do not have fixed targets but vary their investment allocations based on plan trustees' consultation with professional investment advisors as to whether these allocations remain appropriate in light of relative investment performance and risk and/or actuarial changes related to plan participants. The following table presents the weighted-average of the plans' targeted investment allocations in 2011 as well as the actual weighted-average investment allocations as of December31, 2011 and 2010:

	U.S.Plans			Non-U.S.Plans
	Target	2011	2010	Target	2011	2010
Cash and cash equivalents	-%	1%	-%	3%	8%	9%
Equity securities	61	56	57	36	40	36
Fixed income	39	42	42	50	39	47
Insurance contracts, real estate and other	-	1	1	11	13	8

The following table presents the Company's plan assets using the fair value hierarchy as of December31, 2011 and 2010. See Item 8. Financial Statements and Supplementary Data - Note 5, "Financial Instruments and Fair Value Measurements," for descriptions of the Company's fair value hierarchy levels. The Company does not have any employee benefit plan assets that are classified as Level 3 inputs as of December31, 2011 or 2010.

	FairValueMeasurements
	AsofDecember31,2011			AsofDecember31,2010
(inmillions)	Total	Level1	Level2	Total	Level1	Level2
Cash and cash equivalents	$19.7	$3.7	$16.0	$21.8	$2.6	$19.2
Equity securities:
Domestic large-cap growth (a)(b)	5.3	-	5.3	8.3	-	8.3
International large-cap growth (a)	4.6	0.3	4.3	5.7	0.3	5.4
Other equity funds	77.5	2.6	74.9	84.4	2.8	81.6
Fixed income securities:
Domestic government bonds (a)(b)	8.1	0.8	7.3	9.1	-	9.1
International government bonds (a)	8.6	-	8.6	5.2	-	5.2
Corporate bonds (a)	65.8	2.2	63.6	84.3	1.8	82.5
Plan sponsor	9.9	-	9.9	10.3	-	10.3
Other bond funds	17.7	3.9	13.8	11.8	3.8	8.0
Other investments:
Insurance contracts	17.1	-	17.1	13.3	-	13.3
Real estate investment funds	9.6	-	9.6	-	-	-
Other	3.2	0.1	3.1	5.6	0.1	5.5
Total	$247.1	$13.6	$233.5	$259.8	$11.4	$248.4

(a) Represents a direct investment or mutual pooled fund.

(b) "Domestic" refers to investments in the plan's home country. Most plan assets are located in Finland, the U.K., the U.S. or Germany.

Level 1

Direct investments in publicly traded equity and debt securities are valued at quoted market prices. Similarly, mutual funds are public investment vehicles valued at quoted market prices, which represent the net asset value ("NAV") of the shares held.

Level 2

Most of the Company's Level 2 investments are funds valued at NAV provided by investment managers. Investments that do not meet the criteria for Level 1, but are redeemable at NAV within 90 days of the measurement date are classified as Level 2. Investments with longer time horizons for redemption are evaluated individually based on specific facts and circumstances with the rebuttable presumption that such investments should be classified as Level 3.

Direct investments in corporate and government bonds that are not actively traded are based on institutional bid evaluations using proprietary models. Commingled and proprietary funds are valued at unit or net asset values provided by investment managers, which are based on the fair value of the underlying investments utilizing public information, independent external valuation from third-party services, third-party advisors, or standard bond or other investment valuation models. Insurance contracts are valued as reported by the issuer, typically either using cash surrender value - the amount a plan would receive if a contract was cashed out at year end - orbased on the present value of the expected future cash flows. Participations in real estate funds are valued at net asset value as determined by the fund manager using directly and indirectly observable inputs including comparable asset values and lease-rental cash flows. The plan sponsor loan is valued at its principal amount, consistent with its valuation in Rockwood's consolidated financial statements.

Other Retirement Benefit Plans

Savings Plans-The Company sponsors various defined contribution plans for certain employees. Contributions under the plans are based on specified percentages of employee compensation. In aggregate, the Company's contributions to these plans were $13.1 million, $12.7 million and $6.5 million in 2011, 2010 and 2009, respectively.

Multiemployer Plans-The Company participates in four multiemployer plans. Two of these plans are located in Germany and two of the plans are in the U.S. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects:

· Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

· If a participating employer stops contributing to the plan, the unfunded obligation of the plan may be borne by remaining participating employers.

· If the Company chooses to stop participating in its U.S. multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a "withdrawal liability."

The Company's contribution to these plans is outlined in the table below. Comparability was influenced by increases in German employment during these years as well as shorter work weeks during 2009 due to the effects of the financial crisis.

	CompanyContributions($inmillions)
	YearendedDecember31,
PensionFund	2011	2010	2009
Pensionskasse Dynamit Nobel Versicherungsverein auf Gegenseitigkeit, Troisdorf ("DN Pensionskasse")	$7.7	$6.2	$5.9
Other Plans	0.5	0.3	0.2
Total	$8.2	$6.5	$6.1

Unless otherwise noted, the following multiemployer plan disclosures relate only to the DN Pensionskasse located in Germany, as this is the only individually significant plan in which the Company participates. Rockwood's contributions to the DN Pensionskasse represented more than 90% of the Company's total multiemployer contributions (see table above) and represented approximately half of the total contributions received by the DN Pensionskasse in the years ended December31, 2011, 2010 and 2009.

The DN Pensionskasse plan provides monthly payments in the case of disability, death or retirement. Additional information of the DN Pensionskasse is available in the public domain. Some participants in the plan are subject to collective bargaining arrangements, which have no fixed expiration date. The contribution and benefit levels are neither negotiated nor significantly influenced by these collective bargaining arrangements nor are benefit levels generally subject to reduction.

The DN Pensionskasse rulesrequire that contributions are set by its Board to comply with the applicable German insurance law. This law requires that such plans be fully funded at all times. The DN Pensionskasse was in fact fully funded as of December31, 2010, the date the most recent information is publicly available. This funding level would correspond to the highest funding zone status (at least 80% funded) under U.S. pension regulation.

The DN Pensionskasse plan is subject to a financial improvement plan ("FIP") which expires in 2014, although no surcharge has been imposed. The FIP calls for increased capital reserves to avoid future underfunding risk - as noted above, there is no current funding shortfall. The majority of the Company's contributions are tied to employees' contributions, which are generally calculated as a percentage of base compensation, up to a certain statutory ceiling. Until 2014 (end of the FIP), the Company will pay at least three times the employees' contributions for longer-term employees. However, for employees starting after December1, 2007, the Company's contributions equal the employee contributions.

Since the plan liabilities need to be fully funded at all times according to local funding requirements, it is unlikely that the DN Pensionskasse plan will fail to fulfill its obligations, however, in such an event, the Company is liable for the benefits of its employees who participate in the plan.

EARNINGS PER SHARE:	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE:
EARNINGS PER SHARE:

15. EARNINGS PER SHARE:

Basic and diluted earnings per common share ("EPS") were computed using the following share data:

	YearendedDecember31,
($inmillions,exceptpershareamounts;sharesinthousands)	2011	2010	2009
EPS Numerator:
Amounts attributable to Rockwood Holdings,Inc.:
Income from continuing operations	$291.1	$220.0	$4.3
Income from discontinued operations	0.9	19.4	16.8
Gain on sale of discontinued operations, net of tax	119.3	-	-
Net income	$411.3	$239.4	$21.1

EPS Denominator:
Basic weighted average number of common shares outstanding	76,555	74,985	74,096
Effect of dilutive stock options and other incentives	3,310	3,108	755
Diluted weighted average number of common shares outstanding and common stock equivalents	79,865	78,093	74,851

Basic earnings per common share attributable to Rockwood Holdings,Inc.:
Earnings from continuing operations	$3.80	$2.93	$0.06
Earnings from discontinued operations, net of tax	1.57	0.26	0.22
Basic earnings per common share	$5.37	$3.19	$0.28

Diluted earnings per common share attributable to Rockwood Holdings,Inc.:
Earnings from continuing operations	$3.64	$2.82	$0.06
Earnings from discontinued operations, net of tax	1.51	0.25	0.22
Diluted earnings per common share	$5.15	$3.07	$0.28

Stock options under employee compensation plans representing common stock of 1,265,435 shares and 1,069,304 shares were outstanding as of December31, 2010 and 2009, respectively, but were not included in the computation of diluted earnings per common share because their inclusion would have had an anti-dilutive effect.

WARRANTS:	12 Months Ended
Dec. 31, 2011
WARRANTS:
WARRANTS:

16. WARRANTS:

In connection with the issuance of the redeemable convertible preferred stock in connection with the July2003 refinancing, the Company issued warrants to an affiliate of KKR, exercisable at any time at a $14.61 per share exercise price, to purchase 958,315 additional shares of common stock of the Company. The warrants expire July23, 2013. The Company has attributed a portion of the proceeds from issuance of the redeemable convertible preferred stock to the fair value of the warrants. The warrants were valued at $6.1 million and were recorded as a component of stockholders' equity.

RESTRUCTURING AND OTHER SEVERANCE COSTS:	12 Months Ended
Dec. 31, 2011
RESTRUCTURING AND OTHER SEVERANCE COSTS:
RESTRUCTURING AND OTHER SEVERANCE COSTS:

17. RESTRUCTURING AND OTHER SEVERANCE COSTS:

The Company records restructuring liabilities that represent charges incurred in connection with consolidations and cessations of certain of its operations, including operations from acquisitions, as well as headcount reduction programs. These charges consist primarily of severance and facility/entity closure costs. Severance charges are based on various factors including the employee's length of service, contract provisions, salary levels and local governmental legislation. At the time a related charge is recorded, the Company calculates its best estimate based upon detailed analysis. Although significant changes are not expected, actual costs may differ from these estimates.

The following table provides the restructuring and other severance costs for the years ended December31, 2011, 2010 and 2009:

	YearendedDecember31,
($inmillions)	2011	2010	2009
Severance/Relocation	$7.3	$2.3	$2.6
Facility/entity closure and other	3.8	1.3	3.9
Restructuring charge	11.1	3.6	6.5
Other severance costs	3.4	1.4	13.8
Total	$14.5	$5.0	$20.3

For the year ended December31, 2011, the restructuring charges primarily relate to severance and facility/entity closure costs in connection with organizational changes in the Surface Treatment and Performance Additives segments.

All restructuring actions still in progress as of December31, 2011 are expected to be substantially complete within the next twelve months, except for the future manufacturing consolidations of the North American Surface Treatment and Color Pigments businesses. However, payouts of certain liabilities resulting from these and previous actions will take place over several years. Selected information for outstanding liabilities from recent restructuring actions is as follows:

		Facility
	Severance/	Closure
($inmillions)	Relocation	andOther	Total
Liability balance, December31, 2009	$4.2	$3.3	$7.5
Restructuring charge in 2010	2.3	1.3	3.6
Utilized	(2.8)	(2.2)	(5.0)
Foreign exchange and other	(1.0)	(0.3)	(1.3)
Liability balance, December31, 2010	$2.7	$2.1	$4.8
Restructuring charge in 2011 (a)	7.9	3.8	11.7
Utilized	(4.7)	(3.3)	(8.0)
Foreign exchange and other	(0.1)	(0.2)	(0.3)
Liability balance, December31, 2011	$5.8	$2.4	$8.2

(a) Includes $0.6 million of charges recorded in income from discontinued operations, net of tax.

Restructuring reserves by segment are as follows:

	December31,
($inmillions)	2011	2010
Lithium	$1.0	$-
Surface Treatment	4.2	2.2
Performance Additives	0.8	0.2
Advanced Ceramics	0.2	0.5
Corporate and other	2.0	1.9
	$8.2	$4.8

ACCUMULATED OTHER COMPREHENSIVE INCOME:	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME:
ACCUMULATED OTHER COMPREHENSIVE INCOME:

18. ACCUMULATED OTHER COMPREHENSIVE INCOME:

Changes in accumulated other comprehensive income (loss) are as follows:

	Pension					Total
	related	Foreign	Intercompany	Net	Cashflow	accumulated
	adjustments,	currency	foreigncurrency	investmenthedge,	hedges,	othercomprehensive
($inmillions)	netoftax(a)	translation(b)	loans(b)	netoftax(c)	netoftax(d)	income(loss)
Balance at December 31, 2008	$(15.4)	$196.6	$166.8	$(144.2)	$0.2	$204.0
Period change	(24.4)	47.6	15.6	(37.9)	(0.4)	0.5
Balance at December 31, 2009	(39.8)	244.2	182.4	(182.1)	(0.2)	204.5
Period change	(3.7)	(15.9)	(54.2)	2.4	(0.4)	(71.8)
Balance at December 31, 2010	(43.5)	228.3	128.2	(179.7)	(0.6)	132.7
Period change	(39.2)	(49.2)	(24.7)	(9.9)	0.4	(122.6)
Balance at December 31, 2011	$(82.7)	$179.1	$103.5	$(189.6)	$(0.2)	$10.1

(a) The tax effect on the pension related adjustments is a benefit of $12.0 million, $1.0 million and $11.4 million for 2011, 2010 and 2009, respectively.

(b) The foreign currency translation and intercompany loan adjustments are not adjusted for income taxes in accordance with the indefinite reversal criteria.

(c) The tax effect on the net investment hedge is an expense of $0.4 million for 2010. There was no tax effect recorded in 2011 and 2009.

(d) The tax effect on the cash flow hedges is an (expense) benefit of $(0.1) million, $0.1 million and $0.1 million for 2011, 2010 and 2009, respectively.

Gains and losses on intercompany foreign currency loans that are of a long-term investment nature for which settlement is not planned or anticipated in the foreseeable future are reported as a component of accumulated other comprehensive income.

COMMITMENTS AND CONTINGENCIES:	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES:
COMMITMENTS AND CONTINGENCIES:

19. COMMITMENTS AND CONTINGENCIES:

Legal Proceedings-The Company is involved in various legal proceedings, including commercial, intellectual property, product liability, regulatory and environmental matters of a nature considered normal for its business. The Company accrues for amounts related to these matters if it is probable that a liability has been incurred and an amount can be reasonably estimated. The Company discloses such matters when there is at least a reasonable possibility that a material loss may have been incurred. However, the Company cannot predict the outcome of any litigation or the potential for future litigation.

Lanxess Matter

On January18, 2010, Lanxess Deutschland GmbH filed suit in the District Court of Satakunta, Finland against Sachtleben Pigments Oy ("Sachtleben"), a subsidiary of the Company's Titanium Dioxide Pigments venture, claiming breach of contract in connection with Sachtleben's termination of a supply agreement with plaintiff. In late September2011, the Court held a hearing on the merits of the case and rendered a judgment in October2011 against Sachtleben in the amount of €3.2 million ($4.1 million) plus accrued interest and legal fees. The Company appealed the Court's ruling and the parties entered into a settlement agreement on February21, 2012. The settlement amount is not materially different than the judgment amount that has been accrued as of December31, 2011 in the Company's financial statements.

Former Glass Sealants Business

A subsidiary in the Surface Treatment segment formerly manufactured sealants for insulating glass. This subsidiary has been named as a defendant in several lawsuits relating to alleged defective sealants that were raised prior to and after the sale of this business in 2003. This subsidiary may be required to pay damage claims asserted by the various plaintiffs. Although the Company expects its subsidiary to have coverage under its product liability insurance policies should damages ultimately be awarded or agreed to, in such an event, its insurance may not cover such claims and, if not, its subsidiary may not have sufficient cash flow to pay these claims. The Company estimates that the possible range of loss from these claims as of December31, 2011 is from €1.0 million ($1.3 million) to €4.0 million ($5.2 million). The Company does not believe that resolution of these matters will have a material effect on its financial condition, results of operations or cash flows.

Migratory Bird Matter

In August2011, the U.S. Department of Justice Environment and Natural Resources Division ("DOJ"), along with the U.S. Fish and Wildlife Service ("FWS") and the Nevada Department of Wildlife ("NDOW") commenced an investigation relating to alleged migratory bird deaths at the Company's subsidiary in Silver Peak, Nevada in violation of the Migratory Bird Treaty Act of 1918. The Company's subsidiary is working with the DOJ, FWS and NDOW to address any migratory bird issues. To date, no proceedings have been initiated and no fines have been levied. The Company does not expect the resolution of this matter to have a material impact on its financial condition, results of operations or cash flows.

Real Estate Transfer Tax Matter

In December2009, the Company received a tax assessment from German tax authorities, claiming that the Company's acquisition of Dynamit Nobel in 2004 triggered a real estate transfer tax obligation in the amount of €4.2 million ($5.4 million). The Company appealed the assessment to the German tax authorities on the grounds that it had already paid the relevant real estate transfer tax and that the further assessment would constitute duplicate taxation of the real estate transfers. However, in October2011, the German tax authorities affirmed their position with regard to the assessment. Consequently, the Company appealed this assessment with the fiscal court and intends to vigorously defend its position in this matter. The Company estimates that the possible range of loss from these claims as of December31, 2011 is from €0.0 million to €4.2 million ($5.4 million). The Company does not expect this matter to have a material impact on its financial condition, results of operations or cash flows.

Inspector General Subpoena

In February2010, a subsidiary of the Company received a subpoena from the Inspector General of the Department of Defense ("DOD") seeking information related to a product in the Timber Treatment Chemicals business in the Performance Additives segment. This subsidiary has and will continue to comply with the requests of the DOD to provide the relevant information. The Company cannot predict the likelihood of further legal action or estimate the loss or possible range of loss, if any, in connection with this matter.

Other Matters

Although the Company expects to continue to pay legal fees in connection with the above matters and other legal actions such as chromated copper arsenate and other product liability matters, based on currently available facts, the Company does not believe that any other individual action will have a material effect on its financial condition, results of operations or cash flows.

Reserves in connection with product liability matters do not individually exceed $1.9 million and in the aggregate $4.1 million as of December31, 2011. The Company's reserve estimates are based on available facts, including damage claims and input from its internal and external legal counsel, past experience, and, in some instances where defense costs are being paid by its insurer, known insurance recoveries. The Company is unable to estimate the amount or range of any potential incremental charges should facts and circumstances change and may in the future revise its estimates based on new information becoming available. Further, the Company cannot predict the outcome of any litigation or the potential for future litigation.

Indemnity Matters-The Company is indemnified by third parties in connection with certain matters related to acquired businesses.Although the Company has no reason to believe that the financial condition of those parties who may have indemnification obligations to the Company is other than sound, in the event the Company seeks indemnity under any of these agreements or through other means, there can be no assurance that any party who may have obligations to indemnify the Company will adhere to their obligations and the Company may have to resort to legal action to enforce its rights under the indemnities. In cases where the Company's indemnification claims to such third parties are uncontested, the Company expects to realize recoveries within the short term.

The Company may be subject to indemnity claims relating to properties or businesses it divested. For example, the Company has agreed to indemnify the buyer of its former plastic compounding business for certain known and unknown environmental actions which may arise in the future that relate to the period prior to the closing.

Rockwood's pension liability includes defined benefit obligations to employees of a previously divested company which cannot legally be transferred to the owners under local law. The owner of the business had agreed to indemnify the Company for these obligations, however, such company has filed for bankruptcy. Accordingly, as of December31, 2011, the Company has recorded a reserve of €4.9 million ($6.4 million) against our related receivable of €5.4 million ($7.0 million) due from the current owner. The Company cannot predict the ultimate outcome of this matter.

In the opinion of management, and based upon information currently available, the ultimate resolution of any indemnification obligations owed to the Company or by the Company is not expected to have a material effect on the Company's financial condition, results of operations or cash flows.

Safety, Health and Environmental Matters

General

The Company is subject to extensive environmental, health and safety laws in the United States, the European Union ("EU") and elsewhere at the international, national, state, and local levels. Many of these laws impose requirements relating to clean up of contamination, and impose liability in the event of damage to human beings, natural resources or property, and provide for substantial fines, injunctions and potential criminal sanctions for violations. Other laws or contractual agreements require post-closure reclamation of landfills, surface mining sites and manufacturing facilities for damage resulting from normal operation of these locations. The products, including the raw materials handled, are also subject to rigorous industrial hygiene regulations and investigation. The nature of the Company's operations exposes it to risks of liability for breaches of these laws and regulations as a result of the production, storage, transportation and sale of materials that can cause contamination or personal injury when released into the environment. Environmental laws are subject to change and have tended to become stricter over time. Such changes in environmental laws, or the enactment of new environmental laws, could result in materially increased capital, operating and compliance costs.

Safety, Health and Environmental Management Systems

The Company is committed to achieving and maintaining compliance with all applicable safety, health and environmental ("SHE") legal requirements. The Company's subsidiaries have developed policies and management systems that are intended to identify the SHE legal requirements applicable to their operations, enhance compliance with such requirements, ensure the safety of the Company's employees, contractors, community neighbors and customers and minimize the production and emission of wastes and other pollutants. Although SHE legal requirements are constantly changing, these SHE management systems are designed to assist the Company in meeting its compliance goals and minimizing overall risk.

SHE Capital Expenditures

The Company will incur future costs for capital improvements and general compliance under SHE laws. For the year ended December31, 2011, the capital expenditures for SHE matters totaled $23.3 million, excluding costs to maintain and repair pollution control equipment. For 2012, the Company estimates capital expenditures for compliance with SHE laws to be at similar levels; however, because capital expenditures for these matters are subject to changes in existing and new SHE laws, the Company cannot provide assurance that its recent expenditures will be indicative of future amounts required to comply with these laws.

Regulatory Developments

Greenhouse gases have increasingly become the subject of international, national, state and local attention.On September22, 2009, the Environmental Protection Agency ("EPA") passed its final greenhouse gas monitoring and reporting rulethat required certain facilities in the U.S. to record their greenhouse gases beginning January1, 2010 and begin reporting these measurements on September30, 2011.Currently, no facilities are required to report under this program.The Company does not believe, based upon currently available information, that this rulewill have a material impact on its financial condition, results of operations or cash flows. However, further legislation of greenhouse gases and carbon dioxide has been proposed in the U.S. and other jurisdictions. Certain European facilities are subject to different carbon emission trading schemes imposed by local governments, e.g. U.K. and Germany.Any such laws may directly and indirectly have a material impact on its financial condition, results of operations and cash flows in any quarterly or annual reporting period, such as through higher costs for energy and certain raw materials and additional capital expenditures to comply with such laws.

The Company is also subject to the Homeland Security Agency's regulations, which address chemical plant safety, the Kyoto Protocol, which relates to the emission of greenhouse gases and the European Union Integrated Pollution Prevention and Control Directive, which relates to environmental permitting programs for individual facilities.In addition, legislation was recently introduced in Congress seeking to reform the Toxic Control Substances Act, which among other things, would require manufacturers to develop and submit additional safety data for each chemical it produces, similar to REACH. The Company does not believe, based upon currently available information, that these regulations will have a material impact on its financial condition, results of operations or cash flows.

Environmental Liabilities

Environmental laws have a significant effect on the nature and scope of any clean-up of contamination at current and former operating facilities, the costs of transportation and storage of chemicals and finished products and the costs of the storage and disposal of wastes.

In addition, "Superfund" statutes in the United States as well as statutes in other jurisdictions impose strict, joint and several liability for clean-up costs on the entities that generated waste and/or arranged for its disposal at contaminated third party sites, as well as the past and present owners and operators of contaminated sites. All responsible parties may be required to bear some or all clean-up costs regardless of fault, legality of the original disposal or ownership of the disposal site.

The following table provides a list of the Company's present and former facilities with environmental contamination or reclamation obligations for which the Company has reserved for at December31, 2011:

Country	Location	(a)	(b)	(c)	(d)	(e)
Brazil	Diadema			X
Chile	Salar de Atacama				X
China	Shenzhen			X
Finland	Kipsikorpi				X
	Pori				X
France	Sens	X
Germany	Duisburg	X			X
	Empelde	X				X
	Hainhausen	X
	Liebenau			X
	Schwarzheide				X
	Marktredwitz		X
	Plochingen		X
	Stadeln	X	X
	Troisdorf	X	X	X
Italy	Turin	X
The Netherlands	Oss	X
United Kingdom	Barrow-in Furness	X
	Birtley			X	X
	Kidsgrove			X
United States	Beltsville, MD	X
	East St. Louis,IL			X
	Easton, PA			X
	Harrisburg, NC	X		X
	Kings Mountain, NC				X
	Laurens, SC		X
	Middletown, NY	X		X		X
	Pineville, NC					X
	Silver Peak, NV	X			X
	Sunbright, VA	X				X
	Valdosta, GA	X

(a) The Company is currently operating groundwater monitoring and/or remediation systems at these locations.

(b) The Company is currently operating groundwater monitoring and/or remediation systems at these locations for which prior owners or insurers have assumed responsibility.

(c) The Company is currently conducting investigations into additional possible soil and/or groundwater contamination at these locations.

(d) The Company has land restoration obligations relating to landfill activities or surface mining at these locations.

(e) The Company is responsible for liabilities related to environmental matters at these closed facilities.

The Company is also responsible for environmental matters at some of its former off-site disposal locations owned by third parties. These sites are considered Superfund sites as defined by the EPA or state regulatory authority. The Company is a potentially responsible party or de minimis participant at the following Superfund locations: Augusta, GA, Niagara Falls, NY and South Gate, CA and has reserves for these matters totaling $0.1 million as of December31, 2011.

Although the Company cannot provide assurances in this regard, the Company does not believe that these issues will have a material effect on its business or financial condition, but may have a material effect on the results of operations or cash flows in any given quarterly or annual reporting period. Nonetheless, the discovery of contamination arising from present or historical industrial operations at some of the Company's or its predecessor's former and present properties and/or at sites where the Company and its predecessor disposed wastes could expose the Company to cleanup obligations and other damages in the future.

Environmental Reserves

The Company has established financial reserves relating to anticipated environmental cleanup obligations, site reclamation and remediation and closure costs, which are reviewed at least quarterly based on currently available information. Liabilities are recorded when potential liabilities are either known or believed to be probable and can be reasonably estimated. In the event that the Company establishes a financial reserve in connection with site remediation costs, the Company records a reserve for the estimated cost of the remediation, even though the costs of the remediation will likely be spread out over many years. The Company does not include unasserted claims in its reserves.

The Company's liability estimates are based upon available facts, existing technology, indemnities from third parties, past experience and, in some instances, insurance recoveries where the remediation costs are being paid by its insurers, and are generated by several means, including State-mandated schedules, environmental consultants and internal experts, depending on the circumstances. On a consolidated basis, the Company has accrued $49.8 million for environmental liabilities as of both December31, 2011 and 2010, most of which were classified as other non-current liabilities in the Consolidated Balance Sheets.

Included in the environmental liabilities are reclamation obligations (see table below). These obligations primarily relate to post-closure reclamation of landfills in the Titanium Dioxide Pigments segment and surface mining and manufacturing sites within Lithium segment. The following table represents the change in the Company's reclamation obligations for the years ended December31, 2011 and 2010:

	YearendedDecember31,
($inmillions)	2011	2010
Liability balance, January1	$21.7	$24.1
Additions	4.6	2.6
Accretion	0.5	0.7
Utilization	(3.4)	(3.6)
Revisions to estimates	(0.1)	(0.8)
Foreign exchange	(0.1)	(1.3)
Liability balance, December31	$23.2	$21.7

The remaining environmental liabilities ($26.6 million and $28.1 million as of December31, 2011 and 2010 respectively), represent remediation obligations. Of these accruals, $14.6 million and $14.9 million as of December31, 2011 and 2010, respectively, represent liabilities discounted using discount rates ranging from 4.3% to 7.0%, with the undiscounted amount of these reserves being $20.9 million and $21.1 million, respectively.

The Company's remediation liabilities are payable over periods of up to 30 years. At a number of the sites described above, the extent of contamination has not yet been fully investigated or the final scope of remediation is not yet determinable and could potentially affect the range. The Company estimates that the potential range for such environmental matters as of December31, 2011 is from $49.8 million to $78.9 million. For the year ended December31, 2011, the Company recorded charges of $6.7 million ($4.6 million of which were capitalized) to increase its environmental liabilities and made payments of $4.9 million for reclamation and remediation costs, which reduced its environmental liabilities. For the year ended December31, 2011, the recurring cost of managing hazardous substances for ongoing operations is $55.2 million.

The Company believes these accruals are adequate based on currently available information. The Company may incur losses in excess of the amounts accrued; however, based on currently available information, it does not believe the additional amount of potential losses would have a material effect on its business or financial condition, but may have a material effect on the results of operations or cash flows in any given quarterly or annual reporting period. The Company does not believe that any known individual environmental matter would have a material effect on its financial condition, results of operations or cash flows. The Company is unable to estimate the amount or range of any potential incremental charges should facts and circumstances change and may in the future revise its estimates based on new information becoming available.

In the event that manufacturing operations are discontinued at any of the Company's facilities with known contamination, regulatory authorities may impose more stringent requirements on the Company including soil remediation. The Company does not contemplate any such action occurring in the foreseeable future, as these facilities' remaining lives are not known. Given the indeterminate useful life of these facilities and the corresponding indeterminate settlement date of any soil remediation obligations, the Company does not have sufficient information to estimate a range of potential settlement dates for its obligations. Consequently, the Company cannot employ a present value technique to estimate fair value and, accordingly, has not accrued for any environmental-related costs to remediate soil at these facilities.

Commitments

As of December31, 2011, the Company has unconditional purchase obligations of $1,065.5 million primarily consisting of take-or-pay contracts to purchase goods and energy that are enforceable and legally binding and that specify all significant terms, including: fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction. These purchase obligations are expected to be incurred as follows: $472.4 million in less than one year, $498.0 million in two-three years, $64.0 million in four-five years and $31.1 million after five years.

SUBSEQUENT EVENTS:	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS:
SUBSEQUENT EVENTS:

20. SUBSEQUENT EVENTS:

On February22, 2012, the Company issued a new tranche of term loan A under its existing senior secured credit facility in the amount of $350.0 million and expects to use the proceeds and cash on hand to redeem all of its outstanding 2014 Notes, consisting of €250.1 million ($324.2 million) in aggregate principal amount of 7.625% euro-denominated notes and $200.0 million in aggregate principal amount of 7.5% dollar-denominated notes, and to pay accrued and unpaid interest and applicable redemption premiums.

As a result of this refinancing, the senior secured credit facility has changed as follows:

a) Structure

The senior secured credit agreement will also consist of a term loan A in an aggregate principal amount of $350.0 million maturing in February2017.

b) Interest and Fees

The new term loan bears interest at Libor plus 2.25% (with a 0.25% reduction for achieving a designated credit rating).

c) Amortization and Prepayments

The new term loan is payable in Februaryand Augustof each year at an amount equal to 7.50% in year 1 and 10% in each of years 2 to 4, with the remainder due at the final maturity date.

All other material terms and conditions of the senior secured credit facility otherwise remain the same.

In the first quarter of 2012, we expect to incur a loss of $9.6 million related to the redemption of these 2014 Notes.

GUARANTOR FINANCIAL STATEMENTS:	12 Months Ended
Dec. 31, 2011
GUARANTOR FINANCIAL STATEMENTS:
GUARANTOR FINANCIAL STATEMENTS:

21. GUARANTOR FINANCIAL STATEMENTS:

In connection with a proposed issuance of debt securities by Rockwood Specialties Group, Inc., an indirect wholly owned subsidiary of the Company, (“RSGI”) it is anticipated that the parent company of the Company (the “Parent Company”) and certain of its wholly owned domestic subsidiaries (“Guarantor Subsidiaries”) will jointly, fully, severally and unconditionally guarantee such debt securities. The following presents the consolidating financial information separately for:

·                  Parent Company,

·      Rockwood Specialties Consolidated, Inc. (RSCI) and Rockwood Specialties International, Inc. (RSII), non-guarantor subsidiaries of the Parent Company that directly or indirectly own 100% of the interest in RSGI.

·                  RSGI, the issuer of the guaranteed obligations;

·                  Guarantor Subsidiaries, on a combined basis;

·                  Non-guarantor subsidiaries, on a combined basis;

·                  Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among the Parent Company, RSGI, the Guarantor Subsidiaries and the non-guarantor subsidiaries,(b) eliminate the investments in subsidiaries and (c) record consolidating entries; and

·                  Parent Company and its subsidiaries on a consolidated basis.

Each entity in the consolidating financial information follows the same accounting policies as described in the consolidated financial statements.

The Parent Company Guarantor, Issuer and Guarantor Subsidiaries are parties to cash concentration accounts to maximize the availability of cash for use for general corporate and operating purposes.  Cash balances are frequently swept from the accounts of the entities who are party to the arrangement into the concentration account.  For the purpose of the cash concentration, there are no restrictions on the movement of cash between the Parent Company Guarantor, the Issuer and the Guarantor Subsidiaries.

The following tables present the Company’s consolidating statements of operations, comprehensive income and cash flows for the years ended December 31, 2011, 2010 and 2009 and the Company’s consolidating balance sheets as of December 31, 2011 and 2010.

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$—	$—	$748.0	$3,122.4	$(201.1)	$3,669.3
Cost of products sold	—	—	—	—	546.7	2,034.4	(201.1)	2,380.0
Gross profit	—	—	—	—	201.3	1,088.0	—	1,289.3
Selling, general and administrative expenses	—	—	—	0.7	172.8	532.4	—	705.9
Restructuring and other severance costs	—	—	—	—	4.3	10.2	—	14.5
Asset write-downs and other	—	—	—	—	0.9	0.7	—	1.6
Operating (loss) income	—	—	—	(0.7)	23.3	544.7	—	567.3
Other income (expenses), net:
Intergroup interest, net	—	—	—	86.1	(17.3)	(68.8)	—	—
Interest expense, net	—	—	—	(77.9)	(1.1)	(17.1)	—	(96.1)
Loss on early extinguishment/modification of debt	—	—	—	(1.3)	(4.9)	(10.4)	—	(16.6)
Intergroup other, net	—	—	—	113.1	(81.0)	(32.1)	—	—
Foreign exchange gain (loss) on financing activities, net	—	—	—	6.1	(0.1)	(4.7)	—	1.3
Other, net	—	—	—	—	—	0.2	—	0.2
Other income (expenses), net	—	—	—	126.1	(104.4)	(132.9)	—	(111.2)
Income (loss) from continuing operations before taxes	—	—	—	125.4	(81.1)	411.8	—	456.1
Income tax provision (benefit)	0.3		(0.3)	1.4	1.5	121.5	—	124.4
(Loss) income from continuing operations	(0.3)	—	0.3	124.0	(82.6)	290.3	—	331.7
Income from discontinued operations, net of tax	—	—	—	0.7	—	0.2	—	0.9
Gain (loss) on sale of discontinued operations, net of tax	—	—	—	45.8	129.5	(56.0)	—	119.3
Equity in undistributed earnings of subsidiaries	411.6	411.6	411.3	240.8	33.1	—	(1,508.4)	—
Net income	411.3	411.6	411.6	411.3	80.0	234.5	(1,508.4)	451.9
Net income attributable to the noncontrolling interest	—	—	—	—	—	(40.6)	—	(40.6)
Net income attributable to Rockwood Holdings, Inc.	$411.3	$411.6	$411.6	$411.3	$80.0	$193.9	$(1,508.4)	$411.3

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2011

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$411.3	$411.6	$411.6	$411.3	$80.0	$234.5	$(1,508.4)	$451.9

Other comprehensive loss	(122.6)	(122.6)	(122.6)	(122.6)	(8.7)	11.3	353.0	(134.8)

Comprehensive income	288.7	289.0	289.0	288.7	71.3	245.8	(1,155.4)	317.1
Comprehensive income attributable to noncontrolling interest	—	—	—	—	—	(28.4)	—	(28.4)
Comprehensive income attributable to Rockwood Holdings, Inc.	$288.7	$289.0	$289.0	$288.7	$71.3	$217.4	$(1,155.4)	$288.7

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$—	$—	$679.5	$2,689.7	$(177.6)	$3,191.6
Cost of products sold	—			—	505.3	1,822.1	(177.6)	2,149.8
Gross profit	—	—	—	—	174.2	867.6	—	1,041.8
Selling, general and administrative expenses	—	—	—	0.2	168.4	499.0	—	667.6
Restructuring and other severance costs	—	—	—	—	2.0	3.0	—	5.0
Asset write-downs and other	—	—	—	—	2.2	9.3	—	11.5
Operating (loss) income	—	—	—	(0.2)	1.6	356.3	—	357.7
Other income (expenses), net:
Intergroup interest, net	—	—	—	144.1	(39.6)	(104.5)	—	—
Interest expense, net	—	—	—	(126.6)	(2.3)	(22.2)	—	(151.1)
Loss on early extinguishment/modification of debt	—	—	—	(0.1)	(0.6)	(0.9)	—	(1.6)
Intergroup other, net	—	—	—	0.2	22.9	(23.1)	—	—
Foreign exchange gain (loss) on financing activities, net	—	—	—	3.7	(0.7)	(4.0)	—	(1.0)
Other, net	—	—	—	0.6	(0.6)	0.5	—	0.5
Other income (expenses), net	—	—	—	21.9	(20.9)	(154.2)	—	(153.2)
Income (loss) from continuing operations before taxes	—	—	—	21.7	(19.3)	202.1	—	204.5
Income tax (benefit) provision	—	—	—	(62.5)	(8.5)	46.4	—	(24.6)
Income (loss) from continuing operations	—	—	—	84.2	(10.8)	155.7	—	229.1
(Loss) income from discontinued operations, net of tax	—	—	—	(9.0)	—	28.4	—	19.4
Equity in undistributed earnings of subsidiaries	239.4	239.4	239.4	164.2	68.1	—	(950.5)	—
Net income	239.4	239.4	239.4	239.4	57.3	184.1	(950.5)	248.5
Net income attributable to the noncontrolling interest	—			—	—	(9.1)	—	(9.1)
Net income attributable to Rockwood Holdings, Inc.	$239.4	$239.4	$239.4	$239.4	$57.3	$175.0	$(950.5)	$239.4

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2010

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$239.4	$239.4	$239.4	$239.4	$57.3	$184.1	$(950.5)	$248.5

Other comprehensive loss	(71.8)	(71.8)	(71.8)	(71.8)	(0.4)	(24.4)	230.5	(81.5)

Comprehensive income	167.6	167.6	167.6	167.6	56.9	159.7	(720.0)	167.0
Comprehensive loss attributable to noncontrolling interest	—	—	—	—	—	0.6	—	0.6
Comprehensive income attributable to Rockwood Holdings, Inc.	$167.6	$167.6	$167.6	$167.6	$56.9	$160.3	$(720.0)	$167.6

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2009

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$—	$—	$594.2	$2,337.2	$(162.3)	$2,769.1
Cost of products sold	—	—	—	—	472.1	1,641.2	(162.3)	1,951.0
Gross profit	—	—	—	—	122.1	696.0	—	818.1
Selling, general and administrative expenses	—	—	—	0.1	127.4	469.4	—	596.9
Restructuring and other severance costs	—	—	—	—	4.1	16.2	—	20.3
Asset write-downs and other					(0.3)	2.9		2.6
Operating (loss) income	—	—	—	(0.1)	(9.1)	207.5	—	198.3
Other income (expenses), net:
Intergroup interest, net	—	—	—	123.6	(45.9)	(77.7)	—	—
Interest expense, net	—	—	—	(138.4)	(1.9)	(37.8)	—	(178.1)
Gain (loss) on early extinguishment/modification of debt	—	—	—	5.2	(6.1)	(25.7)	—	(26.6)
Intergroup other, net	—	—	—	250.9	(239.6)	(11.3)	—	—
Foreign exchange (loss) gain on financing activities, net	—	—	—	(2.6)	(0.3)	18.9	—	16.0
Other, net	—	—	—	(0.5)	0.6	0.5	—	0.6
Other income (expenses), net	—	—	—	238.2	(293.2)	(133.1)	—	(188.1)
Income (loss) from continuing operations before taxes	—	—	—	238.1	(302.3)	74.4	—	10.2
Income tax provision (benefit)	—	—	—	21.7	(16.1)	4.1	—	9.7
Income (loss) from continuing operations	—	—	—	216.4	(286.2)	70.3	—	0.5
Income from discontinued operations, net of tax	—	—	—	1.0	0.2	15.6	—	16.8
Equity in undistributed earnings of subsidiaries	21.1	21.1	21.1	(196.3)	67.6	—	65.4	—
Net income (loss)	21.1	21.1	21.1	21.1	(218.4)	85.9	65.4	17.3
Net loss attributable to the noncontrolling interest	—	—	—	—	—	3.8	—	3.8
Net income (loss) attributable to Rockwood Holdings, Inc.	$21.1	$21.1	$21.1	$21.1	$(218.4)	$89.7	$65.4	$21.1

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2009

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$21.1	$21.1	$21.1	$21.1	$(218.4)	$85.9	$65.4	$17.3

Other comprehensive income (loss)	0.5	0.5	0.5	0.5	21.4	(88.1)	60.1	(4.6)

Comprehensive income (loss)	21.6	21.6	21.6	21.6	(197.0)	(2.2)	125.5	12.7
Comprehensive loss attributable to noncontrolling interest	—	—	—	—	—	8.9	—	8.9
Comprehensive income (loss) attributable to Rockwood Holdings, Inc.	$21.6	$21.6	$21.6	$21.6	$(197.0)	$6.7	$125.5	$21.6

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

(Dollars in millions)

	Parent
(Dollars in millions)	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations/ Reclassifications	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$42.7	$—	$—	$—	$234.5	$298.1	$(253.8)	$321.5
Accounts receivable, net	—	—	—	—	81.5	372.6	—	454.1
Inventories	—	—	—	—	134.6	539.7	—	674.3
Deferred income taxes	—	—	—	—	4.0	9.1	(2.9)	10.2
Prepaid expenses and other current assets	—	—	—	—	4.5	70.6	—	75.1
Total current assets	42.7	—	—	—	459.1	1,290.1	(256.7)	1,535.2
Property, plant and equipment, net	—	—	—	—	258.1	1,360.4	—	1,618.5
Investment in subsidiary	1,286.5	1,286.5	1,288.3	1,024.5	388.6	—	(5,274.4)	—
Goodwill	—	—	—	—	17.1	832.5	—	849.6
Intergroup receivable	45.0	—	—	1,684.8	163.9	159.1	(2,052.8)	—
Other intangible assets, net	—	—	—	—	66.4	443.3	—	509.7
Deferred financing costs, net	—	—	—	1.0	3.3	10.0	—	14.3
Deferred income taxes	—	—	—	—	8.7	19.3	(8.7)	19.3
Other assets	—	—	—	—	0.9	40.1	—	41.0
Total assets	$1,374.2	$1,286.5	$1,288.3	$2,710.3	$1,366.1	$4,154.8	$(7,592.6)	$4,587.6
LIABILITIES
Current liabilities:
Accounts payable	$—	$—	$—	$—	$57.3	$191.8	$—	$249.1
Income taxes payable	—	—	—	—	0.1	45.7	—	45.8
Accrued compensation	—	—	—	—	40.6	120.8	—	161.4
Accrued expenses and other current liabilities	—	—	—	10.4	26.6	92.6	—	129.6
Deferred income taxes	—	—	—	2.9	—	3.8	(2.9)	3.8
Long-term debt, current portion	—	—	—	195.7	—	54.8	—	250.5
Total current liabilities	—	—	—	209.0	124.6	509.5	(2.9)	840.2
Long-term debt	—	—	—	1,174.2	—	263.0	—	1,437.2
Pension and related liabilities	—	—	—	—	20.9	429.8	—	450.7
Intergroup payable	—	—	—	15.6	1,024.4	1,266.6	(2,306.6)	—
Deferred income taxes	—	—	—	13.6	—	81.6	(8.7)	86.5
Other liabilities	—	—	1.8	9.6	24.4	64.8	—	100.6
Total liabilities	—	—	1.8	1,422.0	1,194.3	2,615.3	(2,318.2)	2,915.2
Restricted stock units	14.0	—	—	—	—	—	—	14.0
EQUITY
Rockwood Holdings, Inc. stockholders’ equity:
Common stock	0.8	—	—	—	190.6	164.7	(355.3)	0.8
Paid-in capital	1,222.2	1,146.5	1,060.1	1,044.0	501.5	552.3	(4,304.4)	1,222.2
Accumulated other comprehensive income	10.1	10.7	11.3	13.1	3.9	121.2	(160.2)	10.1
Retained earnings (deficit)	128.5	129.3	215.1	231.2	(524.2)	403.1	(454.5)	128.5
Treasury Stock, at cost	(1.4)	—	—	—	—	—	—	(1.4)
Total Rockwood Holdings, Inc. stockholders’ equity	1,360.2	1,286.5	1,286.5	1,288.3	171.8	1,241.3	(5,274.4)	1,360.2
Noncontrolling interest	—	—	—	—	—	298.2	—	298.2
Total equity	1,360.2	1,286.5	1,286.5	1,288.3	171.8	1,539.5	(5,274.4)	1,658.4
Total liabilities and equity	$1,374.2	$1,286.5	$1,288.3	$2,710.3	$1,366.1	$4,154.8	$(7,592.6)	$4,587.6

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2010

(Dollars in millions)

	Parent
	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations/ Reclassifications	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$32.6	$—	$—	$1.5	$239.4	$267.9	$(217.3)	$324.1
Accounts receivable, net	—	—	—	—	72.2	364.6	—	436.8
Inventories	—	—	—	—	106.3	435.5	—	541.8
Deferred income taxes	—	—	—	68.5	5.7	8.5	(0.1)	82.6
Prepaid expenses and other current assets	—	—	—	3.2	14.4	61.6	—	79.2
Assets of discontinued operations	—	—	—	—	3.0	151.1	—	154.1
Total current assets	32.6	—	—	73.2	441.0	1,289.2	(217.4)	1,618.6
Property, plant and equipment, net	—	—	—	—	228.6	1,338.3	—	1,566.9
Investment in subsidiary	997.6	997.6	999.6	876.3	258.1	—	(4,129.2)	—
Goodwill	—	—	—	—	17.9	859.2	—	877.1
Intergroup receivable	31.5	—	—	1,882.9	165.6	116.2	(2,196.2)	—
Other intangible assets, net	—	—	—	—	79.7	507.9	—	587.6
Deferred financing costs, net	—	—	—	1.5	3.4	12.3	—	17.2
Deferred income taxes	0.3	—	—	6.8	3.5	12.3	(4.5)	18.4
Other assets	—	—	—	—	1.0	37.5	—	38.5
Total assets	$1,062.0	$997.6	$999.6	$2,840.7	$1,198.8	$4,172.9	$(6,547.3)	$4,724.3
LIABILITIES
Current liabilities:
Accounts payable	$—	$—	$—	$—	$35.0	$214.6	$—	$249.6
Income taxes payable	—	—	—	—	—	20.2	—	20.2
Accrued compensation	—	—	—	—	55.8	109.4	—	165.2
Accrued expenses and other current liabilities	—	—	—	37.9	19.0	108.0	—	164.9
Deferred income taxes	—	—	0.1	—	—	2.6	(0.1)	2.6
Long-term debt, current portion	—	—	—	375.1	—	90.6	—	465.7
Liabilities of discontinued operations	—	—	—	—	—	27.6	—	27.6
Total current liabilities	—	—	0.1	413.0	109.8	573.0	(0.1)	1,095.8
Long-term debt	—	—	—	1,380.4	—	314.9	—	1,695.3
Pension and related liabilities	—	—	—	—	13.6	386.0	—	399.6
Intergroup payable	—	—	—	23.6	964.0	1,425.9	(2,413.5)	—
Deferred income taxes	—	—	0.1	13.5	—	68.8	(4.5)	77.9
Other liabilities	—	—	1.8	10.6	19.7	72.2	—	104.3
Total liabilities	—	—	2.0	1,841.1	1,107.1	2,840.8	(2,418.1)	3,372.9
Restricted stock units	10.1	—	—	—	—	—	—	10.1
EQUITY
Rockwood Holdings, Inc. stockholders’ equity:
Common stock	0.8	—	—	—	190.6	164.7	(355.3)	0.8
Paid-in capital	1,202.6	1,146.6	1,060.2	1,044.0	492.7	571.1	(4,314.6)	1,202.6
Accumulated other comprehensive income	132.7	133.3	133.9	135.7	12.6	97.7	(513.2)	132.7
Retained (deficit) earnings	(282.8)	(282.3)	(196.5)	(180.1)	(604.2)	209.2	1,053.9	(282.8)
Treasury stock, at cost	(1.4)	—	—	—	—	—	—	(1.4)
Total Rockwood Holdings, Inc. stockholders’ equity	1,051.9	997.6	997.6	999.6	91.7	1,042.7	(4,129.2)	1,051.9
Noncontrolling interest	—	—	—	—	—	289.4	—	289.4
Total equity	1,051.9	997.6	997.6	999.6	91.7	1,332.1	(4,129.2)	1,341.3
Total liabilities and equity	$1,062.0	$997.6	$999.6	$2,840.7	$1,198.8	$4,172.9	$(6,547.3)	$4,724.3

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

(Dollars in millions)

	Parent
(Dollars in millions)	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$411.3	$411.6	$411.6	$411.3	$80.0	$234.5	$(1,508.4)	$451.9
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed earnings of subsidiaries	(411.6)	(411.6)	(411.3)	(240.8)	(33.1)	—	1,508.4	—
Income from discontinued operations, net of tax	—	—	—	(0.7)	—	(0.2)	—	(0.9)
(Gain) loss on sale of discontinued operations, net of tax	—	—	—	(45.8)	(129.5)	56.0	—	(119.3)
Depreciation and amortization	—	—	—	—	47.1	220.1	—	267.2
Deferred financing costs amortization	—	—	—	0.2	0.7	3.9	—	4.8
Loss on early extinguishment/modification of debt	—	—	—	1.3	4.9	10.4	—	16.6
Foreign exchange (gain) loss on financing activities, net	—	—	—	(6.1)	0.1	4.7	—	(1.3)
Fair value adjustment of derivatives	—	—	—	(2.1)	—	1.6	—	(0.5)
Bad debt provision	—	—	—	—	(0.5)	0.3	—	(0.2)
Stock-based compensation	—	—	—	—	8.4	4.2	—	12.6
Deferred income taxes	0.3	—	(0.3)	1.6	0.7	24.0	—	26.3
Asset write-downs and other	—	—	—	—	0.9	0.7	—	1.6
Excess tax benefits from stock-based payment arrangements	—	—	—	—	—	(4.0)	—	(4.0)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	—	—	—	—	(8.8)	(21.0)	—	(29.8)
Inventories	—	—	—	—	(28.3)	(122.5)	—	(150.8)
Prepaid expenses and other assets	—	—	—	—	9.7	(26.6)	—	(16.9)
Accounts payable	—	—	—	—	14.3	(17.1)	—	(2.8)
Income taxes payable	—	—	—	3.0	(1.0)	34.4	—	36.4
Accrued expenses and other liabilities	—	—	—	(24.2)	(9.2)	(6.7)	—	(40.1)
Intercompany operating activities, net	(4.5)	—	—	(18.3)	10.6	48.7	(36.5)	—
Net cash (used in) provided by operating activities of continuing operations	(4.5)	—	—	79.4	(33.0)	445.4	(36.5)	450.8
Net cash (used in) provided by operating activities of discontinued operations	—	—	—	—	—	(1.8)	—	(1.8)
Net cash (used in) provided by operating activities	(4.5)	—	—	79.4	(33.0)	443.6	(36.5)	449.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures (a)	—	—	—	—	(54.3)	(225.4)	—	(279.7)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	—	—	—	—	—	(0.8)	—	(0.8)
Proceeds on sale of assets	—	—	—	—	—	1.1	—	1.1
Net cash used in investing activities of continuing operations	—	—	—	—	(54.3)	(225.1)	—	(279.4)
Net cash provided by investing activities of discontinued operations, representing net sale proceeds	—	––	––	65.1	220.4	15.1	—	300.6
Net cash provided by (used in) investing activities	—	—	—	65.1	166.1	(210.0)	—	21.2
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	14.6	—	—	—	—	—	—	14.6
Excess tax benefits from stock-based payment arrangements	—	—	—	—	—	4.0	––	4.0
Prepayment of senior secured debt	—	—	—	(375.4)	—	(33.5)	––	(408.9)
Repayment of senior secured debt	—	—	—	(5.0)	—	(40.4)	––	(45.4)
Payments on other long-term debt	—	—	—	—	—	(3.8)	––	(3.8)
Loan repayments to noncontrolling shareholders	—	—	—	—	—	(5.0)	––	(5.0)
Deferred financing costs	—	—	—	(5.3)	—	—	––	(5.3)
Fees related to early extinguishment/modification of debt	—	—	—	(13.4)	—	—	––	(13.4)
Distributions to noncontrolling shareholders	—	—	—	—	—	(19.4)	––	(19.4)
Intercompany financing related activity	—	—	—	254.8	(137.7)	(117.1)	––	—
Net cash provided by (used in) financing activities	14.6	—	—	(144.3)	(137.7)	(215.2)	—	(482.6)
Effect of exchange rate changes on cash and cash equivalents	—			(1.7)	(0.3)	(4.8)		(6.8)
Net increase (decrease) in cash and cash equivalents	10.1	—	—	(1.5)	(4.9)	13.6	(36.5)	(19.2)
Less net decrease in cash and cash equivalents from discontinued operations	—	—	—	—	—	(16.6)	––	(16.6)
Increase (decrease) in cash and cash equivalents from continuing operations	10.1	—	—	(1.5)	(4.9)	30.2	(36.5)	(2.6)
Cash and cash equivalents of continuing operations, beginning of period	32.6	––	––	1.5	239.4	267.9	(217.3)	324.1
Cash and cash equivalents of continuing operations, end of period	$42.7	$—	$—	$—	$234.5	$298.1	$(253.8)	$321.5

(a) Net of government grants of $16.0 million.

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

(Dollars in millions)

	Parent
	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$239.4	$239.4	$239.4	$239.4	$57.3	$184.1	$(950.5)	$248.5
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(239.4)	(239.4)	(239.4)	(164.2)	(68.1)	––	950.5	—
Loss (income) from discontinued operations, net of tax	—	—	—	9.0	—	(28.4)	—	(19.4)
Depreciation and amortization	—	—	—	—	48.2	207.7	—	255.9
Deferred financing costs amortization	—	—	—	0.3	1.3	4.3	—	5.9
Loss on early extinguishment/modification of debt	—	—	—	0.1	0.7	0.8	—	1.6
Foreign exchange (gain) loss on financing activities, net	—	—	—	(3.7)	0.7	4.0	—	1.0
Fair value adjustment of derivatives	—	—	—	(7.1)	—	(6.3)	—	(13.4)
Bad debt provision	—	—	—	—	(0.9)	(0.3)	—	(1.2)
Stock-based compensation	—	—	—	—	8.9	5.0	—	13.9
Deferred income taxes	—	—	—	(68.8)	3.0	4.9	—	(60.9)
Asset write-downs and other	—	—	—	—	2.4	10.0	—	12.4
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	—	—	—	—	(11.1)	(19.0)	—	(30.1)
Inventories	—	—	—	—	(4.3)	(53.8)	—	(58.1)
Prepaid expenses and other assets	—	—	—	(1.2)	9.2	(24.5)	—	(16.5)
Accounts payable	—	—	—	—	3.4	26.1	—	29.5
Income taxes payable	—	—	—	7.3	(10.0)	0.9	—	(1.8)
Accrued expenses and other liabilities	6.3	—	—	2.7	40.7	61.0	—	110.7
Intercompany operating activities, net	—	—	—	(34.9)	(22.2)	20.4	36.7	—
Net cash provided by (used in) by operating activities of continuing operations	6.3	—	—	(21.1)	59.2	396.9	36.7	478.0
Net cash provided by operating activities of discontinued operations	—	—	—	—	—	4.4	—	4.4
Net cash provided by (used in) operating activities	6.3	—	—	(21.1)	59.2	401.3	36.7	482.4
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures (a)	—	—	—	—	(20.3)	(160.0)	—	(180.3)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	—	—	—	—	—	(3.8)	—	(3.8)
Proceeds on sale of assets	—	—	—	—	0.9	3.2	—	4.1
Net cash used in investing activities of continuing operations	—	—	—	—	(19.4)	(160.6)	—	(180.0)
Net cash used in investing activities of discontinued operations	—	—	—	—	—	(1.3)	—	(1.3)
Net cash used in investing activities	—	—	—	—	(19.4)	(161.9)	—	(181.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	26.3	—	—	—	—	—	—	26.3
Repayment of Titanium Dioxide Pigments revolving credit facility	—	—	—	—	—	(14.3)	—	(14.3)
Prepayment of senior secured debt	—	—	—	(200.2)	—	—	—	(200.2)
Repayment of senior secured debt	—	—	—	(8.3)	—	(35.2)	—	(43.5)
Proceeds from other borrowings	—	—	—	—	—	19.3	—	19.3
Payments on other long-term debt	—	—	—	—	—	(46.8)	—	(46.8)
Deferred financing costs	—	—	—	(0.3)	—	—	—	(0.3)
Intercompany financing related activity	—	—	—	209.8	(75.1)	(134.7)	—	—
Net cash provided by (used in) financing activities	26.3	—	—	1.0	(75.1)	(211.7)	—	(259.5)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	1.8	(0.8)	(2.4)	—	(1.4)
Net (decrease) increase in cash and cash equivalents	32.6	—	—	(18.3)	(36.1)	25.3	36.7	40.2
Less net increase in cash and cash equivalents from discontinued operations	—	—	—	—	—	2.3	—	2.3
Increase (decrease) in cash and cash equivalents from continuing operations	32.6	—	—	(18.3)	(36.1)	23.0	36.7	37.9
Cash and cash equivalents of continuing operations, beginning of period	—	—	—	19.8	275.5	244.9	(254.0)	286.2
Cash and cash equivalents of continuing operations, end of period	$32.6	$—	$—	$1.5	$239.4	$267.9	$(217.3)	$324.1

(a) Net of government grants of $3.2 million.

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2009

(Dollars in millions)

	Parent
	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$21.1	$21.1	$21.1	$21.1	$(218.4)	$85.9	$65.4	$17.3
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in undistributed earnings of subsidiaries	(21.1)	(21.1)	(21.1)	196.3	(67.6)	––	(65.4)	—
Income from discontinued operations, net of tax	—	—	—	(1.0)	(0.2)	(15.6)	—	(16.8)
Depreciation and amortization	—	—	—	—	50.5	223.7	—	274.2
Deferred financing costs amortization	—	—	—	0.3	1.2	6.4	—	7.9
(Gain) loss on early extinguishment/modification of debt	—	—	—	(5.2)	6.9	24.9	—	26.6
Foreign exchange loss (gain) on financing activities, net	—	—	—	2.6	0.3	(18.9)	—	(16.0)
Fair value adjustment of derivatives	—	—	—	(5.6)	—	1.7	—	(3.9)
Bad debt provision	—	—	—	—	(0.2)	1.4	—	1.2
Stock-based compensation	—	—	—	—	3.5	1.2	—	4.7
Deferred income taxes	—	—	—	(3.6)	3.9	(20.4)	—	(20.1)
Asset write-downs and other	—	—	—	—	—	3.0	—	3.0
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	—	—	—	—	16.3	8.2	—	24.5
Inventories	—	—	—	—	44.9	82.1	—	127.0
Prepaid expenses and other assets	—	—	—	0.6	(3.6)	2.0	—	(1.0)
Accounts payable	—	—	—	—	(8.6)	(12.8)	—	(21.4)
Income taxes payable	—	—	—	25.6	(23.0)	5.1	—	7.7
Accrued expenses and other liabilities	(1.0)	—	—	(43.8)	21.2	(27.7)	—	(51.3)
Intercompany operating activities, net	—	—	—	66.0	(42.0)	(10.1)	(13.9)	—
Net cash (used in) provided by operating activities of continuing operations	(1.0)	—	—	253.3	(214.9)	340.1	(13.9)	363.6
Net cash provided by operating activities of discontinued operations	—	—	—	—	—	6.0	—	6.0
Net cash (used in) provided by operating activities	(1.0)	—	—	253.3	(214.9)	346.1	(13.9)	369.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	—	—	—	(25.1)	(126.4)	—	(151.5)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	—	—	—	—	—	(6.4)	—	(6.4)
Cross currency swap settlement	—	—	—	(32.9)	—	—	—	(32.9)
Contractual advance to Titanium Dioxide Pigments noncontrolling shareholder	—	—	—	—	—	(16.0)	—	(16.0)
Proceeds on sale of assets	—	—	—	—	2.7	5.5	—	8.2
Intercompany investing related activity	—	—	—	484.6	95.4	(580.0)	—	—
Net cash provided by (used in) investing activities of continuing operations	—	—	—	451.7	73.0	(723.3)	—	(198.6)
Net cash used in investing activities of discontinued operations	—	—	—	(2.6)	(0.5)	(2.6)	—	(5.7)
Net cash provided by (used in) investing activities	—	—	—	449.1	72.5	(725.9)	—	(204.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	1.0	—	—	—	—	—	—	1.0
Prepayment of 2014 Notes	—	—	—	(146.8)	—	—	—	(146.8)
Proceeds from Titanium Dioxide Pigments revolving credit facility	—	—	—	—	—	14.1	—	14.1
Prepayment of senior secured debt	—	—	—	(40.8)	—	(61.5)	—	(102.3)
Repayment of senior secured debt	—	—	—	(19.7)	—	(36.8)	—	(56.5)
Payments on other long-term debt	—	—	—	—	—	(5.5)	—	(5.5)
Deferred financing costs	—	—	—	(14.9)	—	—	—	(14.9)
Fees related to early extinguishment/modification of debt	—	—	—	(12.0)	—	—	—	(12.0)
Loan from Viance noncontrolling shareholder	—	—	—	—	—	2.0	—	2.0
Intercompany financing related activity	—	—	—	(721.0)	183.1	537.9	—	—
Net cash provided by (used in) financing activities	1.0	—	—	(955.2)	183.1	450.2	—	(320.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.1)	(0.3)	(12.2)	—	(12.6)
Net (decrease) increase in cash and cash equivalents	—	—	—	(252.9)	40.4	58.2	(13.9)	(168.2)
Less net increase in cash and cash equivalents from discontinued operations	—	—	—	—	—	3.4	—	3.4
(Decrease) increase in cash and cash equivalents from continuing operations	—	—	—	(252.9)	40.4	54.8	(13.9)	(171.6)
Cash and cash equivalents of continuing operations, beginning of period	—	—	—	272.7	235.1	190.1	(240.1)	457.8
Cash and cash equivalents of continuing operations, end of period	$—	$—	$—	$19.8	$275.5	$244.9	$(254.0)	$286.2

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Policies)	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES:
Use of Estimates
Use of Estimates-The preparation of financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and revenue and expenses during the periods reported. These estimates include, among other things, assessing the collectability of accounts receivable, the use and recoverability of inventory, the valuation of deferred tax assets, the measurement of the accrual for uncertain tax benefits, impairment of goodwill as well as property, plant and equipment and other intangible assets, the accrual of environmental and legal reserves and the useful lives of tangible and intangible assets, among others. Actual results could differ from thoseestimates. Such estimates also include the fair value of assets acquired and liabilities assumed as a result of allocations of the purchase price of business combinations consummated.

Major Customers and Concentration of Credit
Major Customers and Concentration of Credit-The Company has a number of major end-user, retail and original equipment manufacturer customers, with the largest concentration in Europe and the United States. No single customer accounted for more than 2% of net sales during any of the periods presented. The Company does not believe a material part of its business is dependent upon any single customer, the loss of which would have a material long-term impact on the business of the Company. However, the loss of one or more of the Company's largest customers would most likely have a negative short-term impact on the Company's results of operations. Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of accounts receivable and derivative contracts.

Accounts Receivable

Accounts Receivable-The allowance for doubtful accounts is estimated at each reporting date based on factors such as receivable age, customer liquidity status and previous write-off history. The Company performs ongoing credit evaluations of customers and generally does not require collateral. Credit insurance is maintained by certain of the Company's businesses. An allowance is maintained for aggregate expected credit losses. Write-offs are charged to the allowance when taken, net of recoveries. Allowance for doubtful account activity is as follows:

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Balance, January1	$9.4	$12.3	$9.6
Additions, net of recoveries	(0.2)	0.1	2.9
Write-offs	(0.9)	(2.2)	(1.7)
Other	(0.4)	(0.8)	1.5
Balance, December31	$7.9	$9.4	$12.3

Revenue Recognition

Revenue Recognition-The Company recognizes revenue when the earnings process is complete. Product sales are recognized when products are shipped to the customer in accordance with the terms of the contract of sale, title and risk of loss have been transferred, collectibility is reasonably assured, and pricing is fixed or determinable. Accruals are made for sales returns and other allowances based on the Company's experience. The Company records shipping and handling costs in cost of products sold and records shipping and handling costs billed to customers in net sales. Revenue under service agreements, which was less than 1% of consolidated net sales in 2011, 2010 and 2009, is realized when the service is performed. Liabilities for product warranties are less than 1% of consolidated net sales as of December31, 2011 and 2010.

Foreign Currency Translation

Foreign Currency Translation-The functional currency of each of the Company's foreign subsidiaries is primarily the respective local currency. Balance sheet accounts of the foreign operations are translated into U.S. dollars at period-end exchange rates and income and expense accounts are translated at average exchange rates during the period. Translation gains and losses related to net assets located outside the U.S. are shown as a component of accumulated other comprehensive income. Gains and losses resulting from foreign currency transactions (transactions denominated in a currency other than the entity's functional currency), including intercompany financing arrangements for which settlement is planned or anticipated, are included in determining net income for the period in which exchange rates change. Gains or losses on certain intercompany loans that are of a long-term investment nature for which settlement is not planned or anticipated in the foreseeable future are reported and accumulated in the same manner as translation adjustments. These loans are all related to intercompany debt arrangements. As of December31, 2011, intercompany debt arrangements deemed to be of a long-term investment nature for which settlement is not planned or anticipated in the foreseeable future equaled €581.0 million ($753.0 million). In addition, gains or losses on Euro-denominated debt that is designated as a net investment hedge of the Company's Euro-denominated investments are reported and accumulated in the same manner as translation adjustments.

Advertising
Advertising-The Company expenses advertising costs within selling, general and administrative expenses as incurred. Advertising costs are less than 1% of consolidated net sales in 2011, 2010 and 2009.

Research and Development
Research and Development-Research and development costs are charged to expense within selling, general and administrative expenses, as incurred. Such costs were $59.1 million, $49.3 million and $43.9 million for the years ended December31, 2011, 2010 and 2009, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents-All highly liquid instruments and money market funds with an original maturity of three months or less are considered to be cash equivalents. The carrying amount approximates fair value because of the short maturities of these instruments.

Inventories

Inventories-Inventories are stated at the lower of cost or market. Cost is determined primarily on average cost or the first-in, first-out method. Inventory quantities on hand are reviewed regularly, and where necessary, provisions for excess and obsolete inventory are recorded based primarily on either the Company's estimated forecast of product demand and production requirements or historical usage. See Item 8. Financial Statements and Supplementary Data - Note 6, "Inventories."

Property, Plant and Equipment

Property, Plant and Equipment-Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the various asset classes. Estimated lives generally range from 20-30 years for buildings and improvements (including land improvements), 7-12 years for machinery and equipment, 3-5 years for furniture and fixtures and 14-50 years for mining rights. See Item 8. Financial Statements and Supplementary Data - Note 7, "Property, Plant and Equipment."

The estimated useful lives of leasehold improvements are the lesser of the estimated life of the improvement or the term of the lease.

Major renewals and improvements are capitalized and minor replacements, maintenance and repairs are charged to current operations as incurred. Upon retirement or disposal of assets, the cost and related accumulated depreciation are removed from the balance sheet and any gain or loss is reflected in the statement of operations.

The Company classifies depreciation and amortization in its Consolidated Statements of Operations consistent with the utilization of the underlying assets as follows:

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Cost of products sold	$174.0	$166.7	$178.8
Selling, general and administrative expenses (a)	93.2	89.2	95.4
Total depreciation and amortization	$267.2	$255.9	$274.2

(a) Primarily consists of amortization costs.

Goodwill

Goodwill-Goodwill represents the cost in excess of fair value of net assets acquired for transactions accounted for using the purchase method of accounting. See Item 8. Financial Statements and Supplementary Data - Note 8, "Goodwill," for details of goodwill activity by segment.

Other Intangible Assets

Other Intangible Assets-Other intangible assets primarily consists of patents and other intellectual property, trade names and trademarks, and customer relationships. Patents and other intellectual property are recorded at their estimated fair values at the time of acquisition and are being amortized over their estimated remaining useful lives, ranging from 4-20 years. Trade names and trademarks are being amortized from 18-25 years, customer relationships are being amortized over periods ranging from 7-15 years and supply agreements are being amortized over periods ranging from 10-15 years. See Item 8. Financial Statements and Supplementary Data - Note 9, "Other Intangible Assets, Net."

Impairment Accounting

Impairment Accounting- The recoverability of goodwill is reviewed on an annual basis during the fourth quarter. Additionally, the recoverability of goodwill, long-lived tangible, and other intangible assets is reviewed when events or changes in circumstances occur indicating that the carrying value of the assets may not be recoverable.The Company determined that its reporting units for its goodwill impairment review are its operating segments or components of an operating segment that constitute a business for which discrete financial information is available and for which segment management regularly reviews the operating results.Based on this analysis, the Company has identified three reporting units within its reportable segments that qualify for such review.

In accordance with the accounting guidance for determining a goodwill impairment, there is a two-step method.In the first step, the Company determines the fair value of each reporting unit and compares that fair value to the carrying value of such reporting unit.This begins with estimating the fair value of each reporting unit, which is derived from peer multiples. Specifically, the estimate of the fair value of such reporting unit is based on an industry metric that is the ratio of enterprise value ("EV" which is commonly defined as market capitalization, plus long-term debt, less cash) to Adjusted EBITDA of the relevant benchmark peer companies and groups; this is the peer multiple approach.The Company uses EV multiples for the last twelve months Adjusted EBITDA and for the next fiscal year's Adjusted EBITDA.The peer companies are typically based upon the competitors disclosed in Item 1, "Business" for each of the reporting units.The Company then multiplies this ratio by the Adjusted EBITDA for the recently completed year and the budgeted Adjusted EBITDA for the upcoming year of such reporting unit and compares it to the carrying value of such reporting unit. If the product of such peer multiple and reporting unit's Adjusted EBITDA is less than such carrying value, it may be an indication of an impairment. If the initial review does not result in clear evidence that no impairment indicators exist, a review based on expected future cash flows is performed; this is the discounted cash flow approach.For the discounted cash flow approach, the Company makes certain assumptions about, among other things, estimates of future cash flows, including growth rates, price increases, capital expenditures, the benefits of recent acquisitions and expected synergies, and an appropriate discount rate.If the results of the peer multiple approach and the discounted cash flow approach differ materially, the relevant facts and circumstances are reviewed and a qualitative assessment is made to determine the proper weighting.If the results of the first step indicate the carrying amount of a reporting unit is higher than its fair value, the second step must be performed. Specifically, the Company determines the implied fair value of goodwill in the same manner as if it had acquired those reporting units.In the second step, the potential impairment is computed by comparing the implied fair value of the reporting unit's goodwill with the carrying amount of goodwill.If the carrying amount of the reporting unit's goodwill is greater than the implied fair value of its goodwill, an impairment loss must be recognized for the excess. If necessary, the Company may consult with valuation specialists to assist with its goodwill impairment review.

These calculations are based on inherent assumptions and estimates about future cash flows and appropriate benchmark peer companies or groups. Subsequent changes in these assumptions could result in future impairment. Although the Company consistently uses the same methods in developing the assumptions and estimates underlying the fair value calculations, such estimates are uncertain by nature and can vary from actual results.

The recoverability of other intangible assets is reviewed when events or changes in circumstances occur indicating that the carrying value of the assets may not be recoverable. In the fourth quarter of 2010 and in 2011, the Company performed a recoverability test of certain intangible assets in our Viance timber treatment chemicals venture and concluded that there was no impairment of those assets. The Company will continue to monitor the recoverability of these assets if events or circumstances indicate that the carrying value of such assets may not be recoverable.

Financial Instruments

Financial Instruments-Management believes the carrying amount of financial instruments, including accounts receivable, accounts payable and debt, approximates fair value, except as described in Note 5, "Financial Instruments and Fair Value Measurements."

Derivatives
Derivatives- All derivatives are recognized as either assets or liabilities at fair value. Changes in the fair value of derivatives not designated as hedging instruments are recognized in earnings while changes in the fair value of derivatives that are designated as hedging instruments are recognized as a component of comprehensive income. The Company uses derivative instruments to manage its exposure to market risks associated with fluctuations in interest rates and foreign currency exchange rates. See Item 8. Financial Statements and Supplementary Data - Note 5, "Financial Instruments and Fair Value Measurements" and Note 18, "Accumulated Other Comprehensive Income," for the impact of the Company's net investment and cash flow hedges. The Company does not enter into derivative contracts for trading purposes nor does it use leveraged or complex instruments.

Pension, Postemployment and Postretirement Costs

Pension, Postemployment and Postretirement Costs- Defined benefit costs and liabilities and postretirement benefit costs and liabilities have been determined in accordance with accounting standards for retirement benefits.Postemployment benefit costs and liabilities have been determined in accordance with accounting standards for nonretirement postemployment benefits.See Item 8. Financial Statements and Supplementary Data - Note 14, "Employee Benefit Plans," for further details.

Related Party Transactions

Related Party Transactions-In the ordinary course of business, Rockwood has engaged in transactions with certain related parties including Kohlberg Kravis Roberts& Co. L.P. ("KKR"). For example, the Company paid fees of $2.0 million to KKR related to the refinancing of the Company's senior secured term loans in February2011.

As part of the Titanium Dioxide Pigments venture with Kemira that was completed in September2008, the venture has a long-term agreement expiring in August2018 to purchase steam and electricity ("energy") from Kemira. The venture purchased $40.0 million, $36.8 million and $31.2 million, respectively, of energy from Kemira during 2011, 2010 and 2009. As of December31, 2011 and 2010, $5.6 million and $4.1 million, respectively, was due to Kemira, for energy purchases. In 2009, the venture also made a contractual advance of $16.0 million in connection with this agreement. Minimum annual payments under the energy agreement are approximately $15.6 million per year. In connection with this arrangement, the venture has approximately $27.8 million of a non-interest bearing note receivable from Kemira that is due in August2028. The carrying value of the note receivable was $5.8 million at December31, 2011. Interest is imputed at an effective rate of 8.96%. The fair value of the note receivable is approximately $9.7 million at December31, 2011.

As part of the Titanium Dioxide Pigments venture with Kemira, the venture has a supply agreement for the sale of certain raw materials to Kemira that are manufactured by the venture. The term of this contract expires in December2015. Transactions between the Titanium Dioxide Pigments venture and Kemira consisted of sales to Kemira of $3.4 million, $2.1 million and $2.8 million in 2011, 2010 and 2009, respectively, and amounts due from Kemira of $0.6 million and $0.4 million at December31, 2011 and 2010, respectively. In addition, there were sales from the Titanium Dioxide Pigments venture to companies owned by Kemira of $2.2 million and $11.1 million during 2010 and 2009, respectively, of which $0.1 million was due to the venture at December31, 2010.

As part of the Viance, LLC joint venture, the Company's Chemical Specialties,Inc. ("CSI") subsidiary within the Timber Treatment Chemicals business and The Dow Chemical Company ("Dow") entered into certain related party transactions.Viance, LLC does not own manufacturing facilities, and as a result, relies on the members of the joint venture to provide substantially all product and distribution requirements. In addition, the members sell products to Viance, LLC.Transactions between Viance, LLC and Dow amounted to: purchases from Dow of $1.3 million, $4.1 million and $5.0 million in 2011, 2010 and 2009, respectively, and sales to Dow of $0.4 million, $0.4 million and $0.3 million in 2011, 2010 and 2009, respectively.Amounts due to Dow totaled $0.1 million and $2.3 million at December31, 2011 and 2010, respectively.

Income Taxes

Income Taxes-Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts and the corresponding tax carrying amounts of assets and liabilities. Deferred tax assets are also recognized for tax loss and tax credit carryforwards. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence weighted toward evidence that is objectively verifiable. Deferred taxes are not provided on the undistributed earnings of subsidiaries as such amounts are considered to be permanently invested.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to not be sustained upon audit by the relevant authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

The Company records liabilities for uncertain tax benefits net of deferred tax assets associated with tax loss carryforwards for liabilities arising in the same year as the asset and for liabilities arising in different years from the asset, provided that the related tax loss can be carried back or forward to offset the liability.

Where the Company has a loss from continuing operations and income in other categories, the Company allocates a tax benefit to continuing operations and a tax provision to those other categories. Where there is income in other categories on a net basis, the Company's policy is to allocate the tax provision only to categories with income and on a pro-rata basis.

Future realization of the tax benefit of an existing deductible temporary difference or carryforward ultimately depends on the existence of sufficient taxable income of the appropriate character (for example, ordinary income or capital gain) within the carryforward period available under the tax law. The Company's policy is to consider the following sources of taxable income, which may be available under the tax law to realize a tax benefit for deductible temporary differences and carryforwards:

· Future reversals of existing taxable temporary differences.

· Future taxable income exclusive of reversing temporary differences and carryforwards.

· Taxable income in prior carry back year(s)if carry back is permitted under the tax law.

· Tax planning strategies that would, if necessary, be implemented to:

(1) Accelerate taxable amounts to utilize expiring carryforwards.

(2) Change the character of taxable or deductible amounts from ordinary income or loss to capital gain or loss.

(3) Switch from tax-exempt to taxable investments.

Evidence available about each of those possible sources of taxable income will vary between tax jurisdictions and, possibly, from year to year. To the extent evidence about one or more sources of taxable income is sufficient to support a conclusion that a valuation allowance is not necessary, the Company's policy is that other sources need not be considered. Consideration of each source is required, however, to determine the amount of the valuation allowance that may be required to be recognized for deferred tax assets.

For any specific jurisdiction where a history of three years of cumulative losses has occurred or where there has been a substantial change in the business (e.g., a major acquisition or divestiture); the Company does not rely on projections of future taxable income as described above. Instead, the Company determines its need for a valuation allowance on deferred tax assets, if any, by determining an average steady-state normalized taxable income amount over the last three years, adjusted for acquisitions or divestitures if necessary. The Company will also consider the following positive evidence in the above scenarios, if present:

· Existing contracts or firm sales backlog that will produce more than enough taxable income to realize the deferred tax asset based on existing sales prices and cost structures.

· An excess of appreciated asset value over the tax basis of the entity's net assets in an amount sufficient to realize the deferred tax asset.

Comprehensive Income

Comprehensive Income-Comprehensive income includes net income and the other comprehensive income components which include unrealized gains and losses from foreign currency translation and from certain intercompany transactions that are of a long-term investment nature, pension-related adjustments that are recorded directly into a separate section of stockholders' equity in the balance sheets and net investment and cash flow hedges. Foreign currency translation amounts are not adjusted for income taxes since they relate to indefinite life investments in non-U.S. subsidiaries and certain intercompany debt. See Item 8. Financial Statements and Supplementary Data - Note 18, "Accumulated Other Comprehensive Income."

Accounting for Environmental Liabilities

Accounting for Environmental Liabilities-In the ordinary course of business, Rockwood is subject to extensive and changing federal, state, local and foreign environmental laws and regulations, and has made provisions for the estimated financial impact of environmental cleanup and site reclamation costs. Rockwood's policy has been to accrue costs of a non-capital nature related to environmental clean-up when those costs are believed to be probable and can be reasonably estimated. If the aggregate amount of the obligation and the amount and timing of the cash payments for a site are fixed or reliably determinable, the liability is discounted. Expenditures that extend the life of the related property or mitigate or prevent future environmental contamination are capitalized and expenditures related to existing conditions resulting from past or present operations and from which no current or future benefit is discernible are immediately expensed. The quantification of environmental exposures requires an assessment of many factors, including changing laws and regulations, advancements in environmental technologies, the quality of information available related to specific sites, the assessment stage of each site investigation and the length of time involved in remediation or settlement. In some matters, Rockwood may share costs with other parties. Rockwood does not include anticipated recoveries from insurance carriers or other third parties in its accruals for environmental liabilities.

Stock-Based Compensation

Stock-Based Compensation- Under the 2008 Amended and Restated Stock Purchase and Option Plan of Rockwood Holdings,Inc. and Subsidiaries (the "Plan") the Company granted stock options, restricted stock and other stock-based awards to the Company's employees and directors and allowed employees and directors to purchase shares of its common stock. However, the Company no longer issues equity awards under this Plan.In April2009, the Company adopted the 2009 Stock Incentive Plan (the "New Plan"; together with the Plan, the "Plans"), which has 11,000,000 authorized shares. All equity awards granted after this date are being awarded under the New Plan.

The Company awarded restricted stock units in 2011, 2010 and 2009, and stock options in 2009 to certain employees of Rockwood Corporate Headquarters and its business units. See Item 8. Financial Statements and Supplementary Data - Note 13, "Stock-Based Compensation," for further details. The restricted stock units contain a provision in which the units shall immediately vest and become converted into the right to receive a cash payment upon a change in control as defined in the equity agreement.As the provisions for redemption are outside the control of the Company, the fair value of these units as of December31, 2011 and 2010 has been recorded as mezzanine equity (outside of permanent equity) in the Consolidated Balance Sheets.

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Tables)	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES:
Schedule of allowance for doubtful account activity

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Balance, January1	$9.4	$12.3	$9.6
Additions, net of recoveries	(0.2)	0.1	2.9
Write-offs	(0.9)	(2.2)	(1.7)
Other	(0.4)	(0.8)	1.5
Balance, December31	$7.9	$9.4	$12.3

Schedule of depreciation and amortization

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Cost of products sold	$174.0	$166.7	$178.8
Selling, general and administrative expenses (a)	93.2	89.2	95.4
Total depreciation and amortization	$267.2	$255.9	$274.2

(a) Primarily consists of amortization costs.

DISCONTINUED OPERATIONS: (Tables)	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS:
Operating results of the discontinued operations of the plastic compounding business

	YearEndedDecember31,
($inmillions)	2010	2009
Net sales	$231.3	$193.8
Cost of products sold	187.2	156.7
Gross profit	44.1	37.1
Selling, general and administrative expenses	16.7	15.6
Income before taxes	27.4	21.5
Income tax provision	8.8	7.5
Net income	$18.6	$14.0

Carrying value of the assets and liabilities of the plastic compounding business included as discontinued operations in the Condensed Consolidated Balance Sheets

($inmillions)
ASSETS
Cash and cash equivalents	$16.6
Accounts receivable, net	32.9
Inventories	18.0
Property, plant and equipment, net	63.0
Other intangible assets, net	16.2
Other assets	7.4
Total assets	$154.1
LIABILITIES
Accounts payable and other current liabilities	$27.6

SEGMENT INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION:
Summary of financial information for each of the reportable segments

	YearendedDecember31,
($inmillions)	2011	2010	2009
Net Sales:
Lithium	$456.5	$397.1	$357.3
Surface Treatment	743.2	662.0	564.0
Performance Additives	784.4	726.7	671.5
Titanium Dioxide Pigments	930.4	759.2	666.3
Advanced Ceramics	585.1	515.6	412.2
Corporate and other	169.7	131.0	97.8
Total	$3,669.3	$3,191.6	$2,769.1

Schedule of identifiable assets

	YearendedDecember31,
($inmillions)	2011	2010	2009
Adjusted EBITDA from continuing operations:
Lithium	$170.2	$144.4	$141.2
Surface Treatment	151.0	124.1	85.7
Performance Additives	144.0	123.8	95.1
Titanium Dioxide Pigments	257.6	129.5	97.3
Advanced Ceramics	183.7	153.2	107.7
Corporate and other	(43.7)	(40.6)	(17.1)
Total	$862.8	$634.4	$509.9

	YearendedDecember31,
($inmillions)	2011	2010	2009
Capital Expenditures:
Lithium	$76.2	$29.7	$24.1
Surface Treatment	23.6	15.0	21.0
Performance Additives	44.9	27.8	26.2
Titanium Dioxide Pigments	75.3	60.4	40.6
Advanced Ceramics	46.1	40.7	32.8
Corporate and other	13.6	6.7	6.8
Total (a)	$279.7	$180.3	$151.5

(a) Net of government grants of $16.0 million and $3.2 million received for the years ended December31, 2011 and 2010, respectively.

	IdentifiableAssetsasofDecember31,
($inmillions)	2011	2010	2009
Lithium	$1,189.5	$1,091.6	$1,051.6
Surface Treatment	947.5	926.6	962.7
Performance Additives	745.7	759.4	773.1
Titanium Dioxide Pigments	929.6	897.4	945.4
Advanced Ceramics	810.9	828.8	867.8
Corporate and other (a)	409.6	452.7	339.7
Eliminations (b)	(445.2)	(386.3)	(298.9)
Total (c)	$4,587.6	$4,570.2	$4,641.4

(a) Corporate and other identifiable assets primarily represent deferred financing costs that have been capitalized in connection with corporate external debt financing, deferred income tax assets and cash balances maintained in accordance with centralized cash management techniques.

(b) Amounts contained in the "Eliminations" column represent the individual subsidiaries' retained interest in their cumulative net cash balance (deposits less withdrawals) included in the corporate centralized cash system and within the identifiable assets of the respective segment. These amounts are eliminated as the corporate centralized cash system is included in the Corporate and other segment's identifiable assets.

(c) This amount does not include $154.1 million and $146.4 million of identifiable assets as of December31, 2010 and 2009, respectively, from the plastic compounding business sold in January2011.

Summary of geographic information with net sales based on seller's location

	YearendedDecember31,
($inmillions)	2011	2010	2009
Net sales:
Germany	$1,900.9	$1,604.2	$1,176.0
United States	731.2	673.0	609.6
Rest of Europe	646.1	571.5	693.8
Rest of World	391.1	342.9	289.7
	$3,669.3	$3,191.6	$2,769.1

Schedule of Company's long-lived assets located in the regions indicated

	AsofDecember31,
($inmillions)	2011	2010	2009
Long-lived assets:
Germany	$750.0	$747.9	$782.2
Rest of Europe	383.5	368.7	395.1
United States	259.7	230.4	244.2
Rest of World	225.3	219.9	214.1
	$1,618.5	$1,566.9	$1,635.6

Schedule of calculation of EBITDA

				Titanium
		Surface	Performance	Dioxide	Advanced	Corporate
($inmillions)	Lithium	Treatment	Additives	Pigments	Ceramics	andother	Consolidated
Year ended December31, 2011
Income (loss) from continuing operations before taxes	$118.0	$80.3	$69.7	$163.7	$102.2	$(77.8)	$456.1
Interest expense, net (a)	7.4	20.6	9.1	12.7	21.6	24.7	96.1
Depreciation and amortization	41.4	33.1	58.4	71.9	53.7	8.7	267.2
Restructuring and other severance costs(b)	3.2	8.0	2.3	-	0.7	0.3	14.5
Systems/organization establishment expenses(c)	-	0.8	0.7	5.0	-	-	6.5
Acquisition and disposal costs	-	0.1	-	-	0.1	0.2	0.4
Loss on early extinguishment/modification of debt(d)	2.9	4.8	1.7	-	4.0	3.2	16.6
Asset write-downs and other	0.1	0.1	0.8	-	0.6	-	1.6
Foreign exchange loss (gain) on financing activities, net	(2.8)	3.0	1.1	-	0.8	(3.4)	(1.3)
Other (e)	-	0.2	0.2	4.3	-	0.4	5.1
Total Adjusted EBITDA	$170.2	$151.0	$144.0	$257.6	$183.7	$(43.7)	$862.8
Year ended December31, 2010
Income (loss) from continuing operations before taxes	$85.5	$55.5	$34.0	$44.5	$72.4	$(87.4)	$204.5
Interest expense, net (a)	20.7	30.3	25.8	15.0	29.1	30.2	151.1
Depreciation and amortization	37.1	33.6	56.8	69.6	49.6	9.2	255.9
Restructuring and other severance costs(b)	-	2.0	1.5	-	1.1	0.4	5.0
Systems/organization establishment expenses(f)	-	1.0	0.3	0.5	0.2	0.1	2.1
Acquisition and disposal costs	-	0.1	0.2	-	-	1.0	1.3
Loss on early extinguishment/modification of debt(g)	0.2	0.4	0.3	-	0.4	0.3	1.6
Asset write-downs and other (h)	0.3	1.5	4.1	0.1	0.8	4.7	11.5
Foreign exchange loss (gain) on financing activities, net	0.6	(0.2)	0.1	-	(0.4)	0.9	1.0
Other (i)	-	(0.1)	0.7	(0.2)	-	(0.0)	0.4
Total Adjusted EBITDA	$144.4	$124.1	$123.8	$129.5	$153.2	$(40.6)	$634.4
Year ended December31, 2009
Income (loss) from continuing operations before taxes	$70.7	$8.3	$(15.0)	$(8.3)	$5.3	$(50.8)	$10.2
Interest expense, net (a)	27.2	34.0	31.8	24.6	36.1	24.4	178.1
Depreciation and amortization	35.2	35.3	62.7	77.7	52.0	11.3	274.2
Restructuring and other severance costs(b)	0.5	5.2	6.1	0.1	7.0	1.4	20.3
Systems/organization establishment expenses(f)	-	0.7	2.1	3.1	0.3	0.1	6.3
Acquisition and disposal costs	-	0.1	2.7	0.1	-	0.1	3.0
Loss on early extinguishment/modification of debt(j)	5.8	5.2	2.4	-	7.2	6.0	26.6
Asset write-downs and other	(0.1)	0.4	0.2	-	0.3	1.8	2.6
Foreign exchange (gain) loss on financing activities, net	1.7	(5.9)	0.1	-	(0.6)	(11.3)	(16.0)
Other (k)	0.2	2.4	2.0	-	0.1	(0.1)	4.6
Total Adjusted EBITDA	$141.2	$85.7	$95.1	$97.3	$107.7	$(17.1)	$509.9

(a) Includes gains of $0.5 million, $13.4 million and $3.9 million for the years ended December31, 2011, 2010 and 2009, respectively, representing the movement in the mark-to-market valuation of the Company's interest rate and cross-currency swaps.

(b) See Item 8. Financial Statements and Supplementary Data - Note 17, "Restructuring And Other Severance Costs," for further details.

(c) Primarily relates to settlement costs associated with the termination of a supply agreement related to the formation of the Company's titanium dioxide pigments venture.

(d) Represents fees of $13.5 million and the write-off of deferred financing costs of $3.1 million in connection with the refinancing of the senior secured credit facility and the repayment of the senior secured term loans in February2011.

(e) Primarily relates to professional fees incurred in connection with exploring strategic options.

(f) Primarily relates to costs incurred in conjunction with the integration of businesses acquired.

(g) Represents the write-off of deferred financing costs associated with the voluntary prepayment of $200.2 million of senior secured term loans in July2010.

(h) Primarily relates to the write-down of a receivable of $4.7 million related to a pension indemnification in conjunction with the acquisition of the Dynamit Nobel businesses in 2004, fixed asset write-downs of $2.1 million in the Performance Additives segment and the write-off of an acquisition-related receivable of $1.6 million in our Surface Treatment segment.

(i) The Company recorded income of $0.7 million primarily related to a gain recorded on the sale of an investment previously accounted for under the equity method in the Surface Treatment segment and the reversal of a reserve covering legacy obligations assumed in connection with the acquisition of the Dynamit Nobel businesses in 2004.

(j) Represents the write-off of deferred financing costs of $20.9 million and lender fees related to the early extinguishment of debt of $12.0 million, partially offset by a discount of $6.3 million related to the repurchase of $153.2 million in aggregate principal amount of the 2014 Notes.

(k) Primarily relates to an increase in reserves covering legacy obligations assumed in connection with the KKR Acquisition in 2000 and the acquisition of the Dynamit Nobel businesses in 2004.

VARIABLE INTEREST ENTITIES: (Tables)	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES:
Schedule of the carrying values of assets and liabilities of the Viance joint venture included in the Consolidated Balance Sheets

	December31,
	2011	2010
Cash and cash equivalents	$2.9	$6.6
Other current assets	10.8	17.7
Total current assets	13.7	24.3
Other intangible assets, net	65.1	71.6
Other assets	3.1	3.6
Total assets	$81.9	$99.5

Total liabilities	$4.8	$11.2

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS: (Tables)	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:
Schedule of fair value and balance sheet location of the Company's derivative instruments

		LiabilityDerivatives
		FairValueasof
		December31,
($inmillions)	BalanceSheetLocation	2011	2010
Derivatives Designated as Hedging Instruments:
Foreign exchange contracts	Accrued expenses and other current liabilities	$-	$0.5
Total derivatives designated as hedging instruments		$-	$0.5

Derivatives Not Designated as Hedging Instruments:
Interest rate swaps	Accrued expenses and other current liabilities	$1.5	$2.2
	Other liabilities	0.7	17.3
Total derivatives not designated as hedging instruments		$2.2	$19.5
Total derivatives		$2.2	$20.0

Schedule of gains and losses reported in "Other Comprehensive Income" ("OCI") within Equity

	AmountofGainor(Loss)Recognizedin
	OCIonDerivativesandOtherFinancial
	Instruments(EffectivePortion)
	YearendedDecember31,
($inmillions)	2011	2010	2009
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts	$0.5	$0.5	$(0.5)

Net Investment Hedging Relationships:
Cross-currency interest rate swaps	$-	$-	$(16.5)
Euro-denominated debt	(9.9)	2.7	(21.4)
Total derivatives	$(9.9)	$2.7	$(37.9)

Schedule of gains reported in the Condensed Consolidated Statements of Operations

	AmountofGainor(Loss)
	RecognizedinIncomeonDerivatives			LocationofGainor(Loss)
	YearendedDecember31,			RecognizedinIncomeon
($inmillions)	2011	2010	2009	Derivatives
Derivatives Not Designated as Hedging Instruments:
Interest rate contracts	$0.5	$11.8	$4.0	Interest expense
Cross-currency interest rate swaps	-	1.6	(0.1)	Interest expense
Foreign exchange contracts	-	(0.2)	-	Selling, general and administrative expenses
Total derivatives	$0.5	$13.2	$3.9

Schedule of fair value of the Company's financial assets and liabilities that are required to be measured at fair value

	FairValueMeasurements
	AsofDecember31,2011			AsofDecember31,2010
($inmillions)	Total	Level1	Level2	Total	Level1	Level2
Assets
Cash equivalents	$154.7	$154.7	$-	$154.5	$154.5	$-
Government debt securities	0.9	0.9	-	-	-	-
Total assets at fair value	$155.6	$155.6	$-	$154.5	$154.5	$-

Liabilities
Interest rate swaps	$2.2	$-	$2.2	$19.5	$-	$19.5
Foreign exchange contracts	-	-	-	0.5	-	0.5
Total liabilities at fair value	$2.2	$-	$2.2	$20.0	$-	$20.0

INVENTORIES: (Tables)	12 Months Ended
Dec. 31, 2011
INVENTORIES:
Components of inventories
	December31,
($inmillions)	2011	2010
Raw materials	$222.9	$181.6
Work-in-process	88.9	79.9
Finished goods	355.3	272.6
Packaging materials	7.2	7.7
Total	$674.3	$541.8

PROPERTY, PLANT AND EQUIPMENT: (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT:
Schedule of property, plant and equipment, net

	December31,
($inmillions)	2011	2010
Land	$142.4	$151.7
Buildings and improvements, including land improvements	615.4	590.8
Machinery and equipment	1,618.1	1,480.9
Furniture and fixtures	132.3	120.6
Mining rights	86.3	86.3
Construction-in-progress	149.0	108.6
Property, plant and equipment, at cost	2,743.5	2,538.9
Less accumulated depreciation and amortization	(1,125.0)	(972.0)
Property, plant and equipment, net	$1,618.5	$1,566.9

Schedule of property, plant and equipment recorded under capital leases

	December31,
($inmillions)	2011	2010
Buildings and improvements, including land improvements	$47.0	$48.5
Machinery and equipment	2.8	2.9
Furniture and fixtures	6.2	5.9
	56.0	57.3
Accumulated depreciation	(17.4)	(15.5)
Total	$38.6	$41.8

Schedule of minimum payments due under capital leases
($inmillions)
Years ended December31:
2012	$5.2
2013	4.8
2014	4.7
2015	4.3
2016	4.3
Thereafter	23.4
46.7
Less: Amount representing interest	11.3
$35.4

GOODWILL: (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL:
Schedule of goodwill balances and activity by segment

		Surface	Advanced	Corporate
($inmillions)	Lithium	Treatment	Ceramics	andother	Total
Balance, December31, 2009	$287.5	$369.1	$277.5	$5.1	$939.2
Foreign exchange	(19.8)	(23.1)	(18.9)	(0.3)	(62.1)
Balance, December31, 2010	267.7	346.0	258.6	4.8	877.1
Foreign exchange	(8.4)	(9.8)	(9.2)	(0.1)	(27.5)
Balance, December31, 2011	$259.3	$336.2	$249.4	$4.7	$849.6

OTHER INTANGIBLE ASSETS, NET: (Tables)	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS, NET:
Components of other intangible assets, net

	AsofDecember31,2011			AsofDecember31,2010
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
($inmillions)	Amount	Amortization	Net	Amount	Amortization	Net
Patents and other intellectual property	$363.7	$(178.0)	$185.7	$369.5	$(154.2)	$215.3
Trade names and trademarks	127.7	(42.2)	85.5	131.4	(37.2)	94.2
Customer relationships	334.2	(146.7)	187.5	360.4	(140.4)	220.0
Supply agreements	59.3	(22.9)	36.4	60.4	(17.6)	42.8
Other	51.1	(36.5)	14.6	45.8	(30.5)	15.3
Total	$936.0	$(426.3)	$509.7	$967.5	$(379.9)	$587.6

Schedule of estimated amortization expense for each of the five succeeding fiscal years
($inmillions)	Amortization
Yearending	Expense
2012	$72.2
2013	69.4
2014	62.7
2015	54.9
2016	51.9

LONG-TERM DEBT: (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT:
Summary of long-term debt and loans payable

	December31,
($and€ inmillions)	2011	2010
Senior secured credit facilities - term loans	$845.8	$1,260.0
2014 Notes (€250.1 and $200.0)	524.1	534.7
Titanium Dioxide Pigments venture term loans (€195.0 and €220.0, respectively)	252.7	294.4
Capitalized lease obligations	35.4	39.4
Other loans	29.7	32.5
	1,687.7	2,161.0
Less current maturities (a)	(250.5)	(465.7)
	$1,437.2	$1,695.3

(a) Includes $187.2 million of debt with an original maturity date of 2014 expected to be repaid in connection with the issuance of a new tranche of term loan A under its existing credit facility.

Schedule of maturities of long-term debt
($inmillions)
2012	$250.5
2013	256.5
2014	47.3
2015	47.0
2016	47.2
Thereafter	1,039.2
$1,687.7

INCOME TAXES: (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES:
Schedule of income (loss) from continuing operations before income taxes
	YearEndedDecember31,
($inmillions)	2011	2010	2009
United States	$38.8	$(19.0)	$(80.3)
Foreign	417.3	223.5	90.5
	$456.1	$204.5	$10.2

Schedule of (benefit) provision for taxes on income (loss)

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Current income tax expense:
Federal	$0.3	$(3.8)	$0.1
State	0.5	(0.8)	0.3
Foreign	97.3	41.2	29.7
	98.1	36.6	30.1
Deferred income tax expense:
Federal	0.6	(66.7)	6.2
State	(0.6)	(3.2)	0.2
Foreign	26.3	16.7	(18.6)
	26.3	(53.2)	(12.2)
Allocation from discontinued operations:
Federal	-	(7.3)	(6.5)
State	-	(0.3)	(0.3)
	-	(7.6)	(6.8)
Allocation from other comprehensive income:
Federal	-	(0.4)	(1.4)
Total provision (benefit) for taxes	$124.4	$(24.6)	$9.7

Schedule of tax effects of the major items recorded as deferred tax assets and liabilities

	December31,
($inmillions)	2011	2010
Current deferred income tax assets, net:
Allowance for doubtful accounts	$0.8	$0.6
Restructuring	0.8	0.7
Derivative instruments	0.1	6.6
Other current reserves and accruals	8.3	9.5
Tax loss carryforwards and credits	-	77.0
Valuation allowance	(3.6)	(14.4)
Total current deferred income tax assets, net	6.4	80.0
Noncurrent deferred income tax assets:
Investment basis difference	70.8	52.2
Pension and postretirement benefits	71.2	56.1
Tax loss carryforwards and credits	160.5	86.8
Other noncurrent reserves and accruals	26.3	21.1
Foreign exchange on debt	9.3	13.2
Derivative instruments	0.7	0.3
Other	0.3	0.3
Valuation allowance	(178.2)	(66.7)
Total noncurrent deferred income tax assets	160.9	163.3
Noncurrent deferred income tax liabilities:
Goodwill and other intangibles	(96.4)	(93.3)
Property, plant and equipment	(131.7)	(129.5)
Total noncurrent deferred income tax liabilities	(228.1)	(222.8)
Net deferred income tax liability	$(60.8)	$20.5

Schedule of reconciliations of the U.S statutory income tax rate to the effective tax rate

	YearEndedDecember31,
	2011	2010	2009
Federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal effect	-	(1.4)	1.4
Foreign/U.S. tax differential	(5.5)	(14.8)	(114.5)
Goodwill	(0.8)	(1.4)	3.3
Capital loss	(19.3)	-	-
Basis difference	(3.9)	-	-
Increase (decrease) in valuation allowance	22.2	(26.4)	383.9
Debt instruments	-	4.0	(145.1)
Allocation from discontinued operations/OCI	-	(3.8)	(77.6)
Noncontrolling interest	0.3	1.1	3.7
Foreign tax rate increases	0.3	0.2	1.2
Other	(1.0)	(4.5)	3.8
Effective tax rate	27.3%	(12.0)%	95.1%

Schedule of activity in the valuation allowance

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Balance, January1	$81.1	$140.5	$92.7
Increase (decrease) as reflected in income tax expense	97.7	(59.6)	34.0
Other	3.0	0.2	13.8
Balance, December31	$181.8	$81.1	$140.5

Schedule of reconciliation of beginning and ending balances of the total amounts of unrecognized tax benefits, which excludes interest and penalties

($inmillions)	2011	2010	2009
Unrecognized tax benefits at January1	$25.5	$39.1	$40.9
Increases in tax positions for prior years	1.6	1.4	0.9
Decreases in tax positions for prior years	(0.1)	(1.9)	(1.7)
Increases in tax positions for the current year	6.3	1.3	0.8
Decreases due to settlements with taxing authorities	(1.2)	(9.8)	(0.5)
Lapse in statute of limitations	(1.7)	(3.0)	(1.9)
Foreign exchange	(0.3)	(1.6)	0.6
Unrecognized tax benefits at December31	$30.1	$25.5	$39.1

OPERATING LEASE OBLIGATIONS: (Tables)	12 Months Ended
Dec. 31, 2011
OPERATING LEASE OBLIGATIONS:
Schedule of minimum future rentals under the terms of noncancelable operating leases
($inmillions)
Years ended December31:
2012	$18.3
2013	13.2
2014	9.5
2015	6.8
2016	5.2
Thereafter	9.3
Total	$62.3

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION:
Schedule of assumptions used for estimation of fair value of market-based restricted stock units
	YearendedDecember31,
	2011	2010
Expected volatility	67%	81%
Risk-free rate	0.4%	1.1%
Expected dividends	N/A	N/A

Schedule of the status of the Company's nonvested restricted stock units granted pursuant to the plan
		Weighted Average
	Shares	FairValue
	('000)
Nonvested at December31, 2010	1,275	$24.09
Granted	478	37.46
Vested	(558)	11.11
Cancelled	(117)	30.69
Nonvested at December31, 2011	1,078	$36.02

Schedule of assumptions used for estimation of fair value of stock options
Yearended
December31,2009
Expected term (in years)	4.5
Expected volatility	68%
Risk-free rate	2.3%
Expected dividends	N/A

Schedule of status of the Company's options granted pursuant to the plan and changes during the period

			Weighted
		Weighted Average	Average Remaining
		Exercise	Contractual	Aggregate
	Shares	Price	Term	IntrinsicValue
	('000)		(years)	($inmillions)
Outstanding at December31, 2010	3,607	$18.43
Exercised	(1,085)	17.32
Forfeited	(15)	14.61
Outstanding at December31, 2011	2,507	$18.94	3.3	$51.2

Options vested at December31, 2011 and expected to vest in the future (a)	2,501	$18.94	3.3	$51.1

Options exercisable at December31, 2011	2,376	$18.84	3.3	$48.8

(a) The number of options expected to vest takes into account an estimate of expected forfeitures.

EMPLOYEE BENEFIT PLANS: (Tables)	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS:
Schedule of benefit obligations, plan assets and the funded status of the pension plans, along with the amounts recognized in the Consolidated Balance Sheets and the weighted average assumptions used

	PensionBenefits
	U.S.Plans		Non-U.S.Plans
($inmillions)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$35.6	$32.2	$640.5	$657.7
Service cost	0.2	0.2	8.7	7.5
Interest cost	1.8	1.9	31.8	31.6
Actuarial loss	6.6	2.5	41.9	13.2
Benefits paid	(1.0)	(1.2)	(34.5)	(32.0)
Foreign exchange gain	-	-	(20.2)	(38.2)
Other	-	-	0.5	0.7
Benefit obligation at end of year	$43.2	$35.6	$668.7	$640.5
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$26.0	$23.4	$233.8	$237.9
Actual return on assets	0.6	2.6	0.4	17.1
Employer contributions	1.5	1.2	6.4	4.8
Benefits paid from fund	(1.0)	(1.2)	(16.5)	(14.3)
Foreign exchange loss	-	-	(4.2)	(12.4)
Other	-	-	0.1	0.7
Fair value of plan assets at end of year	$27.1	$26.0	$220.0	$233.8

Funded status (a)	$(16.1)	$(9.6)	$(448.7)	$(406.7)
Amounts recognized in the consolidated balance sheets:
Current liabilities	$-	$-	$(13.2)	$(12.9)
Noncurrent liabilities (b)	(16.1)	(9.6)	(435.5)	(393.8)
Net amount recognized	$(16.1)	$(9.6)	$(448.7)	$(406.7)
Amounts recognized in accumulated other comprehensive income:
Net actuarial losses	$17.6	$10.2	$104.9	$53.0
Prior service cost	-	-	5.4	6.2
Accumulated other comprehensive loss	$17.6	$10.2	$110.3	$59.2

Accumulated benefit obligation	$43.2	$35.6	$637.2	$608.3

Weighted-average assumptions used to determine benefit obligations at December31:
Discount rate	4.18%	5.29%	4.50%	4.92%
Rate of compensation increase	N/A	N/A	3.05%	3.06%

(a) The Company's overall unfunded position in its defined benefit plans as of December31, 2011 is $464.8 million and the funded status of our plans is 35%. However, 76% of the Company's unfunded position is concentrated in plans mostly in Germany, where funding is neither legally required nor customary. When only the plans that have funding requirements are considered, the unfunded portion is $113.4 million and the funded status is 67%. The funding of the Company's pension plans was in compliance with local requirements as of December31, 2011.

(b) Balances include $8.0 million and $10.1 million as of December31, 2011 and 2010, respectively, related to certain German defined benefit obligations which are reported as "Other Liabilities" in the Consolidated Balance Sheets. Balances do not include $7.0 million and $6.8 million as of December31, 2011 and 2010, respectively, representing certain individually immaterial pension and postretirement medical benefit plans which are reported within "Pension and Related Liabilities" in the Consolidated Balance Sheets.

Schedule of net pension benefit costs and the weighted-average assumptions used

	U.S.Plans			Non-U.S.Plans
($inmillions)	2011	2010	2009	2011	2010	2009
Weighted-average assumptions used to determine net periodic benefit cost for years ended December31:
Discount rate	5.29%	5.89%	6.18%	4.92%	5.29%	6.02%
Expected return on plan assets (a)	7.99%	8.23%	8.28%	5.71%	5.49%	6.17%
Rate of compensation increase	N/A	N/A	N/A	3.06%	3.08%	3.13%
Components of net pension benefit costs:
Service cost	$0.2	$0.2	$0.2	$8.7	$7.5	$8.3
Interest cost	1.8	1.9	1.8	31.8	31.6	33.4
Expected return on assets	(2.0)	(1.9)	(1.6)	(14.8)	(12.9)	(13.7)
Net amortization of actuarial losses	0.7	0.5	0.7	-	0.9	0.1
Amortization of prior service cost	-	-	-	1.0	0.6	-
Other	-	-	-	-	0.4	1.2
Net periodic pension cost	0.7	0.7	1.1	26.7	28.1	29.3
Settlement/curtailment	-	-	-	-	-	(0.4)
Total pension cost	$0.7	$0.7	$1.1	$26.7	$28.1	$28.9

(a) The long-term rate of return on assets listed above is the average of expected returns developed for each plan weighted by each plan's assets, as of January1 of the year measured. Rates of return have been estimated based on various asset-appropriate price and yield indices, adjusted for projected inflation and long-term dividend growth.

Schedule of benefit payments, which reflect expected future service

($inmillions)	U.S.Plans	Non-U.S. Plans
2012	$1.5	$32.4
2013	1.6	33.6
2014	1.9	35.9
2015	2.0	37.2
2016	2.1	38.3
Years 2017 - 2021	12.1	195.2
Expected employer contributions to plan assets:
2012	$2.0	$5.4

Schedule of the weighted-average of the plan's targeted investment allocations as well as the actual weighted-average investment allocations

	U.S.Plans			Non-U.S.Plans
	Target	2011	2010	Target	2011	2010
Cash and cash equivalents	-%	1%	-%	3%	8%	9%
Equity securities	61	56	57	36	40	36
Fixed income	39	42	42	50	39	47
Insurance contracts, real estate and other	-	1	1	11	13	8

Schedule of fair value of plan assets

	FairValueMeasurements
	AsofDecember31,2011			AsofDecember31,2010
(inmillions)	Total	Level1	Level2	Total	Level1	Level2
Cash and cash equivalents	$19.7	$3.7	$16.0	$21.8	$2.6	$19.2
Equity securities:
Domestic large-cap growth (a)(b)	5.3	-	5.3	8.3	-	8.3
International large-cap growth (a)	4.6	0.3	4.3	5.7	0.3	5.4
Other equity funds	77.5	2.6	74.9	84.4	2.8	81.6
Fixed income securities:
Domestic government bonds (a)(b)	8.1	0.8	7.3	9.1	-	9.1
International government bonds (a)	8.6	-	8.6	5.2	-	5.2
Corporate bonds (a)	65.8	2.2	63.6	84.3	1.8	82.5
Plan sponsor	9.9	-	9.9	10.3	-	10.3
Other bond funds	17.7	3.9	13.8	11.8	3.8	8.0
Other investments:
Insurance contracts	17.1	-	17.1	13.3	-	13.3
Real estate investment funds	9.6	-	9.6	-	-	-
Other	3.2	0.1	3.1	5.6	0.1	5.5
Total	$247.1	$13.6	$233.5	$259.8	$11.4	$248.4

(a) Represents a direct investment or mutual pooled fund.

(b) "Domestic" refers to investments in the plan's home country. Most plan assets are located in Finland, the U.K., the U.S. or Germany.

Schedule of company contributions to multiemployer plans

	CompanyContributions($inmillions)
	YearendedDecember31,
PensionFund	2011	2010	2009
Pensionskasse Dynamit Nobel Versicherungsverein auf Gegenseitigkeit, Troisdorf ("DN Pensionskasse")	$7.7	$6.2	$5.9
Other Plans	0.5	0.3	0.2
Total	$8.2	$6.5	$6.1

EARNINGS PER SHARE: (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE:
Schedule of computation of basic and diluted earnings per common share

	YearendedDecember31,
($inmillions,exceptpershareamounts;sharesinthousands)	2011	2010	2009
EPS Numerator:
Amounts attributable to Rockwood Holdings,Inc.:
Income from continuing operations	$291.1	$220.0	$4.3
Income from discontinued operations	0.9	19.4	16.8
Gain on sale of discontinued operations, net of tax	119.3	-	-
Net income	$411.3	$239.4	$21.1

EPS Denominator:
Basic weighted average number of common shares outstanding	76,555	74,985	74,096
Effect of dilutive stock options and other incentives	3,310	3,108	755
Diluted weighted average number of common shares outstanding and common stock equivalents	79,865	78,093	74,851

Basic earnings per common share attributable to Rockwood Holdings,Inc.:
Earnings from continuing operations	$3.80	$2.93	$0.06
Earnings from discontinued operations, net of tax	1.57	0.26	0.22
Basic earnings per common share	$5.37	$3.19	$0.28

Diluted earnings per common share attributable to Rockwood Holdings,Inc.:
Earnings from continuing operations	$3.64	$2.82	$0.06
Earnings from discontinued operations, net of tax	1.51	0.25	0.22
Diluted earnings per common share	$5.15	$3.07	$0.28

RESTRUCTURING AND OTHER SEVERANCE COSTS: (Tables)	12 Months Ended
Dec. 31, 2011
RESTRUCTURING AND OTHER SEVERANCE COSTS:
Schedule of restructuring and other severance costs

	YearendedDecember31,
($inmillions)	2011	2010	2009
Severance/Relocation	$7.3	$2.3	$2.6
Facility/entity closure and other	3.8	1.3	3.9
Restructuring charge	11.1	3.6	6.5
Other severance costs	3.4	1.4	13.8
Total	$14.5	$5.0	$20.3

Schedule of selected information for outstanding liabilities from recent restructuring actions

		Facility
	Severance/	Closure
($inmillions)	Relocation	andOther	Total
Liability balance, December31, 2009	$4.2	$3.3	$7.5
Restructuring charge in 2010	2.3	1.3	3.6
Utilized	(2.8)	(2.2)	(5.0)
Foreign exchange and other	(1.0)	(0.3)	(1.3)
Liability balance, December31, 2010	$2.7	$2.1	$4.8
Restructuring charge in 2011 (a)	7.9	3.8	11.7
Utilized	(4.7)	(3.3)	(8.0)
Foreign exchange and other	(0.1)	(0.2)	(0.3)
Liability balance, December31, 2011	$5.8	$2.4	$8.2

(a) Includes $0.6 million of charges recorded in income from discontinued operations, net of tax.

Schedule of restructuring reserves by segment
	December31,
($inmillions)	2011	2010
Lithium	$1.0	$-
Surface Treatment	4.2	2.2
Performance Additives	0.8	0.2
Advanced Ceramics	0.2	0.5
Corporate and other	2.0	1.9
	$8.2	$4.8

ACCUMULATED OTHER COMPREHENSIVE INCOME: (Tables)	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME:
Schedule of changes in accumulated other comprehensive income (loss)

	Pension					Total
	related	Foreign	Intercompany	Net	Cashflow	accumulated
	adjustments,	currency	foreigncurrency	investmenthedge,	hedges,	othercomprehensive
($inmillions)	netoftax(a)	translation(b)	loans(b)	netoftax(c)	netoftax(d)	income(loss)
Balance at December 31, 2008	$(15.4)	$196.6	$166.8	$(144.2)	$0.2	$204.0
Period change	(24.4)	47.6	15.6	(37.9)	(0.4)	0.5
Balance at December 31, 2009	(39.8)	244.2	182.4	(182.1)	(0.2)	204.5
Period change	(3.7)	(15.9)	(54.2)	2.4	(0.4)	(71.8)
Balance at December 31, 2010	(43.5)	228.3	128.2	(179.7)	(0.6)	132.7
Period change	(39.2)	(49.2)	(24.7)	(9.9)	0.4	(122.6)
Balance at December 31, 2011	$(82.7)	$179.1	$103.5	$(189.6)	$(0.2)	$10.1

(a) The tax effect on the pension related adjustments is a benefit of $12.0 million, $1.0 million and $11.4 million for 2011, 2010 and 2009, respectively.

(b) The foreign currency translation and intercompany loan adjustments are not adjusted for income taxes in accordance with the indefinite reversal criteria.

(c) The tax effect on the net investment hedge is an expense of $0.4 million for 2010. There was no tax effect recorded in 2011 and 2009.

(d) The tax effect on the cash flow hedges is an (expense) benefit of $(0.1) million, $0.1 million and $0.1 million for 2011, 2010 and 2009, respectively.

COMMITMENTS AND CONTINGENCIES: (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES:
Schedule of the Company's present and former facilities with environmental contamination or reclamation obligations for which the Company has reserved
Country	Location	(a)	(b)	(c)	(d)	(e)
Brazil	Diadema			X
Chile	Salar de Atacama				X
China	Shenzhen			X
Finland	Kipsikorpi				X
	Pori				X
France	Sens	X
Germany	Duisburg	X			X
	Empelde	X				X
	Hainhausen	X
	Liebenau			X
	Schwarzheide				X
	Marktredwitz		X
	Plochingen		X
	Stadeln	X	X
	Troisdorf	X	X	X
Italy	Turin	X
The Netherlands	Oss	X
United Kingdom	Barrow-in Furness	X
	Birtley			X	X
	Kidsgrove			X
United States	Beltsville, MD	X
	East St. Louis,IL			X
	Easton, PA			X
	Harrisburg, NC	X		X
	Kings Mountain, NC				X
	Laurens, SC		X
	Middletown, NY	X		X		X
	Pineville, NC					X
	Silver Peak, NV	X			X
	Sunbright, VA	X				X
	Valdosta, GA	X

(a) The Company is currently operating groundwater monitoring and/or remediation systems at these locations.

(b) The Company is currently operating groundwater monitoring and/or remediation systems at these locations for which prior owners or insurers have assumed responsibility.

(c) The Company is currently conducting investigations into additional possible soil and/or groundwater contamination at these locations.

(d) The Company has land restoration obligations relating to landfill activities or surface mining at these locations.

(e) The Company is responsible for liabilities related to environmental matters at these closed facilities.

Schedule of changes in the Company's reclamation obligations

	YearendedDecember31,
($inmillions)	2011	2010
Liability balance, January1	$21.7	$24.1
Additions	4.6	2.6
Accretion	0.5	0.7
Utilization	(3.4)	(3.6)
Revisions to estimates	(0.1)	(0.8)
Foreign exchange	(0.1)	(1.3)
Liability balance, December31	$23.2	$21.7

GUARANTOR FINANCIAL STATEMENTS: (Tables)	12 Months Ended
Dec. 31, 2011
GUARANTOR FINANCIAL STATEMENTS:
Consolidating statement of operations

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$—	$—	$748.0	$3,122.4	$(201.1)	$3,669.3
Cost of products sold	—	—	—	—	546.7	2,034.4	(201.1)	2,380.0
Gross profit	—	—	—	—	201.3	1,088.0	—	1,289.3
Selling, general and administrative expenses	—	—	—	0.7	172.8	532.4	—	705.9
Restructuring and other severance costs	—	—	—	—	4.3	10.2	—	14.5
Asset write-downs and other	—	—	—	—	0.9	0.7	—	1.6
Operating (loss) income	—	—	—	(0.7)	23.3	544.7	—	567.3
Other income (expenses), net:
Intergroup interest, net	—	—	—	86.1	(17.3)	(68.8)	—	—
Interest expense, net	—	—	—	(77.9)	(1.1)	(17.1)	—	(96.1)
Loss on early extinguishment/modification of debt	—	—	—	(1.3)	(4.9)	(10.4)	—	(16.6)
Intergroup other, net	—	—	—	113.1	(81.0)	(32.1)	—	—
Foreign exchange gain (loss) on financing activities, net	—	—	—	6.1	(0.1)	(4.7)	—	1.3
Other, net	—	—	—	—	—	0.2	—	0.2
Other income (expenses), net	—	—	—	126.1	(104.4)	(132.9)	—	(111.2)
Income (loss) from continuing operations before taxes	—	—	—	125.4	(81.1)	411.8	—	456.1
Income tax provision (benefit)	0.3		(0.3)	1.4	1.5	121.5	—	124.4
(Loss) income from continuing operations	(0.3)	—	0.3	124.0	(82.6)	290.3	—	331.7
Income from discontinued operations, net of tax	—	—	—	0.7	—	0.2	—	0.9
Gain (loss) on sale of discontinued operations, net of tax	—	—	—	45.8	129.5	(56.0)	—	119.3
Equity in undistributed earnings of subsidiaries	411.6	411.6	411.3	240.8	33.1	—	(1,508.4)	—
Net income	411.3	411.6	411.6	411.3	80.0	234.5	(1,508.4)	451.9
Net income attributable to the noncontrolling interest	—	—	—	—	—	(40.6)	—	(40.6)
Net income attributable to Rockwood Holdings, Inc.	$411.3	$411.6	$411.6	$411.3	$80.0	$193.9	$(1,508.4)	$411.3

OCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$—	$—	$679.5	$2,689.7	$(177.6)	$3,191.6
Cost of products sold	—			—	505.3	1,822.1	(177.6)	2,149.8
Gross profit	—	—	—	—	174.2	867.6	—	1,041.8
Selling, general and administrative expenses	—	—	—	0.2	168.4	499.0	—	667.6
Restructuring and other severance costs	—	—	—	—	2.0	3.0	—	5.0
Asset write-downs and other	—	—	—	—	2.2	9.3	—	11.5
Operating (loss) income	—	—	—	(0.2)	1.6	356.3	—	357.7
Other income (expenses), net:
Intergroup interest, net	—	—	—	144.1	(39.6)	(104.5)	—	—
Interest expense, net	—	—	—	(126.6)	(2.3)	(22.2)	—	(151.1)
Loss on early extinguishment/modification of debt	—	—	—	(0.1)	(0.6)	(0.9)	—	(1.6)
Intergroup other, net	—	—	—	0.2	22.9	(23.1)	—	—
Foreign exchange gain (loss) on financing activities, net	—	—	—	3.7	(0.7)	(4.0)	—	(1.0)
Other, net	—	—	—	0.6	(0.6)	0.5	—	0.5
Other income (expenses), net	—	—	—	21.9	(20.9)	(154.2)	—	(153.2)
Income (loss) from continuing operations before taxes	—	—	—	21.7	(19.3)	202.1	—	204.5
Income tax (benefit) provision	—	—	—	(62.5)	(8.5)	46.4	—	(24.6)
Income (loss) from continuing operations	—	—	—	84.2	(10.8)	155.7	—	229.1
(Loss) income from discontinued operations, net of tax	—	—	—	(9.0)	—	28.4	—	19.4
Equity in undistributed earnings of subsidiaries	239.4	239.4	239.4	164.2	68.1	—	(950.5)	—
Net income	239.4	239.4	239.4	239.4	57.3	184.1	(950.5)	248.5
Net income attributable to the noncontrolling interest	—			—	—	(9.1)	—	(9.1)
Net income attributable to Rockwood Holdings, Inc.	$239.4	$239.4	$239.4	$239.4	$57.3	$175.0	$(950.5)	$239.4

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2009

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$—	$—	$594.2	$2,337.2	$(162.3)	$2,769.1
Cost of products sold	—	—	—	—	472.1	1,641.2	(162.3)	1,951.0
Gross profit	—	—	—	—	122.1	696.0	—	818.1
Selling, general and administrative expenses	—	—	—	0.1	127.4	469.4	—	596.9
Restructuring and other severance costs	—	—	—	—	4.1	16.2	—	20.3
Asset write-downs and other					(0.3)	2.9		2.6
Operating (loss) income	—	—	—	(0.1)	(9.1)	207.5	—	198.3
Other income (expenses), net:
Intergroup interest, net	—	—	—	123.6	(45.9)	(77.7)	—	—
Interest expense, net	—	—	—	(138.4)	(1.9)	(37.8)	—	(178.1)
Gain (loss) on early extinguishment/modification of debt	—	—	—	5.2	(6.1)	(25.7)	—	(26.6)
Intergroup other, net	—	—	—	250.9	(239.6)	(11.3)	—	—
Foreign exchange (loss) gain on financing activities, net	—	—	—	(2.6)	(0.3)	18.9	—	16.0
Other, net	—	—	—	(0.5)	0.6	0.5	—	0.6
Other income (expenses), net	—	—	—	238.2	(293.2)	(133.1)	—	(188.1)
Income (loss) from continuing operations before taxes	—	—	—	238.1	(302.3)	74.4	—	10.2
Income tax provision (benefit)	—	—	—	21.7	(16.1)	4.1	—	9.7
Income (loss) from continuing operations	—	—	—	216.4	(286.2)	70.3	—	0.5
Income from discontinued operations, net of tax	—	—	—	1.0	0.2	15.6	—	16.8
Equity in undistributed earnings of subsidiaries	21.1	21.1	21.1	(196.3)	67.6	—	65.4	—
Net income (loss)	21.1	21.1	21.1	21.1	(218.4)	85.9	65.4	17.3
Net loss attributable to the noncontrolling interest	—	—	—	—	—	3.8	—	3.8
Net income (loss) attributable to Rockwood Holdings, Inc.	$21.1	$21.1	$21.1	$21.1	$(218.4)	$89.7	$65.4	$21.1

Condensed Comprehensive Income Statement

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2011

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$411.3	$411.6	$411.6	$411.3	$80.0	$234.5	$(1,508.4)	$451.9

Other comprehensive loss	(122.6)	(122.6)	(122.6)	(122.6)	(8.7)	11.3	353.0	(134.8)

Comprehensive income	288.7	289.0	289.0	288.7	71.3	245.8	(1,155.4)	317.1
Comprehensive income attributable to noncontrolling interest	—	—	—	—	—	(28.4)	—	(28.4)
Comprehensive income attributable to Rockwood Holdings, Inc.	$288.7	$289.0	$289.0	$288.7	$71.3	$217.4	$(1,155.4)	$288.7

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2010

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$239.4	$239.4	$239.4	$239.4	$57.3	$184.1	$(950.5)	$248.5

Other comprehensive loss	(71.8)	(71.8)	(71.8)	(71.8)	(0.4)	(24.4)	230.5	(81.5)

Comprehensive income	167.6	167.6	167.6	167.6	56.9	159.7	(720.0)	167.0
Comprehensive loss attributable to noncontrolling interest	—	—	—	—	—	0.6	—	0.6
Comprehensive income attributable to Rockwood Holdings, Inc.	$167.6	$167.6	$167.6	$167.6	$56.9	$160.3	$(720.0)	$167.6

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2009

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$21.1	$21.1	$21.1	$21.1	$(218.4)	$85.9	$65.4	$17.3

Other comprehensive income (loss)	0.5	0.5	0.5	0.5	21.4	(88.1)	60.1	(4.6)

Comprehensive income (loss)	21.6	21.6	21.6	21.6	(197.0)	(2.2)	125.5	12.7
Comprehensive loss attributable to noncontrolling interest	—	—	—	—	—	8.9	—	8.9
Comprehensive income (loss) attributable to Rockwood Holdings, Inc.	$21.6	$21.6	$21.6	$21.6	$(197.0)	$6.7	$125.5	$21.6

Consolidating balance sheet

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

(Dollars in millions)

	Parent
(Dollars in millions)	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations/ Reclassifications	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$42.7	$—	$—	$—	$234.5	$298.1	$(253.8)	$321.5
Accounts receivable, net	—	—	—	—	81.5	372.6	—	454.1
Inventories	—	—	—	—	134.6	539.7	—	674.3
Deferred income taxes	—	—	—	—	4.0	9.1	(2.9)	10.2
Prepaid expenses and other current assets	—	—	—	—	4.5	70.6	—	75.1
Total current assets	42.7	—	—	—	459.1	1,290.1	(256.7)	1,535.2
Property, plant and equipment, net	—	—	—	—	258.1	1,360.4	—	1,618.5
Investment in subsidiary	1,286.5	1,286.5	1,288.3	1,024.5	388.6	—	(5,274.4)	—
Goodwill	—	—	—	—	17.1	832.5	—	849.6
Intergroup receivable	45.0	—	—	1,684.8	163.9	159.1	(2,052.8)	—
Other intangible assets, net	—	—	—	—	66.4	443.3	—	509.7
Deferred financing costs, net	—	—	—	1.0	3.3	10.0	—	14.3
Deferred income taxes	—	—	—	—	8.7	19.3	(8.7)	19.3
Other assets	—	—	—	—	0.9	40.1	—	41.0
Total assets	$1,374.2	$1,286.5	$1,288.3	$2,710.3	$1,366.1	$4,154.8	$(7,592.6)	$4,587.6
LIABILITIES
Current liabilities:
Accounts payable	$—	$—	$—	$—	$57.3	$191.8	$—	$249.1
Income taxes payable	—	—	—	—	0.1	45.7	—	45.8
Accrued compensation	—	—	—	—	40.6	120.8	—	161.4
Accrued expenses and other current liabilities	—	—	—	10.4	26.6	92.6	—	129.6
Deferred income taxes	—	—	—	2.9	—	3.8	(2.9)	3.8
Long-term debt, current portion	—	—	—	195.7	—	54.8	—	250.5
Total current liabilities	—	—	—	209.0	124.6	509.5	(2.9)	840.2
Long-term debt	—	—	—	1,174.2	—	263.0	—	1,437.2
Pension and related liabilities	—	—	—	—	20.9	429.8	—	450.7
Intergroup payable	—	—	—	15.6	1,024.4	1,266.6	(2,306.6)	—
Deferred income taxes	—	—	—	13.6	—	81.6	(8.7)	86.5
Other liabilities	—	—	1.8	9.6	24.4	64.8	—	100.6
Total liabilities	—	—	1.8	1,422.0	1,194.3	2,615.3	(2,318.2)	2,915.2
Restricted stock units	14.0	—	—	—	—	—	—	14.0
EQUITY
Rockwood Holdings, Inc. stockholders’ equity:
Common stock	0.8	—	—	—	190.6	164.7	(355.3)	0.8
Paid-in capital	1,222.2	1,146.5	1,060.1	1,044.0	501.5	552.3	(4,304.4)	1,222.2
Accumulated other comprehensive income	10.1	10.7	11.3	13.1	3.9	121.2	(160.2)	10.1
Retained earnings (deficit)	128.5	129.3	215.1	231.2	(524.2)	403.1	(454.5)	128.5
Treasury Stock, at cost	(1.4)	—	—	—	—	—	—	(1.4)
Total Rockwood Holdings, Inc. stockholders’ equity	1,360.2	1,286.5	1,286.5	1,288.3	171.8	1,241.3	(5,274.4)	1,360.2
Noncontrolling interest	—	—	—	—	—	298.2	—	298.2
Total equity	1,360.2	1,286.5	1,286.5	1,288.3	171.8	1,539.5	(5,274.4)	1,658.4
Total liabilities and equity	$1,374.2	$1,286.5	$1,288.3	$2,710.3	$1,366.1	$4,154.8	$(7,592.6)	$4,587.6

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2010

(Dollars in millions)

	Parent
	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations/ Reclassifications	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$32.6	$—	$—	$1.5	$239.4	$267.9	$(217.3)	$324.1
Accounts receivable, net	—	—	—	—	72.2	364.6	—	436.8
Inventories	—	—	—	—	106.3	435.5	—	541.8
Deferred income taxes	—	—	—	68.5	5.7	8.5	(0.1)	82.6
Prepaid expenses and other current assets	—	—	—	3.2	14.4	61.6	—	79.2
Assets of discontinued operations	—	—	—	—	3.0	151.1	—	154.1
Total current assets	32.6	—	—	73.2	441.0	1,289.2	(217.4)	1,618.6
Property, plant and equipment, net	—	—	—	—	228.6	1,338.3	—	1,566.9
Investment in subsidiary	997.6	997.6	999.6	876.3	258.1	—	(4,129.2)	—
Goodwill	—	—	—	—	17.9	859.2	—	877.1
Intergroup receivable	31.5	—	—	1,882.9	165.6	116.2	(2,196.2)	—
Other intangible assets, net	—	—	—	—	79.7	507.9	—	587.6
Deferred financing costs, net	—	—	—	1.5	3.4	12.3	—	17.2
Deferred income taxes	0.3	—	—	6.8	3.5	12.3	(4.5)	18.4
Other assets	—	—	—	—	1.0	37.5	—	38.5
Total assets	$1,062.0	$997.6	$999.6	$2,840.7	$1,198.8	$4,172.9	$(6,547.3)	$4,724.3
LIABILITIES
Current liabilities:
Accounts payable	$—	$—	$—	$—	$35.0	$214.6	$—	$249.6
Income taxes payable	—	—	—	—	—	20.2	—	20.2
Accrued compensation	—	—	—	—	55.8	109.4	—	165.2
Accrued expenses and other current liabilities	—	—	—	37.9	19.0	108.0	—	164.9
Deferred income taxes	—	—	0.1	—	—	2.6	(0.1)	2.6
Long-term debt, current portion	—	—	—	375.1	—	90.6	—	465.7
Liabilities of discontinued operations	—	—	—	—	—	27.6	—	27.6
Total current liabilities	—	—	0.1	413.0	109.8	573.0	(0.1)	1,095.8
Long-term debt	—	—	—	1,380.4	—	314.9	—	1,695.3
Pension and related liabilities	—	—	—	—	13.6	386.0	—	399.6
Intergroup payable	—	—	—	23.6	964.0	1,425.9	(2,413.5)	—
Deferred income taxes	—	—	0.1	13.5	—	68.8	(4.5)	77.9
Other liabilities	—	—	1.8	10.6	19.7	72.2	—	104.3
Total liabilities	—	—	2.0	1,841.1	1,107.1	2,840.8	(2,418.1)	3,372.9
Restricted stock units	10.1	—	—	—	—	—	—	10.1
EQUITY
Rockwood Holdings, Inc. stockholders’ equity:
Common stock	0.8	—	—	—	190.6	164.7	(355.3)	0.8
Paid-in capital	1,202.6	1,146.6	1,060.2	1,044.0	492.7	571.1	(4,314.6)	1,202.6
Accumulated other comprehensive income	132.7	133.3	133.9	135.7	12.6	97.7	(513.2)	132.7
Retained (deficit) earnings	(282.8)	(282.3)	(196.5)	(180.1)	(604.2)	209.2	1,053.9	(282.8)
Treasury stock, at cost	(1.4)	—	—	—	—	—	—	(1.4)
Total Rockwood Holdings, Inc. stockholders’ equity	1,051.9	997.6	997.6	999.6	91.7	1,042.7	(4,129.2)	1,051.9
Noncontrolling interest	—	—	—	—	—	289.4	—	289.4
Total equity	1,051.9	997.6	997.6	999.6	91.7	1,332.1	(4,129.2)	1,341.3
Total liabilities and equity	$1,062.0	$997.6	$999.6	$2,840.7	$1,198.8	$4,172.9	$(6,547.3)	$4,724.3

Consolidating statement cashflows

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

(Dollars in millions)

	Parent
(Dollars in millions)	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$411.3	$411.6	$411.6	$411.3	$80.0	$234.5	$(1,508.4)	$451.9
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed earnings of subsidiaries	(411.6)	(411.6)	(411.3)	(240.8)	(33.1)	—	1,508.4	—
Income from discontinued operations, net of tax	—	—	—	(0.7)	—	(0.2)	—	(0.9)
(Gain) loss on sale of discontinued operations, net of tax	—	—	—	(45.8)	(129.5)	56.0	—	(119.3)
Depreciation and amortization	—	—	—	—	47.1	220.1	—	267.2
Deferred financing costs amortization	—	—	—	0.2	0.7	3.9	—	4.8
Loss on early extinguishment/modification of debt	—	—	—	1.3	4.9	10.4	—	16.6
Foreign exchange (gain) loss on financing activities, net	—	—	—	(6.1)	0.1	4.7	—	(1.3)
Fair value adjustment of derivatives	—	—	—	(2.1)	—	1.6	—	(0.5)
Bad debt provision	—	—	—	—	(0.5)	0.3	—	(0.2)
Stock-based compensation	—	—	—	—	8.4	4.2	—	12.6
Deferred income taxes	0.3	—	(0.3)	1.6	0.7	24.0	—	26.3
Asset write-downs and other	—	—	—	—	0.9	0.7	—	1.6
Excess tax benefits from stock-based payment arrangements	—	—	—	—	—	(4.0)	—	(4.0)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	—	—	—	—	(8.8)	(21.0)	—	(29.8)
Inventories	—	—	—	—	(28.3)	(122.5)	—	(150.8)
Prepaid expenses and other assets	—	—	—	—	9.7	(26.6)	—	(16.9)
Accounts payable	—	—	—	—	14.3	(17.1)	—	(2.8)
Income taxes payable	—	—	—	3.0	(1.0)	34.4	—	36.4
Accrued expenses and other liabilities	—	—	—	(24.2)	(9.2)	(6.7)	—	(40.1)
Intercompany operating activities, net	(4.5)	—	—	(18.3)	10.6	48.7	(36.5)	—
Net cash (used in) provided by operating activities of continuing operations	(4.5)	—	—	79.4	(33.0)	445.4	(36.5)	450.8
Net cash (used in) provided by operating activities of discontinued operations	—	—	—	—	—	(1.8)	—	(1.8)
Net cash (used in) provided by operating activities	(4.5)	—	—	79.4	(33.0)	443.6	(36.5)	449.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures (a)	—	—	—	—	(54.3)	(225.4)	—	(279.7)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	—	—	—	—	—	(0.8)	—	(0.8)
Proceeds on sale of assets	—	—	—	—	—	1.1	—	1.1
Net cash used in investing activities of continuing operations	—	—	—	—	(54.3)	(225.1)	—	(279.4)
Net cash provided by investing activities of discontinued operations, representing net sale proceeds	—	––	––	65.1	220.4	15.1	—	300.6
Net cash provided by (used in) investing activities	—	—	—	65.1	166.1	(210.0)	—	21.2
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	14.6	—	—	—	—	—	—	14.6
Excess tax benefits from stock-based payment arrangements	—	—	—	—	—	4.0	––	4.0
Prepayment of senior secured debt	—	—	—	(375.4)	—	(33.5)	––	(408.9)
Repayment of senior secured debt	—	—	—	(5.0)	—	(40.4)	––	(45.4)
Payments on other long-term debt	—	—	—	—	—	(3.8)	––	(3.8)
Loan repayments to noncontrolling shareholders	—	—	—	—	—	(5.0)	––	(5.0)
Deferred financing costs	—	—	—	(5.3)	—	—	––	(5.3)
Fees related to early extinguishment/modification of debt	—	—	—	(13.4)	—	—	––	(13.4)
Distributions to noncontrolling shareholders	—	—	—	—	—	(19.4)	––	(19.4)
Intercompany financing related activity	—	—	—	254.8	(137.7)	(117.1)	––	—
Net cash provided by (used in) financing activities	14.6	—	—	(144.3)	(137.7)	(215.2)	—	(482.6)
Effect of exchange rate changes on cash and cash equivalents	—			(1.7)	(0.3)	(4.8)		(6.8)
Net increase (decrease) in cash and cash equivalents	10.1	—	—	(1.5)	(4.9)	13.6	(36.5)	(19.2)
Less net decrease in cash and cash equivalents from discontinued operations	—	—	—	—	—	(16.6)	––	(16.6)
Increase (decrease) in cash and cash equivalents from continuing operations	10.1	—	—	(1.5)	(4.9)	30.2	(36.5)	(2.6)
Cash and cash equivalents of continuing operations, beginning of period	32.6	––	––	1.5	239.4	267.9	(217.3)	324.1
Cash and cash equivalents of continuing operations, end of period	$42.7	$—	$—	$—	$234.5	$298.1	$(253.8)	$321.5

(a) Net of government grants of $16.0 million.

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

(Dollars in millions)

	Parent
	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$239.4	$239.4	$239.4	$239.4	$57.3	$184.1	$(950.5)	$248.5
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(239.4)	(239.4)	(239.4)	(164.2)	(68.1)	––	950.5	—
Loss (income) from discontinued operations, net of tax	—	—	—	9.0	—	(28.4)	—	(19.4)
Depreciation and amortization	—	—	—	—	48.2	207.7	—	255.9
Deferred financing costs amortization	—	—	—	0.3	1.3	4.3	—	5.9
Loss on early extinguishment/modification of debt	—	—	—	0.1	0.7	0.8	—	1.6
Foreign exchange (gain) loss on financing activities, net	—	—	—	(3.7)	0.7	4.0	—	1.0
Fair value adjustment of derivatives	—	—	—	(7.1)	—	(6.3)	—	(13.4)
Bad debt provision	—	—	—	—	(0.9)	(0.3)	—	(1.2)
Stock-based compensation	—	—	—	—	8.9	5.0	—	13.9
Deferred income taxes	—	—	—	(68.8)	3.0	4.9	—	(60.9)
Asset write-downs and other	—	—	—	—	2.4	10.0	—	12.4
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	—	—	—	—	(11.1)	(19.0)	—	(30.1)
Inventories	—	—	—	—	(4.3)	(53.8)	—	(58.1)
Prepaid expenses and other assets	—	—	—	(1.2)	9.2	(24.5)	—	(16.5)
Accounts payable	—	—	—	—	3.4	26.1	—	29.5
Income taxes payable	—	—	—	7.3	(10.0)	0.9	—	(1.8)
Accrued expenses and other liabilities	6.3	—	—	2.7	40.7	61.0	—	110.7
Intercompany operating activities, net	—	—	—	(34.9)	(22.2)	20.4	36.7	—
Net cash provided by (used in) by operating activities of continuing operations	6.3	—	—	(21.1)	59.2	396.9	36.7	478.0
Net cash provided by operating activities of discontinued operations	—	—	—	—	—	4.4	—	4.4
Net cash provided by (used in) operating activities	6.3	—	—	(21.1)	59.2	401.3	36.7	482.4
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures (a)	—	—	—	—	(20.3)	(160.0)	—	(180.3)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	—	—	—	—	—	(3.8)	—	(3.8)
Proceeds on sale of assets	—	—	—	—	0.9	3.2	—	4.1
Net cash used in investing activities of continuing operations	—	—	—	—	(19.4)	(160.6)	—	(180.0)
Net cash used in investing activities of discontinued operations	—	—	—	—	—	(1.3)	—	(1.3)
Net cash used in investing activities	—	—	—	—	(19.4)	(161.9)	—	(181.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	26.3	—	—	—	—	—	—	26.3
Repayment of Titanium Dioxide Pigments revolving credit facility	—	—	—	—	—	(14.3)	—	(14.3)
Prepayment of senior secured debt	—	—	—	(200.2)	—	—	—	(200.2)
Repayment of senior secured debt	—	—	—	(8.3)	—	(35.2)	—	(43.5)
Proceeds from other borrowings	—	—	—	—	—	19.3	—	19.3
Payments on other long-term debt	—	—	—	—	—	(46.8)	—	(46.8)
Deferred financing costs	—	—	—	(0.3)	—	—	—	(0.3)
Intercompany financing related activity	—	—	—	209.8	(75.1)	(134.7)	—	—
Net cash provided by (used in) financing activities	26.3	—	—	1.0	(75.1)	(211.7)	—	(259.5)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	1.8	(0.8)	(2.4)	—	(1.4)
Net (decrease) increase in cash and cash equivalents	32.6	—	—	(18.3)	(36.1)	25.3	36.7	40.2
Less net increase in cash and cash equivalents from discontinued operations	—	—	—	—	—	2.3	—	2.3
Increase (decrease) in cash and cash equivalents from continuing operations	32.6	—	—	(18.3)	(36.1)	23.0	36.7	37.9
Cash and cash equivalents of continuing operations, beginning of period	—	—	—	19.8	275.5	244.9	(254.0)	286.2
Cash and cash equivalents of continuing operations, end of period	$32.6	$—	$—	$1.5	$239.4	$267.9	$(217.3)	$324.1

(a) Net of government grants of $3.2 million.

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2009

(Dollars in millions)

	Parent
	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$21.1	$21.1	$21.1	$21.1	$(218.4)	$85.9	$65.4	$17.3
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in undistributed earnings of subsidiaries	(21.1)	(21.1)	(21.1)	196.3	(67.6)	––	(65.4)	—
Income from discontinued operations, net of tax	—	—	—	(1.0)	(0.2)	(15.6)	—	(16.8)
Depreciation and amortization	—	—	—	—	50.5	223.7	—	274.2
Deferred financing costs amortization	—	—	—	0.3	1.2	6.4	—	7.9
(Gain) loss on early extinguishment/modification of debt	—	—	—	(5.2)	6.9	24.9	—	26.6
Foreign exchange loss (gain) on financing activities, net	—	—	—	2.6	0.3	(18.9)	—	(16.0)
Fair value adjustment of derivatives	—	—	—	(5.6)	—	1.7	—	(3.9)
Bad debt provision	—	—	—	—	(0.2)	1.4	—	1.2
Stock-based compensation	—	—	—	—	3.5	1.2	—	4.7
Deferred income taxes	—	—	—	(3.6)	3.9	(20.4)	—	(20.1)
Asset write-downs and other	—	—	—	—	—	3.0	—	3.0
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	—	—	—	—	16.3	8.2	—	24.5
Inventories	—	—	—	—	44.9	82.1	—	127.0
Prepaid expenses and other assets	—	—	—	0.6	(3.6)	2.0	—	(1.0)
Accounts payable	—	—	—	—	(8.6)	(12.8)	—	(21.4)
Income taxes payable	—	—	—	25.6	(23.0)	5.1	—	7.7
Accrued expenses and other liabilities	(1.0)	—	—	(43.8)	21.2	(27.7)	—	(51.3)
Intercompany operating activities, net	—	—	—	66.0	(42.0)	(10.1)	(13.9)	—
Net cash (used in) provided by operating activities of continuing operations	(1.0)	—	—	253.3	(214.9)	340.1	(13.9)	363.6
Net cash provided by operating activities of discontinued operations	—	—	—	—	—	6.0	—	6.0
Net cash (used in) provided by operating activities	(1.0)	—	—	253.3	(214.9)	346.1	(13.9)	369.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	—	—	—	(25.1)	(126.4)	—	(151.5)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	—	—	—	—	—	(6.4)	—	(6.4)
Cross currency swap settlement	—	—	—	(32.9)	—	—	—	(32.9)
Contractual advance to Titanium Dioxide Pigments noncontrolling shareholder	—	—	—	—	—	(16.0)	—	(16.0)
Proceeds on sale of assets	—	—	—	—	2.7	5.5	—	8.2
Intercompany investing related activity	—	—	—	484.6	95.4	(580.0)	—	—
Net cash provided by (used in) investing activities of continuing operations	—	—	—	451.7	73.0	(723.3)	—	(198.6)
Net cash used in investing activities of discontinued operations	—	—	—	(2.6)	(0.5)	(2.6)	—	(5.7)
Net cash provided by (used in) investing activities	—	—	—	449.1	72.5	(725.9)	—	(204.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	1.0	—	—	—	—	—	—	1.0
Prepayment of 2014 Notes	—	—	—	(146.8)	—	—	—	(146.8)
Proceeds from Titanium Dioxide Pigments revolving credit facility	—	—	—	—	—	14.1	—	14.1
Prepayment of senior secured debt	—	—	—	(40.8)	—	(61.5)	—	(102.3)
Repayment of senior secured debt	—	—	—	(19.7)	—	(36.8)	—	(56.5)
Payments on other long-term debt	—	—	—	—	—	(5.5)	—	(5.5)
Deferred financing costs	—	—	—	(14.9)	—	—	—	(14.9)
Fees related to early extinguishment/modification of debt	—	—	—	(12.0)	—	—	—	(12.0)
Loan from Viance noncontrolling shareholder	—	—	—	—	—	2.0	—	2.0
Intercompany financing related activity	—	—	—	(721.0)	183.1	537.9	—	—
Net cash provided by (used in) financing activities	1.0	—	—	(955.2)	183.1	450.2	—	(320.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.1)	(0.3)	(12.2)	—	(12.6)
Net (decrease) increase in cash and cash equivalents	—	—	—	(252.9)	40.4	58.2	(13.9)	(168.2)
Less net increase in cash and cash equivalents from discontinued operations	—	—	—	—	—	3.4	—	3.4
(Decrease) increase in cash and cash equivalents from continuing operations	—	—	—	(252.9)	40.4	54.8	(13.9)	(171.6)
Cash and cash equivalents of continuing operations, beginning of period	—	—	—	272.7	235.1	190.1	(240.1)	457.8
Cash and cash equivalents of continuing operations, end of period	$—	$—	$—	$19.8	$275.5	$244.9	$(254.0)	$286.2

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2012 segment	Dec. 31, 2011 USD ($) M	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Allowance for doubtful account USD ($)	Dec. 31, 2010 Allowance for doubtful account USD ($)	Dec. 31, 2009 Allowance for doubtful account USD ($)
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES:
Threshold ownership percentage for noncontrolling interest (as a percent)		100.00%
Number of reportable segments after reorganzation of Specialty Chemical segment	2
Exchange rate of 1 Euro		1.2961
Major Customers and Concentration of Credit
Maximum percentage of net sales contributed by any single customer (as a percent)		2.00%
Allowance for doubtful account activity
Balance at the beginning of the period						$ 9.4	$ 12.3	$ 9.6
Additions, net of recoveries						(0.2)	0.1	2.9
Write-offs						(0.9)	(2.2)	(1.7)
Other						(0.4)	(0.8)	1.5
Balance at the end of the period						7.9	9.4	12.3
Revenue Recognition
Revenue under service agreements as percentage of consolidated net sales, maximum (as a percent)		1.00%	1.00%	1.00%
Liabilities for product warranties as percentage of consolidated net sales, maximum (as a percent)		1.00%	1.00%
Foreign Currency Translation
Intercompany loans		753			581
Advertising
Advertising costs as a percentage of consolidated net sales, maximum		1.00%	1.00%	1.00%
Research and development
Research and development expenses		$ 59.1	$ 49.3	$ 43.9
Cash and Cash Equivalents
Maximum original maturity period of highly liquid debt instruments and money market funds to be considered as cash equivalents (in months)		3

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization
Cost of products sold	$ 174	$ 166.7	$ 178.8
Selling, general and administrative expenses	93.2	89.2	95.4
Total depreciation and amortization	$ 267.2	$ 255.9	$ 274.2
Buildings and improvements, including land improvements
Property, plant and equipment
Estimated useful lives, low end of range (in years)	20
Estimated useful lives, high end of range (in years)	30
Machinery and equipment
Property, plant and equipment
Estimated useful lives, low end of range (in years)	7
Estimated useful lives, high end of range (in years)	12
Furniture and fixtures
Property, plant and equipment
Estimated useful lives, low end of range (in years)	3
Estimated useful lives, high end of range (in years)	5
Mining rights
Property, plant and equipment
Estimated useful lives, low end of range (in years)	14
Estimated useful lives, high end of range (in years)	50

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Details 3)	12 Months Ended
Dec. 31, 2011 count
Impairment Accounting
Number of reporting units within reportable segments identified for goodwill impairment analysis	8
Patents and other intellectual property
Other intangible assets, net
Estimated remaining useful lives, minimum (in years)	4
Estimated remaining useful lives, maximum (in years)	20
Trade names and trademarks
Other intangible assets, net
Estimated remaining useful lives, minimum (in years)	18
Estimated remaining useful lives, maximum (in years)	25
Customer relationships
Other intangible assets, net
Estimated remaining useful lives, minimum (in years)	7
Estimated remaining useful lives, maximum (in years)	15
Supply agreements
Other intangible assets, net
Estimated remaining useful lives, minimum (in years)	10
Estimated remaining useful lives, maximum (in years)	15

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 statement Y	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2009
Related party transactions
Payment of fees related to senior secured loans	$ 5.3	$ 0.3	$ 14.9
Income taxes
Threshold percentage of likelihood of a tax position being sustained for recognition of uncertain tax position (as a percent)	50.00%
Period for which an average steady-state normalized taxable income amount is considered for determining valuation allowance on deferred tax assets (in years)	3
Share-based Compensation
Shares authorized under stock incentive plan (in shares)				11,000,000
Recent accounting pronouncements
Number of separate but consecutive statements for presentation of comprehensive income	2
KKR
Related party transactions
Payment of fees related to senior secured loans	2
Kemira | Titanium Dioxide Pigments venture
Related party transactions
Purchases from related party	40	36.8	31.2
Amount due to related party	5.6	4.1
Contractual advance			16
Minimum annual payments under the energy agreement	15.6
Note receivable from related party	27.8
Carrying value of note receivable from related party	5.8
Effective rate at which interest is imputed (as a percent)	8.96%
Fair value of note receivable from related party	9.7
Sales to related party	3.4	2.1	2.8
Amount due from related party	0.6	0.4
Companies owned by Kemira | Titanium Dioxide Pigments venture
Related party transactions
Sales to related party		2.2	11.1
Amount due from related party		0.1
Dow | Viance
Related party transactions
Purchases from related party	1.3	4.1	5
Amount due to related party	0.1	2.3
Sales to related party	$ 0.4	$ 0.4	$ 0.3

DISCONTINUED OPERATIONS: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued operations
Net gain on sale of business	$ 119.3
Net income	0.9	19.4	16.8
Electronics business
Discontinued operations
Net income	0.7
Plastic compounding business
Discontinued operations
Net gain on sale of business	119.3
Taxes on gain on sale of business	78.2
Net operating losses	76.5
Net sales		231.3	193.8
Cost of products sold		187.2	156.7
Gross profit		44.1	37.1
Selling, general and administrative expenses		16.7	15.6
Income before taxes		27.4	21.5
Income tax provision		8.8	7.5
Net income		18.6	14
ASSETS
Cash and Cash Equivalents		16.6
Accounts receivable, net		32.9
Inventories		18
Property, plant and equipment, net		63
Other intangible assets, net		16.2
Other assets		7.4
Total assets		154.1
LIABILITIES
Accounts payable and other current liabilities		27.6
Groupe Novasep business
Discontinued operations
Net income		$ 0.8	$ 2.8

SEGMENT INFORMATION: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
SEGMENT INFORMATION:
Number of reportable segments	5
Segment information
Net sales	$ 3,669.3	$ 3,191.6	$ 2,769.1
Total Adjusted EBITDA	862.8	634.4	509.9
Capital expenditures	279.7	180.3	151.5
Identifiable assets	4,587.6	4,724.3
Government grants netted against capital expenditures	16	3.2
Continuing operations
Segment information
Identifiable assets	4,587.6	4,570.2	4,641.4
Lithium
Segment information
Net sales	456.5	397.1	357.3
Total Adjusted EBITDA	170.2	144.4	141.2
Capital expenditures	76.2	29.7	24.1
Lithium | Continuing operations
Segment information
Identifiable assets	1,189.5	1,091.6	1,051.6
Surface Treatment
Segment information
Net sales	743.2	662	564
Total Adjusted EBITDA	151	124.1	85.7
Capital expenditures	23.6	15	21
Surface Treatment | Continuing operations
Segment information
Identifiable assets	947.5	926.6	962.7
Performance Additives
Segment information
Net sales	784.4	726.7	671.5
Total Adjusted EBITDA	144	123.8	95.1
Capital expenditures	44.9	27.8	26.2
Performance Additives | Continuing operations
Segment information
Identifiable assets	745.7	759.4	773.1
Titanium Dioxide Pigments
Segment information
Net sales	930.4	759.2	666.3
Total Adjusted EBITDA	257.6	129.5	97.3
Capital expenditures	75.3	60.4	40.6
Titanium Dioxide Pigments | Continuing operations
Segment information
Identifiable assets	929.6	897.4	945.4
Advanced Ceramics
Segment information
Net sales	585.1	515.6	412.2
Total Adjusted EBITDA	183.7	153.2	107.7
Capital expenditures	46.1	40.7	32.8
Advanced Ceramics | Continuing operations
Segment information
Identifiable assets	810.9	828.8	867.8
Corporate and other
Segment information
Net sales	169.7	131	97.8
Total Adjusted EBITDA	(43.7)	(40.6)	(17.1)
Capital expenditures	13.6	6.7	6.8
Corporate and other | Continuing operations
Segment information
Identifiable assets	409.6	452.7	339.7
Eliminations | Continuing operations
Segment information
Identifiable assets	(445.2)	(386.3)	(298.9)
Plastic compounding business
Segment information
Identifiable assets		$ 154.1	$ 146.4

SEGMENT INFORMATION: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Net sales	$ 3,669.3	$ 3,191.6	$ 2,769.1
Long-lived assets:
Long-lived assets	1,618.5	1,566.9	1,635.6
Germany
Net sales:
Net sales	1,900.9	1,604.2	1,176
Long-lived assets:
Long-lived assets	750	747.9	782.2
United States
Net sales:
Net sales	731.2	673	609.6
Long-lived assets:
Long-lived assets	259.7	230.4	244.2
Rest of Europe
Net sales:
Net sales	646.1	571.5	693.8
Long-lived assets:
Long-lived assets	383.5	368.7	395.1
Rest of World
Net sales:
Net sales	391.1	342.9	289.7
Long-lived assets:
Long-lived assets	$ 225.3	$ 219.9	$ 214.1

SEGMENT INFORMATION: (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Dynamit Nobel businesses	Feb. 28, 2011 Senior secured credit agreement	Jul. 31, 2010 Senior secured credit agreement	Dec. 31, 2009 2014 Notes	Dec. 31, 2011 Lithium	Dec. 31, 2010 Lithium	Dec. 31, 2009 Lithium	Dec. 31, 2011 Surface Treatment	Dec. 31, 2010 Surface Treatment	Dec. 31, 2009 Surface Treatment	Dec. 31, 2011 Performance Additives	Dec. 31, 2010 Performance Additives	Dec. 31, 2009 Performance Additives	Dec. 31, 2011 Titanium Dioxide Pigments	Dec. 31, 2010 Titanium Dioxide Pigments	Dec. 31, 2009 Titanium Dioxide Pigments	Dec. 31, 2011 Advanced Ceramics	Dec. 31, 2010 Advanced Ceramics	Dec. 31, 2009 Advanced Ceramics	Dec. 31, 2011 Corporate and other	Dec. 31, 2010 Corporate and other	Dec. 31, 2009 Corporate and other
Segment information
Income (loss) from continuing operations before taxes	$ 456.1	$ 204.5	$ 10.2					$ 118	$ 85.5	$ 70.7	$ 80.3	$ 55.5	$ 8.3	$ 69.7	$ 34	$ (15)	$ 163.7	$ 44.5	$ (8.3)	$ 102.2	$ 72.4	$ 5.3	$ (77.8)	$ (87.4)	$ (50.8)
Income primarily related to a gain recorded on the sale of an investment previously accounted for under the equity method												0.7
Interest expense, net	96.1	151.1	178.1					7.4	20.7	27.2	20.6	30.3	34	9.1	25.8	31.8	12.7	15	24.6	21.6	29.1	36.1	24.7	30.2	24.4
Depreciation and amortization	267.2	255.9	274.2					41.4	37.1	35.2	33.1	33.6	35.3	58.4	56.8	62.7	71.9	69.6	77.7	53.7	49.6	52	8.7	9.2	11.3
Restructuring and other severance costs	14.5	5	20.3					3.2		0.5	8	2	5.2	2.3	1.5	6.1			0.1	0.7	1.1	7	0.3	0.4	1.4
Systems/organization establishment expenses	6.5	2.1	6.3								0.8	1	0.7	0.7	0.3	2.1	5	0.5	3.1		0.2	0.3		0.1	0.1
Acquisition and disposal costs	0.4	1.3	3								0.1	0.1	0.1		0.2	2.7			0.1	0.1			0.2	1	0.1
Loss on early extinguishment/modification of debt	16.6	1.6	26.6					2.9	0.2	5.8	4.8	(0.4)	5.2	1.7	0.3	2.4				4	0.4	7.2	3.2	0.3	6
Asset write-downs and other	1.6	11.5	2.6					0.1	0.3	(0.1)	0.1	1.5	0.4	0.8	4.1	0.2		0.1		0.6	0.8	0.3		4.7	1.8
Foreign exchange (gain) loss on financing activities, net	(1.3)	1	(16)					(2.8)	0.6	1.7	3	(0.2)	(5.9)	1.1	0.1	0.1				0.8	(0.4)	(0.6)	(3.4)	0.9	(11.3)
Other	5.1	0.4	4.6							(0.2)	(0.2)	0.1	(2.4)	(0.2)	(0.7)	(2)	(4.3)	0.2				(0.1)	(0.4)		0.1
Total Adjusted EBITDA	862.8	634.4	509.9					170.2	144.4	141.2	151	124.1	85.7	144	123.8	95.1	257.6	129.5	97.3	183.7	153.2	107.7	(43.7)	(40.6)	(17.1)
Fixed asset write-downs															2.1
Mark-to-market gains on interest rate and cross-currency swaps	0.5	13.4	3.9
Fees related to refinancing or repurchase of debt					13.5		12
Write-off of deferred financing costs					3.1		20.9
Voluntary prepayment of senior secured term loans	408.9	200.2	102.3			200.2
Discount on repurchase of debt							6.3
Aggregate principal amount of debt repurchased							153.2
Write-off of receivables				$ 4.7								$ 1.6

VARIABLE INTEREST ENTITIES: (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2008 Titanium Dioxide Pigments venture	Dec. 31, 2011 Other ventures venture	Dec. 31, 2010 Other ventures	Dec. 31, 2011 Viance	Dec. 31, 2010 Viance
ASSETS
Cash and cash equivalents	$ 321.5	$ 324.1	$ 286.2	$ 457.8				$ 2.9	$ 6.6
Other current assets								10.8	17.7
Total current assets	1,535.2	1,618.6						13.7	24.3
Other intangible assets, net	509.7	587.6						65.1	71.6
Other assets	41	38.5						3.1	3.6
Total assets	4,587.6	4,724.3						81.9	99.5
LIABILITIES
Total liabilities	2,915.2	3,372.9						4.8	11.2
Percentage of ownership in non-VIE joint ventures (as a percent)					61.00%	50.00%
Number of ventures that do not fit the criteria to be classified as a VIE						2
Aggregate net investments						$ 18.6	$ 14.1

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS: (Details) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($) M	Dec. 31, 2010 USD ($)	Feb. 28, 2011 Interest rate swaps USD ($)	Feb. 28, 2011 Interest rate swaps EUR (€)	Dec. 31, 2011 Interest rate swaps EUR (€)	Dec. 31, 2010 Interest rate swaps EUR (€)	Dec. 31, 2011 Euro-denominated debt USD ($)	Dec. 31, 2011 Euro-denominated debt EUR (€)	Dec. 31, 2010 Derivatives Designated as Hedging Instruments: USD ($)	Dec. 31, 2010 Derivatives Designated as Hedging Instruments: Foreign exchange contracts Surface Treatment USD ($)	Dec. 31, 2010 Derivatives Designated as Hedging Instruments: Foreign exchange contracts Accrued expenses and other current liabilities USD ($)	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments: USD ($)	Dec. 31, 2010 Derivatives Not Designated as Hedging Instruments: USD ($)	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments: Interest rate swaps Accrued expenses and other current liabilities USD ($)	Dec. 31, 2010 Derivatives Not Designated as Hedging Instruments: Interest rate swaps Accrued expenses and other current liabilities USD ($)	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments: Interest rate swaps Other liabilities USD ($)	Dec. 31, 2010 Derivatives Not Designated as Hedging Instruments: Interest rate swaps Other liabilities USD ($)
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:
Variable rate debt outstanding	$ 855	$ 908.9
Derivatives
Interest rate, description					Libor
Interest rate, description floor rate (as a percent)					1.00%
Notional amount					195	488.8				12.5
Interest rate (as a percent)					1.40%
Interest rate, low end of range (as a percent)						1.40%
Interest rate, high end of range (as a percent)						4.42%
Notional amount of derivatives terminated			354.6	262.9
Payment on termination/ settlement of derivatives			14.6	10.8
Liability Derivatives, Fair Value	2.2	20							0.5		0.5	2.2	19.5	1.5	2.2	0.7	17.3
Maximum original maturity period of highly liquid investments to be considered as cash equivalents (in months)	3
Euro-denominated debt							$ 18.3	€ 14.1

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives
Gains reclassified from accumulated other comprehensive income into income	$ 2.5	$ 3.3	$ 0.5
Derivatives in Cash Flow Hedging Relationships: | Foreign exchange contracts
Derivatives
Amount of Gain or (Loss) Recognized in OCI on Derivatives and Other Financial Instruments (Effective Portion)	0.5	0.5	(0.5)
Net investment hedge, net of tax
Derivatives
Amount of Gain or (Loss) Recognized in OCI on Derivatives and Other Financial Instruments (Effective Portion)	(9.9)	2.7	(37.9)
Net investment hedge, net of tax | Cross-currency interest rate swaps
Derivatives
Amount of Gain or (Loss) Recognized in OCI on Derivatives and Other Financial Instruments (Effective Portion)			(16.5)
Net investment hedge, net of tax | Euro-denominated debt
Derivatives
Amount of Gain or (Loss) Recognized in OCI on Derivatives and Other Financial Instruments (Effective Portion)	(9.9)	2.7	(21.4)
Derivatives Not Designated as Hedging Instruments:
Derivatives
Amount of Gain or (Loss) Recognized in Income on Derivatives	0.5	13.2	3.9
Derivatives Not Designated as Hedging Instruments: | Interest rate swaps
Derivatives
Amount of Gain or (Loss) Recognized in Income on Derivatives	0.5	11.8	4
Derivatives Not Designated as Hedging Instruments: | Foreign exchange contracts
Derivatives
Amount of Gain or (Loss) Recognized in Income on Derivatives		(0.2)
Derivatives Not Designated as Hedging Instruments: | Cross-currency interest rate swaps
Derivatives
Amount of Gain or (Loss) Recognized in Income on Derivatives		$ 1.6	$ (0.1)

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS: (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Liabilities
Principal carrying amount	$ 1,687.7		$ 2,161
2014 Notes
Liabilities
Fair Value	531.5		547.6
Principal carrying amount	524.1	524.1	534.7
Recurring basis | Fair value
Assets
Cash equivalents	154.7		154.5
Government securities	0.9
Total assets at fair value	155.6		154.5
Liabilities
Interest rate swaps	2.2		19.5
Foreign exchange contracts			0.5
Total liabilities at fair value	2.2		20
Recurring basis | Level 1
Assets
Cash equivalents	154.7		154.5
Government securities	0.9
Total assets at fair value	155.6		154.5
Recurring basis | Level 2
Liabilities
Interest rate swaps	2.2		19.5
Foreign exchange contracts			0.5
Total liabilities at fair value	$ 2.2		$ 20

INVENTORIES: (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	$ 222.9	$ 181.6
Work-in-process	88.9	79.9
Finished goods	355.3	272.6
Packaging materials	7.2	7.7
Total	$ 674.3	$ 541.8

PROPERTY, PLANT AND EQUIPMENT: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment
Property, plant and equipment, at cost	$ 2,743.5	$ 2,538.9
Less accumulated depreciation and amortization	(1,125)	(972)
Property, plant and equipment, net	1,618.5	1,566.9	1,635.6
Depreciation expense	189.9	179.1	194
Property, plant and equipment recorded under capital leases
Property, plant and equipment recorded under capital leases, at cost	56	57.3
Accumulated depreciation	(17.4)	(15.5)
Total	38.6	41.8
Minimum payments due under capital leases
2012	5.2
2013	4.8
2014	4.7
2015	4.3
2016	4.3
Thereafter	23.4
Minimum payments due under capital leases	46.7
Less: Amount representing interest	11.3
Minimum payments due under capital leases, net	35.4
Land
Property, plant and equipment
Property, plant and equipment, at cost	142.4	151.7
Buildings and improvements, including land improvements
Property, plant and equipment
Property, plant and equipment, at cost	615.4	590.8
Property, plant and equipment recorded under capital leases
Property, plant and equipment recorded under capital leases, at cost	47	48.5
Machinery and equipment
Property, plant and equipment
Property, plant and equipment, at cost	1,618.1	1,480.9
Property, plant and equipment recorded under capital leases
Property, plant and equipment recorded under capital leases, at cost	2.8	2.9
Furniture and fixtures
Property, plant and equipment
Property, plant and equipment, at cost	132.3	120.6
Property, plant and equipment recorded under capital leases
Property, plant and equipment recorded under capital leases, at cost	6.2	5.9
Mining rights
Property, plant and equipment
Property, plant and equipment, at cost	86.3	86.3
Construction-in-progress
Property, plant and equipment
Property, plant and equipment, at cost	$ 149	$ 108.6

GOODWILL: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill
Balance at beginning of period	$ 877.1	$ 939.2
Foreign exchange	(27.5)	(62.1)
Balance at end of period	849.6	877.1
Gross amount of goodwill	1,567.1	1,594.6	1,656.7
Accumulated impairment charges	717.5	717.5	717.5
Lithium
Goodwill
Balance at beginning of period	267.7	287.5
Foreign exchange	(8.4)	(19.8)
Balance at end of period	259.3	267.7
Surface Treatment
Goodwill
Balance at beginning of period	346	369.1
Foreign exchange	(9.8)	(23.1)
Balance at end of period	336.2	346
Advanced Ceramics
Goodwill
Balance at beginning of period	258.6	277.5
Foreign exchange	(9.2)	(18.9)
Balance at end of period	249.4	258.6
Corporate and other
Goodwill
Balance at beginning of period	4.8	5.1
Foreign exchange	(0.1)	(0.3)
Balance at end of period	$ 4.7	$ 4.8

OTHER INTANGIBLE ASSETS, NET: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other intangible assets, net
Gross Carrying Amount	$ 936	$ 967.5
Accumulated Amortization	(426.3)	(379.9)
Net	509.7	587.6
Amortization of other intangible assets	77.3	76.8	80.2
Estimated amortization expense for each of the five succeeding fiscal years
2012	72.2
2013	69.4
2014	62.7
2015	54.9
2016	51.9
Patents and other intellectual property
Other intangible assets, net
Gross Carrying Amount	363.7	369.5
Accumulated Amortization	(178)	(154.2)
Net	185.7	215.3
Trade names and trademarks
Other intangible assets, net
Gross Carrying Amount	127.7	131.4
Accumulated Amortization	(42.2)	(37.2)
Net	85.5	94.2
Customer relationships
Other intangible assets, net
Gross Carrying Amount	334.2	360.4
Accumulated Amortization	(146.7)	(140.4)
Net	187.5	220
Supply agreements
Other intangible assets, net
Gross Carrying Amount	59.3	60.4
Accumulated Amortization	(22.9)	(17.6)
Net	36.4	42.8
Other
Other intangible assets, net
Gross Carrying Amount	51.1	45.8
Accumulated Amortization	(36.5)	(30.5)
Net	$ 14.6	$ 15.3

LONG-TERM DEBT: (Details) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended		12 Months Ended													12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jul. 31, 2010 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facility [Member] M	Feb. 28, 2012 Senior secured credit facilities - term loans USD ($)	Dec. 31, 2011 Senior secured credit facilities - term loans USD ($) M	Dec. 31, 2010 Senior secured credit facilities - term loans USD ($)	Dec. 31, 2011 Senior secured credit facilities - revolving credit facility USD ($)	Dec. 31, 2011 Term loan A	Feb. 29, 2012 Term loan A Debt issuance USD ($)	Dec. 31, 2011 Term loan A Debt issuance USD ($)	Dec. 31, 2011 2014 Notes USD ($)	Dec. 31, 2011 2014 Notes EUR (€)	Jun. 30, 2011 2014 Notes USD ($)	Dec. 31, 2010 2014 Notes USD ($)	Nov. 30, 2004 7.625% senior subordinated notes due in 2014 EUR (€)	Dec. 31, 2011 7.625% senior subordinated notes due in 2014	Nov. 30, 2004 7.500% senior subordinated notes due in 2014 USD ($)	Dec. 31, 2011 7.500% senior subordinated notes due in 2014 USD ($)	Dec. 31, 2011 Titanium Dioxide Pigments venture facility agreement	Dec. 31, 2011 Titanium Dioxide Pigments venture term loans USD ($) Y M	Dec. 31, 2011 Titanium Dioxide Pigments venture term loans EUR (€) Y	Dec. 31, 2010 Titanium Dioxide Pigments venture term loans USD ($)	Dec. 31, 2010 Titanium Dioxide Pigments venture term loans EUR (€)	Jan. 31, 2012 Titanium Dioxide Pigments venture, revolving credit facility USD ($)	Jan. 31, 2012 Titanium Dioxide Pigments venture, revolving credit facility EUR (€)	Dec. 31, 2011 Titanium Dioxide Pigments venture, revolving credit facility USD ($)	Dec. 31, 2011 Titanium Dioxide Pigments venture, revolving credit facility EUR (€)	Dec. 31, 2011 Capitalized lease obligations USD ($)	Dec. 31, 2010 Capitalized lease obligations USD ($)	Dec. 31, 2011 Other loans USD ($)	Dec. 31, 2010 Other loans USD ($)	Dec. 31, 2011 Titanium Dioxide Pigments venture other debt USD ($)	Dec. 31, 2011 Titanium Dioxide Pigments venture other debt EUR (€)	Dec. 31, 2011 Euro-denominated term loan facilities USD ($)	Dec. 31, 2011 Euro-denominated term loan facilities EUR (€)	Dec. 31, 2011 U.S. dollars and Chinese Renminbi denominated term loan facilities USD ($)	Dec. 31, 2011 Debt with original maturity dates of 2013 through 2014 USD ($)	Dec. 31, 2010 Debt with original maturity dates of 2013 through 2014 USD ($)
Long-term debt and loans payable
Long-term debt	$ 1,687.7	$ 2,161					$ 845.8	$ 1,260					$ 524.1		$ 524.1	$ 534.7						$ 252.7	€ 195	$ 294.4	€ 220					$ 35.4	$ 39.4	$ 29.7	$ 32.5	$ 12.4	€ 9.6
Current maturities	(250.5)	(465.7)																																					(187.2)	(187.2)
Long-term debt excluding current maturities	1,437.2	1,695.3
Principal amount outstanding													324.2	250.1						200																8.1	6.2	9.2
Maturities of long-term debt
2012	250.5
2013	256.5
2014	47.3
2015	47
2016	47.2
Thereafter	1,039.2
Total maturities of long-term debt	1,687.7	2,161					845.8	1,260					524.1		524.1	534.7						252.7	195	294.4	220					35.4	39.4	29.7	32.5	12.4	9.6
Maximum borrowing capacity																												38.9	30
Term loans repaid	408.9	200.2	102.3	200.2			408.7
Maximum amount by which term loan can be increased upon the entity's request							350
Letters of credit outstanding									31.4
Variable rate basis					Libor		Libor		Libor	Libor											Euribor or Libor
Variable rate, floor (as a percent)							1.00%		1.00%
Basis spread on variable rate (as a percent)							2.75%		2.75%	2.25%											1.00%
Reduction in interest rate added to the base rate for achieving a designated leverage ratio (as a percent)							0.25%			0.25%
Interest period for LIBOR borrowings, option one (in months)							1
Interest period for LIBOR borrowings, option two (in months)							2
Interest period for LIBOR borrowings, option three (in months)							3
Interest period for LIBOR borrowings, option four (in months)							6
Interest period for LIBOR borrowings, option five (in months)							9
Interest period for LIBOR borrowings, option six (in months)							12
Maximum period after which interest on debt is payable in any case (in months)					3
Maximum percentage of capital stock of or other equity interest in each direct foreign subsidiary of either group or of any domestic subsidiary of the group which serves as a first-priority security interest for senior secured credit facilities (as a percent)					65.00%
Debt issued						850					350	350					375		200
Interest rate (as a percent)																		7.63%		7.50%
Maximum additional borrowings provided under line of credit facility																												16.7	12.9
Outstanding bank guarantee																										33.1	25.5	22.2	17.1
Interest rate, low end of range (as a percent)																																		3.60%	3.60%
Interest rate, high end of range (as a percent)																																		5.00%	5.00%	5.22%	5.22%	4.78%
Debt instrument term (in years)																						5	5
Period from the date of facility agreement when repayment commenced (in months)																						12	12
Weighted-average interest rate (as a percent)																																4.80%
Amortization and prepayments
Amount of term loan payable as a percentage of original principal amount outstanding (as a percent)							0.50%
Percentage of net cash proceeds from all sales of assets or other dispositions by the entity (subject to certain exceptions under the senior secured credit agreement) to be used for prepayment of term loan (as a percent)							100.00%
Maximum amount of certain disposals permitted under the senior secured credit agreement							$ 200
Period after sale or other disposition within which the net cash proceeds are required to be reinvested (in months)							12
Percentage of net cash proceeds from issuance of certain debt obligations to be used for prepayment of term loan (as a percent)							100.00%
Percentage of excess cash flows to be used for the prepayment of the term loan if the senior secured debt to consolidated EBITDA ratio is equal to or greater than 1.50 to 1 (as a percent)							50.00%
Percentage of excess cash flows to be used for the prepayment of the term loan if the senior secured debt to consolidated EBITDA ratio is greater than 1.25 to 1 but less than 1.50 to 1 (as a percent)							25.00%
Financial covenants
Numerator for the ratio of senior secured debt to consolidated Adjusted EBITDA, maximum					2.75
Denominator for the ratio of senior secured debt to consolidated adjusted EBITDA					1
Numerator for the interest coverage ratio, minimum					2.5
Denominator for the interest coverage ratio					1

INCOME TAXES: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (loss) from continuing operations before income taxes
United States	$ 38.8	$ (19)	$ (80.3)
Foreign	417.3	223.5	90.5
Income from continuing operations before taxes	456.1	204.5	10.2
Current income tax expense:
Federal	0.3	(3.8)	0.1
State	0.5	(0.8)	0.3
Foreign	97.3	41.2	29.7
Current income tax expense	98.1	36.6	30.1
Deferred income tax expense:
Federal	0.6	(66.7)	6.2
State	(0.6)	(3.2)	0.2
Foreign	26.3	16.7	(18.6)
Deferred income tax expense	26.3	(53.2)	(12.2)
Allocation from discontinued operations:
Federal		(7.3)	(6.5)
State		(0.3)	(0.3)
Allocation from discontinued operations		(7.6)	(6.8)
Allocation from other comprehensive income:
Federal		(0.4)	(1.4)
Total provision (benefit) for taxes	124.4	(24.6)	9.7
Income tax provision from continuing operations reflecting an allocation from discontinued operations and other comprehensive income		8	8.2
Current deferred income tax assets, net:
Allowance for doubtful accounts	0.8	0.6
Restructuring	0.8	0.7
Derivative instruments, current	0.1	6.6
Other current reserves and accruals	8.3	9.5
Tax loss carryforwards and credits		77
Valuation allowance	(3.6)	(14.4)
Total current deferred income tax assets, net	6.4	80
Noncurrent deferred income tax assets:
Investment basis difference	70.8	52.2
Pension and postretirement benefits	71.2	56.1
Tax loss carryforwards and credits	160.5	86.8
Other noncurrent reserves and accruals	26.3	21.1
Foreign exchange on debt	9.3	13.2
Derivative instruments, noncurrent	0.7	0.3
Other	0.3	0.3
Valuation allowance	(178.2)	(66.7)
Total noncurrent deferred income tax assets	160.9	163.3
Noncurrent deferred income tax liabilities:
Goodwill and other intangibles	(96.4)	(93.3)
Property, plant and equipment	(131.7)	(129.5)
Total noncurrent deferred income tax liabilities	(228.1)	(222.8)
Net deferred income tax liability	$ (60.8)	$ 20.5

INCOME TAXES: (Details2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of the U.S. statutory income tax rate to the effective tax rate
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes, net of federal effect (as a percent)		(1.40%)	1.40%
Foreign/U.S. tax differential (as a percent)	(5.50%)	(14.80%)	(114.50%)
Goodwill (as a percent)	(0.80%)	(1.40%)	3.30%
Capital loss (as a percent)	(19.30%)
Basis Difference (as a percent)	(3.90%)
Increase (decrease) in valuation allowance (as a percent)	22.20%	(26.40%)	383.90%
Debt instruments (as a percent)		4.00%	(145.10%)
Allocation from discontinued operations/OCI (as a percent)		(3.80%)	(77.60%)
Noncontrolling interest (as a percent)	0.30%	1.10%	3.70%
Foreign tax rate increases (as a percent)	0.30%	0.20%	1.20%
Other (as a percent)	(1.00%)	(4.50%)	3.80%
Effective tax rate (as a percent)	27.30%	(12.00%)	95.10%
Taxable capital loss recognized	$ 251.9
Increase in deferred tax assets	17.8
Reversal of valuation allowances due to sale of plastic compounding business		76.5
Estimated effective tax rate excluding the benefit from reversal of valuation allowances related to sale of plastic compounding business (as a percent)		25.40%
Corporate tax loss carryforwards
Increase in worldwide valuation allowance	100.7
Allowance for doubtful account activity
Balance at the beginning of the period	81.1	140.5	92.7
Increase (decrease) as reflected in income tax expense	97.7	(59.6)	34
Other	3	0.2	13.8
Balance at the end of the period	181.8	81.1	140.5
Undistributed foreign earnings	843.2
Reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits, which excludes interest and penalties
Unrecognized tax benefits, balance at the beginning of the period	25.5	39.1	40.9
Increases in tax positions for prior years	1.6	1.4	0.9
Decreases in tax positions for prior years	(0.1)	(1.9)	(1.7)
Increases in tax positions for the current year	6.3	1.3	0.8
Decreases due to settlements with taxing authorities	(1.2)	(9.8)	(0.5)
Lapse in statute of limitations	(1.7)	(3)	(1.9)
Foreign exchange	(0.3)	(1.6)	0.6
Unrecognized tax benefits, balance at the end of the period	30.1	25.5	39.1
Accrued interest and penalties	8	8.6	7.9
Reduction in both liabilities and deferred tax assets due to losses that can be carried back or forward	14.6	11.4	19.3
Unrecognized tax benefits recorded on a net basis	15.5	14.1	19.8
Reversal of interest and penalties	0.5
Reversal of accrued interest and penalties		1.1	0.9
Unrecognized tax benefits, which if recognized would impact the effective tax rate	15.5	14.1	19.8
Unrecognized tax benefits, which if recognized would result in adjustments to deferred taxes	14.6	11.4	19.3
Reasonably possible cost on resolution of audits, maximum	4
Reasonably possible benefit on resolution of audits, maximum	2.1
U.S. federal and foreign
Corporate tax loss carryforwards
Corporate tax loss carryforwards	447.6
Corporate tax loss carryforwards that expire through 2016	14.3
Corporate tax loss carryforwards that expire through 2031	345.9
Corporate tax loss carryforwards having no current expiration date	87.4
State and local
Corporate tax loss carryforwards
Corporate tax loss carryforwards that expire through 2021	7.2
Corporate tax loss carryforwards that expire through 2026	64.7
Corporate tax loss carryforwards that expire through 2032	209
Federal | Capital loss carryforwards
Corporate tax loss carryforwards
Capital loss carryforwards that expire through 2016	15
State | Capital loss carryforwards
Corporate tax loss carryforwards
Capital loss carryforwards that expire through 2016	$ 73.6

OPERATING LEASE OBLIGATIONS: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Minimum future rentals under the terms of noncancelable operating leases
2012	$ 18.3
2013	13.2
2014	9.5
2015	6.8
2016	5.2
Thereafter	9.3
Total	62.3
Rent expense under all operating leases	$ 29	$ 28.4	$ 27.9

STOCK-BASED COMPENSATION: (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Performance-based restricted stock units	Dec. 31, 2011 Performance-based restricted stock units Minimum	Dec. 31, 2011 Performance-based restricted stock units Maximum	Dec. 31, 2009 Time-based restricted stock units	Dec. 31, 2011 Market-based restricted stock units	Dec. 31, 2010 Market-based restricted stock units	Dec. 31, 2011 Market-based restricted stock units	Dec. 31, 2010 Market-based restricted stock units	Dec. 31, 2011 Market-based restricted stock units Minimum	Dec. 31, 2011 Market-based restricted stock units Maximum	Dec. 31, 2011 Restricted stock units Y	Dec. 31, 2010 Restricted stock units	Dec. 31, 2009 Restricted stock units	Dec. 31, 2011 Board of Directors Stock Grant	Dec. 31, 2010 Board of Directors Stock Grant	Dec. 31, 2009 Board of Directors Stock Grant	Dec. 31, 2011 Board of Directors Stock Grant Common Stock
Stock-Based Compensation
Compensation cost	$ 12.6	$ 13.9	$ 4.7											$ 9.5	$ 8.7		$ 0.5	$ 0.5	$ 0.5
Percentage of targeted amounts granted that can be earned based upon performance (as a percent)					0.00%	200.00%						0.00%	150.00%
Assumptions used for estimation of fair value of market-based restricted stock units
Expected volatility (as a percent)										67.00%	81.00%
Risk-free rate (as a percent)										0.40%	1.10%
Tax benefit recognized														1	1.1
Increase in income from continuing operations due to compensation cost, net of reversals																0.6
Tax expense recorded due to compensation cost, net of reversals																0.1
Unrecognized compensation cost														22
Expected weighted average period for recognition of unrecognized compensation cost (in years)														2.4
Total tax benefit realized from vesting														$ 1.7
Summary of status of the Company's nonvested restricted stock units granted pursuant to the plan
Nonvested, balance at the beginning of the period (in shares)														1,275,000
Granted (in shares)				233,657			127,375	257,440	263,055					478,000						10,608
Vested (in shares)														(558,000)
Cancelled (in shares)														(117,000)
Nonvested, balance at the end of the period (in shares)														1,078,000	1,275,000
Shares expected to vest under the equity-based award				447,728
Nonvested restricted stock units, weighted average fair value
Nonvested, balance at the beginning of the period (in dollars per share)														$ 24.09
Granted (in dollars per share)														$ 37.46	$ 38.02	$ 10.4
Vested (in dollars per share)														$ 11.11
Cancelled (in dollars per share)														$ 30.69
Nonvested, balance at the end of the period (in dollars per share)														$ 36.02	$ 24.09

STOCK-BASED COMPENSATION: (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation
Compensation cost	$ 12.6	$ 13.9	$ 4.7
Plastic compounding business
Assumptions used for estimation of fair value of stock-options granted
Number of awards for which vesting is accelerated (in shares)	59,547
Additional expense related to shares where the vesting was accelerated	2.1
Summary of status of the Company's options granted pursuant to the plan and changes during the period
Vested and expected to vest in future, at the end of the period (in shares)	2,501,000
Time-based stock options granted in 2004 or prior years
Stock-Based Compensation
Life of awards from the date of grant (in years)	ten years
Time-based stock options granted after 2004
Stock-Based Compensation
Life of awards from the date of grant (in years)	seven years
Number of installments in which awards vest	3
Number of anniversaries over which awards vest	3
Stock options
Stock-Based Compensation
Compensation cost	2.6	4.7	4.8
Tax benefit recognized	0.2	0.3	0.5
Unrecognized compensation cost	0.4
Expected weighted average period for recognition of unrecognized compensation cost (in years)	1
Weighted average grant date fair value of awards (in dollars per share)			$ 13.13
Assumptions used for estimation of fair value of stock-options granted
Expected term (in years)			4.5
Expected volatility (as a percent)			68.00%
Risk-free rate (as a percent)			2.30%
Total intrinsic value of awards exercised	32.5	25.2	0.4
Cash received from exercise of awards	14.4	26.9	1
Tax benefit realized from exercise of awards	2.3	1.8
Total fair value of shares vested	2.8	4.2	7
Summary of status of the Company's options granted pursuant to the plan and changes during the period
Outstanding at the beginning of the period (in shares)	3,607,000
Exercised (in shares)	(1,085,000)
Forfeited (in shares)	(15,000)
Outstanding at the end of the period (in shares)	2,507,000	3,607,000
Exercisable at the end of the period (in shares)	2,376,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 18.43
Exercised (in dollars per share)	$ 17.32
Forfeited (in dollars per share)	$ 14.61
Outstanding at the end of the period (in dollars per share)	$ 18.94	$ 18.43
Vested and expected to vest in future, at the end of the period (in dollars per share)	$ 18.94
Exercisable at the end of the period (in dollars per share)	$ 18.84
Weighted Average Remaining Contractual Term
Outstanding at the end of the period (in years)	3.3
Vested and expected to vest in future, at the end of the period (in years)	3.3
Exercisable at the end of the period (in years)	3.3
Aggregate Intrinsic Value
Outstanding at the end of the period	51.2
Vested and expected to vest in future, at the end of the period	51.1
Exercisable at the end of the period	$ 48.8

EMPLOYEE BENEFIT PLANS: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EMPLOYEE BENEFIT PLANS:
Number of U.S. subsidiaries that provide certain retirees with healthcare and life insurance	2
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 259.8
Employer contributions	8
Fair value of plan assets at end of year	247.1
Funded status	464.9
Expected employer contributions to plan assets:
2012	7.5
Amount of previously unrecognized actuarial losses expected to be recognized in 2012	7
Benefit payments directly to plan participants	18.1
Expected benefit payments directly to plan participants in 2012	18.1
Funded status of plans (as a percent)	35.00%
Percentage of unfunded position of the plans where funding is neither legally required nor customary (as a percent)	76.00%
Company's unfunded position in plans having funding requirements	113.4
Percentage of funded status of plans having funding requirements (as a percent)	67.00%
U.S. Plans
Change in benefit obligation:
Benefit obligation at beginning of year	35.6	32.2
Service cost	0.2	0.2	0.2
Interest cost	1.8	1.9	1.8
Actuarial loss	6.6	2.5
Benefits paid	(1)	(1.2)
Benefit obligation at the end of year	43.2	35.6	32.2
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	26	23.4
Actual return on assets	0.6	2.6
Employer contributions	1.5	1.2
Benefits paid from fund	(1)	(1.2)
Fair value of plan assets at end of year	27.1	26	23.4
Funded status	(16.1)	(9.6)
Amounts recognized in the consolidated balance sheets:
Noncurrent liabilities	(16.1)	(9.6)
Net amount recognized	(16.1)	(9.6)
Amounts recognized in accumulated other comprehensive income:
Net actuarial losses	17.6	10.2
Accumulated other comprehensive loss	17.6	10.2
Accumulated benefit obligation	43.2	35.6
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.18%	5.29%
Weighted-average assumptions used to determine net periodic benefit cost for years ended:
Discount rate (as a percent)	5.29%	5.89%	6.18%
Expected return on plan assets (as a percent)	7.99%	8.23%	8.28%
Components of net pension benefit costs:
Service cost	0.2	0.2	0.2
Interest cost	1.8	1.9	1.8
Expected return on assets	(2)	(1.9)	(1.6)
Net amortization of actuarial losses (gains)	0.7	0.5	0.7
Net periodic pension cost (benefit)	0.7	0.7	1.1
Total net periodic benefit cost	0.7	0.7	1.1
Benefit payments which reflect expected future service
2012	1.5
2013	1.6
2014	1.9
2015	2
2016	2.1
Years 2017-2021	12.1
Expected employer contributions to plan assets:
2012	2
Pension and related liabilities	43.2	35.6	32.2
Non-U.S. Plans
Change in benefit obligation:
Benefit obligation at beginning of year	640.5	657.7
Service cost	8.7	7.5	8.3
Interest cost	31.8	31.6	33.4
Actuarial loss	41.9	13.2
Benefits paid	(34.5)	(32)
Foreign exchange gain	(20.2)	(38.2)
Other	0.5	0.7
Benefit obligation at the end of year	668.7	640.5	657.7
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	233.8	237.9
Actual return on assets	0.4	17.1
Employer contributions	6.4	4.8
Benefits paid from fund	(34.5)	(32)
Foreign exchange loss	(4.2)	(12.4)
Other	0.1	0.7
Fair value of plan assets at end of year	220	233.8	237.9
Funded status	(448.7)	(406.7)
Amounts recognized in the consolidated balance sheets:
Current liabilities	(13.2)	(12.9)
Noncurrent liabilities	(435.5)	(393.8)
Net amount recognized	(448.7)	(406.7)
Amounts recognized in accumulated other comprehensive income:
Net actuarial losses	104.9	53
Prior service cost	5.4	6.2
Accumulated other comprehensive loss	110.3	59.2
Accumulated benefit obligation	637.2	608.3
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.50%	4.92%
Rate of compensation increase (as a percent)	3.05%	3.06%
Weighted-average assumptions used to determine net periodic benefit cost for years ended:
Discount rate (as a percent)	4.92%	5.29%	6.02%
Expected return on plan assets (as a percent)	5.71%	5.49%	6.17%
Rate of compensation increase (as a percent)	3.06%	3.08%	3.13%
Components of net pension benefit costs:
Service cost	8.7	7.5	8.3
Interest cost	31.8	31.6	33.4
Expected return on assets	(14.8)	(12.9)	(13.7)
Net amortization of actuarial losses (gains)		0.9	0.1
Amortization of prior service cost	1	0.6
Other		0.4	1.2
Net periodic pension cost (benefit)	26.7	28.1	29.3
Settlement/curtailment			(0.4)
Total net periodic benefit cost	26.7	28.1	28.9
Benefit payments which reflect expected future service
2012	32.4
2013	33.6
2014	35.9
2015	37.2
2016	38.3
Years 2017-2021	195.2
Expected employer contributions to plan assets:
2012	5.4
Pension and related liabilities	668.7	640.5	657.7
German Plan
Amounts recognized in the consolidated balance sheets:
Noncurrent liabilities	(8)	(10.1)
Individually immaterial pension and postretirement medical benefit plans
Weighted-average assumptions used to determine benefit obligations
Liability for individually immaterial pension and postretirement medical benefit plans	7	6.8
Other postretirement benefits
Change in benefit obligation:
Benefit obligation at beginning of year	4.3
Benefit obligation at the end of year	5.1	4.3
Components of net pension benefit costs:
Total net periodic benefit cost	0.2	0.2	0.3
Expected employer contributions to plan assets:
Pension and related liabilities	$ 5.1	$ 4.3

EMPLOYEE BENEFIT PLANS: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee benefit plans
Fair value of plan assets	$ 247.1	$ 259.8
Maximum original maturity period of plan investments classified as Level 2	90
Level 1
Employee benefit plans
Fair value of plan assets	13.6	11.4
Level 2
Employee benefit plans
Fair value of plan assets	233.5	248.4
Cash and Cash equivalents
Employee benefit plans
Fair value of plan assets	19.7	21.8
Cash and Cash equivalents | Level 1
Employee benefit plans
Fair value of plan assets	3.7	2.6
Cash and Cash equivalents | Level 2
Employee benefit plans
Fair value of plan assets	16	19.2
Equity securities: Domestic large-cap growth
Employee benefit plans
Fair value of plan assets	5.3	8.3
Equity securities: Domestic large-cap growth | Level 2
Employee benefit plans
Fair value of plan assets	5.3	8.3
Equity securities: International large-cap growth
Employee benefit plans
Fair value of plan assets	4.6	5.7
Equity securities: International large-cap growth | Level 1
Employee benefit plans
Fair value of plan assets	0.3	0.3
Equity securities: International large-cap growth | Level 2
Employee benefit plans
Fair value of plan assets	4.3	5.4
Equity securities: Other equity funds
Employee benefit plans
Fair value of plan assets	77.5	84.4
Equity securities: Other equity funds | Level 1
Employee benefit plans
Fair value of plan assets	2.6	2.8
Equity securities: Other equity funds | Level 2
Employee benefit plans
Fair value of plan assets	74.9	81.6
Fixed income securities: Domestic government bonds
Employee benefit plans
Fair value of plan assets	8.1	9.1
Fixed income securities: Domestic government bonds | Level 1
Employee benefit plans
Fair value of plan assets	0.8
Fixed income securities: Domestic government bonds | Level 2
Employee benefit plans
Fair value of plan assets	7.3	9.1
Fixed income securities: International government bonds
Employee benefit plans
Fair value of plan assets	8.6	5.2
Fixed income securities: International government bonds | Level 2
Employee benefit plans
Fair value of plan assets	8.6	5.2
Fixed income securities: Corporate bonds
Employee benefit plans
Fair value of plan assets	65.8	84.3
Fixed income securities: Corporate bonds | Level 1
Employee benefit plans
Fair value of plan assets	2.2	1.8
Fixed income securities: Corporate bonds | Level 2
Employee benefit plans
Fair value of plan assets	63.6	82.5
Fixed income securities: Plan sponsor
Employee benefit plans
Fair value of plan assets	9.9	10.3
Fixed income securities: Plan sponsor | Level 2
Employee benefit plans
Fair value of plan assets	9.9	10.3
Fixed income securities: Other bond funds
Employee benefit plans
Fair value of plan assets	17.7	11.8
Fixed income securities: Other bond funds | Level 1
Employee benefit plans
Fair value of plan assets	3.9	3.8
Fixed income securities: Other bond funds | Level 2
Employee benefit plans
Fair value of plan assets	13.8	8
Other investments: Insurance contracts
Employee benefit plans
Fair value of plan assets	17.1	13.3
Other investments: Insurance contracts | Level 2
Employee benefit plans
Fair value of plan assets	17.1	13.3
Other investments: Real estate investment funds
Employee benefit plans
Fair value of plan assets	9.6
Other investments: Real estate investment funds | Level 2
Employee benefit plans
Fair value of plan assets	9.6
Other investments: Other
Employee benefit plans
Fair value of plan assets	3.2	5.6
Other investments: Other | Level 1
Employee benefit plans
Fair value of plan assets	0.1	0.1
Other investments: Other | Level 2
Employee benefit plans
Fair value of plan assets	3.1	5.5
U.S. Plans
Employee benefit plans
Cash and cash equivalents, actual weighted-average investment allocations (as a percent)	1.00%
Equity securities, target weighted-average investment allocations (as a percent)	61.00%
Equity securities, actual weighted-average investment allocations (as a percent)	56.00%	57.00%
Fixed income, target weighted-average investment allocations (as a percent)	39.00%
Fixed income, actual weighted-average investment allocations (as a percent)	42.00%	42.00%
Insurance contracts, real estate and other, actual weighted-average investment allocations (as a percent)	1.00%	1.00%
Fair value of plan assets	27.1	26	23.4
Non-U.S. Plans
Employee benefit plans
Cash and cash equivalents, target weighted-average investment allocations (as a percent)	3.00%
Cash and cash equivalents, actual weighted-average investment allocations (as a percent)	8.00%	9.00%
Equity securities, target weighted-average investment allocations (as a percent)	36.00%
Equity securities, actual weighted-average investment allocations (as a percent)	40.00%	36.00%
Fixed income, target weighted-average investment allocations (as a percent)	50.00%
Fixed income, actual weighted-average investment allocations (as a percent)	39.00%	47.00%
Insurance contracts, real estate and other, target weighted-average investment allocations (as a percent)	11.00%
Insurance contracts, real estate and other, actual weighted-average investment allocations (as a percent)	13.00%	8.00%
Fair value of plan assets	$ 220	$ 233.8	$ 237.9
Finland, U.K. and U.S. pension plans
Employee benefit plans
Percentage of total plan assets represented by Finland, U.K. and U.S. (as a percent)	90.00%

EMPLOYEE BENEFIT PLANS: (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Savings plans
Contributions to savings plans	$ 13.1	$ 12.7	$ 6.5
Multiemployer Plans Pension
Multiemployer plans
Number of multiemployer plans in which the Company participates	4
Company contributions	8.2	6.5	6.1
Multiemployer Plans Pension | Pensionskasse Dynamit Nobel Versicherungsverein auf Gegens eitigkeit, Troisdorf (DN Pensionskasse)
Multiemployer plans
Company contributions	7.7	6.2	5.9
Company contributions as a percentage of total contributions received by the plan	50.00%	50.00%	50.00%
Multiemployer Plans Pension | Pensionskasse Dynamit Nobel Versicherungsverein auf Gegens eitigkeit, Troisdorf (DN Pensionskasse) | Minimum
Multiemployer plans
Company contributions as a percentage of total employer contributions	90.00%
Company contributions based on multiplier effect on employees' contributions for longer-term employees	3
Multiemployer Plans Pension | Other Plans
Multiemployer plans
Company contributions	$ 0.5	$ 0.3	$ 0.2
Germany | Multiemployer Plans Pension
Multiemployer plans
Number of multiemployer plans in which the Company participates	2
United States | Multiemployer Plans Pension
Multiemployer plans
Number of multiemployer plans in which the Company participates	2
United States | Multiemployer Plans Pension | Maximum
Multiemployer plans
Highest funding zone status percentage under U.S. pension regulation	80.00%

EARNINGS PER SHARE: (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts attributable to Rockwood Holdings, Inc.:
Income from continuing operations	$ 291.1	$ 220	$ 4.3
Income from discontinued operations	0.9	19.4	16.8
Gain on sale of discontinued operations, net of tax	119.3
Net income attributable to Rockwood Holdings, Inc.	$ 411.3	$ 239.4	$ 21.1
EPS Denominator:
Weighted average number of basic shares outstanding	76,555,000	74,985,000	74,096,000
Effect of dilutive stock options and other incentives (in shares)	3,310,000	3,108,000	755,000
Diluted weighted average number of common shares outstanding and common stock equivalents	79,865,000	78,093,000	74,851,000
Basic earnings per share attributable to Rockwood Holdings, Inc.:
Earnings from continuing operations (in dollars per share)	$ 3.8	$ 2.93	$ 0.06
Earnings from discontinued operations, net of tax (in dollars per share)	$ 1.57	$ 0.26	$ 0.22
Basic earnings per share (in dollars per share)	$ 5.37	$ 3.19	$ 0.28
Diluted earnings per share attributable to Rockwood Holdings, Inc.:
Earnings from continuing operations (in dollars per share)	$ 3.64	$ 2.82	$ 0.06
Earnings from discontinued operations, net of tax (in dollars per share)	$ 1.51	$ 0.25	$ 0.22
Diluted earnings per share (in dollars per share)	$ 5.15	$ 3.07	$ 0.28
Shares outstanding under stock-based awards under employee compensation plans not included in the computation of diluted earnings per common share (in shares)		1,265,435	1,069,304

WARRANTS: (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Jul. 31, 2003
WARRANTS:
Exercise price of warrants (in dollars per share)	$ 14.61
Number of additional shares of common stock of the entity that can be purchased with warrants	958,315
Value of warrants		$ 6.1

RESTRUCTURING AND OTHER SEVERANCE COSTS: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009
Restructuring and other severance costs
Restructuring charges expensed	$ 11.1	$ 3.6	$ 6.5
Other severance-related costs	3.4	1.4	13.8
Total	14.5	5	20.3
Period within which all restructuring actions still in progress are expected to be substantially complete (in months)	12
Restructuring reserve
Balance at beginning of period	4.8	7.5
Restructuring charge	11.7	3.6
Utilized	(8)	(5)
Foreign exchange and other	(0.3)	(1.3)
Balance at end of period	8.2	4.8	7.5
Restructuring charge in 2011 - Discontinued operations	0.6
Lithium
Restructuring and other severance costs
Total	3.2		0.5
Restructuring reserve
Balance at end of period	1
Surface Treatment
Restructuring and other severance costs
Total	8	2	5.2
Restructuring reserve
Balance at beginning of period	2.2
Balance at end of period	4.2	2.2
Performance Additives
Restructuring and other severance costs
Total	2.3	1.5	6.1
Restructuring reserve
Balance at beginning of period	0.2
Balance at end of period	0.8	0.2
Advanced Ceramics
Restructuring and other severance costs
Total	0.7	1.1	7
Restructuring reserve
Balance at beginning of period	0.5
Balance at end of period	0.2	0.5
Corporate and other
Restructuring and other severance costs
Total	0.3	0.4	1.4
Restructuring reserve
Balance at beginning of period	1.9
Balance at end of period	2	1.9
Facility Closure
Restructuring and other severance costs
Restructuring charges expensed	3.8	1.3	3.9
Restructuring reserve
Balance at beginning of period	2.1	3.3
Restructuring charge	3.8	1.3
Utilized	(3.3)	(2.2)
Foreign exchange and other	(0.2)	(0.3)
Balance at end of period	2.4	2.1	3.3
Severance/Relocation
Restructuring and other severance costs
Restructuring charges expensed	7.3	2.3	2.6
Restructuring reserve
Balance at beginning of period	2.7	4.2
Restructuring charge	7.9	2.3
Utilized	(4.7)	(2.8)
Foreign exchange and other	(0.1)	(1)
Balance at end of period	$ 5.8	$ 2.7	$ 4.2

ACCUMULATED OTHER COMPREHENSIVE INCOME: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	$ 132.7	$ 204.5	$ 204
Period change	(134.8)	(81.5)	(4.6)
Balance at the end of the period	10.1	132.7	204.5
Pension related adjustments, net of tax
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	(43.5)	(39.8)	(15.4)
Period change	(39.2)	(3.7)	(24.4)
Balance at the end of the period	(82.7)	(43.5)	(39.8)
Tax benefit (expense)	1.2	1	11.4
Foreign currency translation
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	228.3	244.2	196.6
Period change	(49.2)	(15.9)	47.6
Balance at the end of the period	179.1	228.3	244.2
Intercompany foreign currency loans
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	128.2	182.4	166.8
Period change	(24.7)	(54.2)	15.6
Balance at the end of the period	103.5	128.2	182.4
Net investment hedge, net of tax
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	(179.7)	(182.1)	(144.2)
Period change	(9.9)	2.4	(37.9)
Balance at the end of the period	(189.6)	(179.7)	(182.1)
Tax benefit (expense)		(0.4)
Cash flow hedges, net of tax
Changes in accumulated other comprehensive income (loss)
Balance at the beginning of the period	(0.6)	(0.2)	0.2
Period change	0.4	(0.4)	(0.4)
Balance at the end of the period	(0.2)	(0.6)	(0.2)
Tax benefit (expense)	$ (0.1)	$ 0.1	$ 0.1

COMMITMENTS AND CONTINGENCIES: (Details) In Millions, unless otherwise specified	1 Months Ended						12 Months Ended
	Oct. 31, 2011 Lanxess Matter USD ($)	Oct. 31, 2011 Lanxess Matter EUR (€)	Dec. 31, 2011 Product Liability Matters USD ($)	Dec. 31, 2011 Product Liability Matters EUR (€)	Dec. 31, 2011 Pension Receivable Matter USD ($)	Dec. 31, 2011 Pension Receivable Matter EUR (€)	Dec. 31, 2011 SHE Capital Expenditures USD ($)	Dec. 31, 2011 Real Estate Transfer Tax Matter USD ($)	Dec. 31, 2011 Real Estate Transfer Tax Matter EUR (€)	Dec. 31, 2009 Real Estate Transfer Tax Matter USD ($)	Dec. 31, 2009 Real Estate Transfer Tax Matter EUR (€)
Commitments and contingencies
Amount decided by the Court	$ (4.1)	€ 3.2
Reserves in connection with individual product liability matters, maximum			1.9
Reserves in connection with aggregate product liability matters, maximum			4.1
Reserves against pension receivables					6.4	4.9
Related receivable due from the current owner					7	5.4
Capital expenditures for SHE matters							23.3
Possible range of loss, low end of range			1.3	1					0
Possible range of loss, high end of range			5.2	4				5.4	4.2
Real estate transfer tax obligation										$ 5.4	€ 4.2

COMMITMENTS AND CONTINGENCIES: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Changes in reclamation obligations
Capitalized amount of charges recorded to increase environmental liabilities	$ 4.6
Commitments
Unconditional purchase obligations	1,065.5
Unconditional purchase obligations to be incurred in less than one year	472.4
Unconditional purchase obligations to be incurred in two years	498
Unconditional purchase obligations to be incurred in three years	498
Unconditional purchase obligations to be incurred in four years	64
Unconditional purchase obligations to be incurred in five years	64
Unconditional purchase obligations to be incurred after five years	31.1
Superfund sites
Environmental matters
Accrued environmental liabilities	0.1
Environmental Reserves
Environmental matters
Accrued environmental liabilities	49.8	49.8
Remediation obligation	26.6	28.1
Discounted environmental liabilities	14.6	14.9
Undiscounted estimated reserve for environmental liabilities qualifying for discounting	20.9	21.1
Changes in reclamation obligations
Liability balance at the beginning of the period	21.7	24.1
Liabilities incurred	4.6	2.6
Accretion expense	0.5	0.7
Utilization	(3.4)	(3.6)
Revision to estimates	(0.1)	(0.8)
Foreign exchange	(0.1)	(1.3)
Liability balance at the end of the period	23.2	21.7
Remediation liabilities maximum payment term (in years)	30
Estimated potential range for environmental matters, low end of range	49.8
Estimated potential range for environmental matters, high end of range	78.9
Charges recorded to increase environmental liabilities	6.7
Payments for reclamation and remediation costs	4.9
Recurring cost of managing hazardous substances for ongoing operations	$ 55.2
Environmental Reserves | Minimum
Environmental matters
Discount rate (as a percent)	4.30%
Environmental Reserves | Maximum
Environmental matters
Discount rate (as a percent)	7.00%

SUBSEQUENT EVENTS: (Details) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended
	Dec. 31, 2011 Term loan A	Nov. 30, 2004 7.625% senior subordinated notes due in 2014 EUR (€)	Dec. 31, 2011 7.625% senior subordinated notes due in 2014	Nov. 30, 2004 7.500% senior subordinated notes due in 2014 USD ($)	Dec. 31, 2011 7.500% senior subordinated notes due in 2014	Dec. 31, 2009 2014 Notes USD ($)	Feb. 29, 2012 Debt issuance Term loan A USD ($)	Dec. 31, 2011 Debt issuance Term loan A USD ($)	Feb. 29, 2012 Notes redeemed 7.625% senior subordinated notes due in 2014 USD ($)	Feb. 29, 2012 Notes redeemed 7.625% senior subordinated notes due in 2014 EUR (€)	Feb. 29, 2012 Notes redeemed 7.500% senior subordinated notes due in 2014 USD ($)	Mar. 31, 2012 Notes redeemed 2014 Notes USD ($)
Subsequent event
Debt issued		€ 375		$ 200			$ 350	$ 350
Aggregate principal amount of debt repurchased						153.2			324.2	250.1	200
Interest rate (as a percent)			7.63%		7.50%
Variable rate basis	Libor
Basis spread on variable rate (as a percent)	2.25%
Reduction in interest rate added to the base rate for achieving a designated leverage ratio (as a percent)	0.25%
Amount of term loan payable as a percentage of original principal amount outstanding in year 1	7.50%
Amount of term loan payable as a percentage of original principal amount outstanding in year 2	10.00%
Amount of term loan payable as a percentage of original principal amount outstanding in year 3	10.00%
Amount of term loan payable as a percentage of original principal amount outstanding in year 4	10.00%
Gains (Losses) on Extinguishment of Debt												$ 9.6

GUARANTOR FINANCIAL STATEMENTS: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GUARANTOR FINANCIAL STATEMENTS
Net sales	$ 3,669.3	$ 3,191.6	$ 2,769.1
Cost of products sold	2,380	2,149.8	1,951
Gross profit	1,289.3	1,041.8	818.1
Selling, general and administrative expenses	705.9	667.6	596.9
Restructuring and other severance costs	14.5	5	20.3
Asset write-downs and other	1.6	11.5	2.6
Operating income	567.3	357.7	198.3
Other expenses, net:
Interest expense, net	(96.1)	(151.1)	(178.1)
Loss on early extinguishment/modification of debt	(16.6)	(1.6)	(26.6)
Foreign exchange gain (loss) on financing activities, net	1.3	(1)	16
Other, net	0.2	0.5	0.6
Other expenses, net	(111.2)	(153.2)	(188.1)
Income from continuing operations before taxes	456.1	204.5	10.2
Income tax provision (benefit)	124.4	(24.6)	9.7
Income from continuing operations	331.7	229.1	0.5
Income from discontinued operations, net of tax	0.9	19.4	16.8
Gain on sale of discontinued operations, net of tax	119.3
Net income	451.9	248.5	17.3
Net (income) loss attributable to noncontrolling interest	(40.6)	(9.1)	3.8
Net income attributable to Rockwood Holdings, Inc.	411.3	239.4	21.1
Parent Company Guarantor
Other expenses, net:
Income tax provision (benefit)	0.3
Income from continuing operations	(0.3)
Equity in undistributed earnings of subsidiaries	411.6	239.4	21.1
Net income	411.3	239.4	21.1
Net income attributable to Rockwood Holdings, Inc.	411.3	239.4	21.1
Non-Guarantor RSCI and RSII
GUARANTOR FINANCIAL STATEMENTS
Ownership interest in RSGI (as a percent)	100.00%
Non-Guarantor RSCI
Other expenses, net:
Equity in undistributed earnings of subsidiaries	411.6	239.4	21.1
Net income	411.6	239.4	21.1
Net income attributable to Rockwood Holdings, Inc.	411.6	239.4	21.1
Non-Guarantor RSII
Other expenses, net:
Income tax provision (benefit)	(0.3)
Income from continuing operations	0.3
Equity in undistributed earnings of subsidiaries	411.3	239.4	21.1
Net income	411.6	239.4	21.1
Net income attributable to Rockwood Holdings, Inc.	411.6	239.4	21.1
Issuer
GUARANTOR FINANCIAL STATEMENTS
Selling, general and administrative expenses	0.7	0.2	0.1
Operating income	(0.7)	(0.2)	(0.1)
Other expenses, net:
Intergroup interest, net	86.1	144.1	123.6
Interest expense, net	(77.9)	(126.6)	(138.4)
Loss on early extinguishment/modification of debt	(1.3)	(0.1)	5.2
Intergroup other, net	113.1	0.2	250.9
Foreign exchange gain (loss) on financing activities, net	6.1	3.7	(2.6)
Other, net		0.6	(0.5)
Other expenses, net	126.1	21.9	238.2
Income from continuing operations before taxes	125.4	21.7	238.1
Income tax provision (benefit)	1.4	(62.5)	21.7
Income from continuing operations	124	84.2	216.4
Income from discontinued operations, net of tax	0.7	(9)	1
Gain on sale of discontinued operations, net of tax	45.8
Equity in undistributed earnings of subsidiaries	240.8	164.2	(196.3)
Net income	411.3	239.4	21.1
Net income attributable to Rockwood Holdings, Inc.	411.3	239.4	21.1
Guarantor Subsidiaries
GUARANTOR FINANCIAL STATEMENTS
Net sales	748	679.5	594.2
Cost of products sold	546.7	505.3	472.1
Gross profit	201.3	174.2	122.1
Selling, general and administrative expenses	172.8	168.4	127.4
Restructuring and other severance costs	4.3	2	4.1
Asset write-downs and other	0.9	2.2	(0.3)
Operating income	23.3	1.6	(9.1)
Other expenses, net:
Intergroup interest, net	(17.3)	(39.6)	(45.9)
Interest expense, net	(1.1)	(2.3)	(1.9)
Loss on early extinguishment/modification of debt	(4.9)	(0.6)	(6.1)
Intergroup other, net	(81)	22.9	(239.6)
Foreign exchange gain (loss) on financing activities, net	(0.1)	(0.7)	(0.3)
Other, net		(0.6)	0.6
Other expenses, net	(104.4)	(20.9)	(293.2)
Income from continuing operations before taxes	(81.1)	(19.3)	(302.3)
Income tax provision (benefit)	1.5	(8.5)	(16.1)
Income from continuing operations	(82.6)	(10.8)	(286.2)
Income from discontinued operations, net of tax			0.2
Gain on sale of discontinued operations, net of tax	129.5
Equity in undistributed earnings of subsidiaries	33.1	68.1	67.6
Net income	80	57.3	(218.4)
Net income attributable to Rockwood Holdings, Inc.	80	57.3	(218.4)
Non-Guarantor Subsidiaries
GUARANTOR FINANCIAL STATEMENTS
Net sales	3,122.4	2,689.7	2,337.2
Cost of products sold	2,034.4	1,822.1	1,641.2
Gross profit	1,088	867.6	696
Selling, general and administrative expenses	532.4	499	469.4
Restructuring and other severance costs	10.2	3	16.2
Asset write-downs and other	0.7	9.3	2.9
Operating income	544.7	356.3	207.5
Other expenses, net:
Intergroup interest, net	(68.8)	(104.5)	(77.7)
Interest expense, net	(17.1)	(22.2)	(37.8)
Loss on early extinguishment/modification of debt	(10.4)	(0.9)	(25.7)
Intergroup other, net	(32.1)	(23.1)	(11.3)
Foreign exchange gain (loss) on financing activities, net	(4.7)	(4)	18.9
Other, net	0.2	0.5	0.5
Other expenses, net	(132.9)	(154.2)	(133.1)
Income from continuing operations before taxes	411.8	202.1	74.4
Income tax provision (benefit)	121.5	46.4	4.1
Income from continuing operations	290.3	155.7	70.3
Income from discontinued operations, net of tax	0.2	28.4	15.6
Gain on sale of discontinued operations, net of tax	(56)
Net income	234.5	184.1	85.9
Net (income) loss attributable to noncontrolling interest	(40.6)	(9.1)	3.8
Net income attributable to Rockwood Holdings, Inc.	193.9	175	89.7
Eliminations
GUARANTOR FINANCIAL STATEMENTS
Net sales	(201.1)	(177.6)	(162.3)
Cost of products sold	(201.1)	(117.6)	(162.3)
Other expenses, net:
Equity in undistributed earnings of subsidiaries	(1,508.4)	(950.5)	65.4
Net income	(1,508.4)	(950.5)	65.4
Net income attributable to Rockwood Holdings, Inc.	$ (1,508.4)	$ (950.5)	$ 65.4

GUARANTOR FINANCIAL STATEMENTS: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	$ 451.9	$ 248.5	$ 17.3
Other comprehensive (loss) income	(134.8)	(81.5)	(4.6)
Comprehensive income	317.1	167	12.7
Comprehensive (income) loss attributable to noncontrolling interest	(28.4)	0.6	8.9
Comprehensive income attributable to Rockwood Holdings, Inc.	288.7	167.6	21.6
Parent Company Guarantor
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	411.3	239.4	21.1
Other comprehensive (loss) income	(122.6)	(71.8)	0.5
Comprehensive income	288.7	167.6	21.6
Comprehensive income attributable to Rockwood Holdings, Inc.	288.7	167.6	21.6
Non-Guarantor RSCI
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	411.6	239.4	21.1
Other comprehensive (loss) income	(122.6)	(71.8)	0.5
Comprehensive income	289	167.6	21.6
Comprehensive income attributable to Rockwood Holdings, Inc.	289	167.6	21.6
Non-Guarantor RSII
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	411.6	239.4	21.1
Other comprehensive (loss) income	(122.6)	(71.8)	0.5
Comprehensive income	289	167.6	21.6
Comprehensive income attributable to Rockwood Holdings, Inc.	289	167.6	21.6
Issuer
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	411.3	239.4	21.1
Other comprehensive (loss) income	(122.6)	(71.8)	0.5
Comprehensive income	288.7	167.6	21.6
Comprehensive income attributable to Rockwood Holdings, Inc.	288.7	167.6	21.6
Guarantor Subsidiaries
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	80	57.3	(218.4)
Other comprehensive (loss) income	(8.7)	(0.4)	21.4
Comprehensive income	71.3	56.9	(197)
Comprehensive income attributable to Rockwood Holdings, Inc.	71.3	56.9	(197)
Non-Guarantor Subsidiaries
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	234.5	184.1	85.9
Other comprehensive (loss) income	11.3	(24.4)	(88.1)
Comprehensive income	245.8	159.7	(2.2)
Comprehensive (income) loss attributable to noncontrolling interest	(28.4)	0.6	8.9
Comprehensive income attributable to Rockwood Holdings, Inc.	217.4	160.3	6.7
Eliminations
GUARANTOR FINANCIAL STATEMENTS
Net income (loss)	(1,508.4)	(950.5)	65.4
Other comprehensive (loss) income	353	230.5	60.1
Comprehensive income	(1,155.4)	(720)	125.5
Comprehensive income attributable to Rockwood Holdings, Inc.	$ (1,155.4)	$ (720)	$ 125.5

GUARANTOR FINANCIAL STATEMENTS: (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 321.5	$ 324.1	$ 286.2	$ 457.8
Accounts receivable, net	454.1	436.8
Inventories	674.3	541.8
Deferred income taxes	10.2	82.6
Prepaid expenses and other current assets	75.1	79.2
Assets of discontinued operations		154.1
Total current assets	1,535.2	1,618.6
Property, plant and equipment, net	1,618.5	1,566.9	1,635.6
Goodwill	849.6	877.1	939.2
Other intangible assets, net	509.7	587.6
Deferred financing costs, net	14.3	17.2
Deferred income taxes	19.3	18.4
Other assets	41	38.5
Total assets	4,587.6	4,724.3
Current liabilities:
Accounts payable	249.1	249.6
Income taxes payable	45.8	20.2
Accrued compensation	161.4	165.2
Accrued expenses and other current liabilities	129.6	164.9
Deferred income taxes	3.8	2.6
Long-term debt, current portion	250.5	465.7
Liabilities of discontinued operations		27.6
Total current liabilities	840.2	1,095.8
Long-term debt	1,437.2	1,695.3
Pension and related liabilities	450.7	399.6
Deferred income taxes	86.5	77.9
Other liabilities	100.6	104.3
Total liabilities	2,915.2	3,372.9
Restricted stock units	14	10.1
Rockwood Holdings, Inc. stockholders' equity:
Common stock	0.8	0.8
Paid-in capital	1,222.2	1,202.6
Accumulated other comprehensive income	10.1	132.7	204.5	204
Retained (deficit) earnings	128.5	(282.8)
Treasury stock, at cost	(1.4)	(1.4)
Total Rockwood Holdings, Inc. stockholders' equity	1,360.2	1,051.9
Noncontrolling interest	298.2	289.4
Total equity	1,658.4	1,341.3	1,140.8	1,138.9
Total liabilities and equity	4,587.6	4,724.3
Parent Company Guarantor
Current assets:
Cash and cash equivalents	42.7	32.6
Total current assets	42.7	32.6
Investment in subsidiaries	1,286.5	997.6
Intergroup receivables	45	31.5
Deferred income taxes		0.3
Total assets	1,374.2	1,062
Current liabilities:
Restricted stock units	14	10.1
Rockwood Holdings, Inc. stockholders' equity:
Common stock	0.8	0.8
Paid-in capital	1,222.2	1,202.6
Accumulated other comprehensive income	10.1	132.7
Retained (deficit) earnings	128.5	(282.8)
Treasury stock, at cost	(1.4)	(1.4)
Total Rockwood Holdings, Inc. stockholders' equity	1,360.2	1,051.9
Total equity	1,360.2	1,051.9
Total liabilities and equity	1,374.2	1,062
Non-Guarantor RSCI
Current assets:
Investment in subsidiaries	1,286.5	997.6
Total assets	1,286.5	997.6
Rockwood Holdings, Inc. stockholders' equity:
Paid-in capital	1,146.5	1,146.6
Accumulated other comprehensive income	10.7	133.3
Retained (deficit) earnings	129.3	(282.3)
Total Rockwood Holdings, Inc. stockholders' equity	1,286.5	997.6
Total equity	1,286.5	997.6
Total liabilities and equity	1,286.5	997.6
Non-Guarantor RSII
Current assets:
Investment in subsidiaries	1,288.3	999.6
Total assets	1,288.3	999.6
Current liabilities:
Deferred income taxes		0.1
Total current liabilities		0.1
Deferred income taxes		0.1
Other liabilities	1.8	1.8
Total liabilities	1.8	2
Rockwood Holdings, Inc. stockholders' equity:
Paid-in capital	1,060.1	1,060.2
Accumulated other comprehensive income	11.3	133.9
Retained (deficit) earnings	215.1	(196.5)
Total Rockwood Holdings, Inc. stockholders' equity	1,286.5	997.6
Total equity	1,286.5	997.6
Total liabilities and equity	1,288.3	999.6
Issuer
Current assets:
Cash and cash equivalents		1.5	19.8	272.7
Deferred income taxes		68.5
Prepaid expenses and other current assets		3.2
Total current assets		73.2
Investment in subsidiaries	1,024.5	876.3
Intergroup receivables	1,684.8	1,882.9
Deferred financing costs, net	1	1.5
Deferred income taxes		6.8
Total assets	2,710.3	2,840.7
Current liabilities:
Accrued expenses and other current liabilities	10.4	37.9
Deferred income taxes	2.9
Long-term debt, current portion	195.7	375.1
Total current liabilities	209	413
Long-term debt	1,174.2	1,380.4
Intergroup payable	15.6	23.6
Deferred income taxes	13.6	13.5
Other liabilities	9.6	10.6
Total liabilities	1,422	1,841.1
Rockwood Holdings, Inc. stockholders' equity:
Paid-in capital	1,044	1,044
Accumulated other comprehensive income	13.1	135.7
Retained (deficit) earnings	231.2	(180.1)
Total Rockwood Holdings, Inc. stockholders' equity	1,288.3	999.6
Total equity	1,288.3	999.6
Total liabilities and equity	2,710.3	2,840.7
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	234.5	239.4	275.5	235.1
Accounts receivable, net	81.5	72.2
Inventories	134.6	106.3
Deferred income taxes	4	5.7
Prepaid expenses and other current assets	4.5	14.4
Assets of discontinued operations		3
Total current assets	459.1	441
Property, plant and equipment, net	258.1	228.6
Investment in subsidiaries	388.6	258.1
Goodwill	17.1	17.9
Intergroup receivables	163.9	165.6
Other intangible assets, net	66.4	79.7
Deferred financing costs, net	3.3	3.4
Deferred income taxes	8.7	3.5
Other assets	0.9	1
Total assets	1,366.1	1,198.8
Current liabilities:
Accounts payable	57.3	35
Income taxes payable	0.1
Accrued compensation	40.6	55.8
Accrued expenses and other current liabilities	26.6	19
Total current liabilities	124.6	109.8
Pension and related liabilities	20.9	13.6
Intergroup payable	1,024.4	964
Other liabilities	24.4	19.7
Total liabilities	1,194.3	1,107.1
Rockwood Holdings, Inc. stockholders' equity:
Common stock	190.6	190.6
Paid-in capital	501.5	492.7
Accumulated other comprehensive income	3.9	12.6
Retained (deficit) earnings	(524.2)	(604.2)
Total Rockwood Holdings, Inc. stockholders' equity	171.8	91.7
Total equity	171.8	91.7
Total liabilities and equity	1,366.1	1,198.8
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	298.1	267.9	244.9	190.1
Accounts receivable, net	372.6	364.6
Inventories	539.7	435.5
Deferred income taxes	9.1	8.5
Prepaid expenses and other current assets	70.6	61.6
Assets of discontinued operations		151.1
Total current assets	1,290.1	1,289.2
Property, plant and equipment, net	1,360.4	1,338.3
Goodwill	832.5	859.2
Intergroup receivables	159.1	116.2
Other intangible assets, net	443.3	507.9
Deferred financing costs, net	10	12.3
Deferred income taxes	19.3	12.3
Other assets	40.1	37.5
Total assets	4,154.8	4,172.9
Current liabilities:
Accounts payable	191.8	214.6
Income taxes payable	45.7	20.2
Accrued compensation	120.8	1,094
Accrued expenses and other current liabilities	92.6	108
Deferred income taxes	3.8	2.6
Long-term debt, current portion	54.8	90.6
Liabilities of discontinued operations		27.6
Total current liabilities	509.5	573
Long-term debt	263	314.9
Pension and related liabilities	429.8	386
Intergroup payable	1,266.6	1,425.9
Deferred income taxes	81.6	68.8
Other liabilities	64.8	72.2
Total liabilities	2,615.3	2,840.8
Rockwood Holdings, Inc. stockholders' equity:
Common stock	164.7	164.7
Paid-in capital	552.3	571.1
Accumulated other comprehensive income	121.2	97.7
Retained (deficit) earnings	403.1	209.2
Total Rockwood Holdings, Inc. stockholders' equity	1,241.3	1,042.7
Noncontrolling interest	298.2	289.4
Total equity	1,539.5	1,332.1
Total liabilities and equity	4,154.8	4,172.9
Eliminations
Current assets:
Cash and cash equivalents	(253.8)	(217.3)	(254)	(240.1)
Deferred income taxes	(2.9)	(0.1)
Total current assets	(256.7)	(217.4)
Investment in subsidiaries	(5,274.4)	(4,129.2)
Intergroup receivables	(2,052.8)	(2,196.2)
Deferred income taxes	(8.7)	(4.5)
Total assets	(7,592.6)	(6,547.3)
Current liabilities:
Deferred income taxes	(2.9)	(0.1)
Total current liabilities	(2.9)	(0.1)
Intergroup payable	(2,306.6)	(2,413.5)
Deferred income taxes	(8.7)	(4.5)
Total liabilities	(2,318.2)	(2,418.1)
Rockwood Holdings, Inc. stockholders' equity:
Common stock	(355.3)	(355.3)
Paid-in capital	(4,304.4)	(4,314.6)
Accumulated other comprehensive income	(160.2)	(513.2)
Retained (deficit) earnings	(454.5)	1,053.9
Total Rockwood Holdings, Inc. stockholders' equity	(5,274.4)	(4,129.2)
Total equity	(5,274.4)	(4,129.2)
Total liabilities and equity	$ (7,592.6)	$ (6,547.3)

GUARANTOR FINANCIAL STATEMENTS: (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 451.9	$ 248.5	$ 17.3
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of tax	(0.9)	(19.4)	(16.8)
Gain on sale of discontinued operations, net of tax	(119.3)
Depreciation and amortization	267.2	255.9	274.2
Deferred financing costs amortization	4.8	5.9	7.9
Loss on early extinguishment/modification of debt	16.6	1.6	26.6
Foreign exchange (gain) loss on financing activities, net	(1.3)	1	(16)
Fair value adjustment of derivatives	(0.5)	(13.4)	(3.9)
Bad debt provision	(0.2)	(1.2)	1.2
Stock-based compensation	12.6	13.9	4.7
Deferred income taxes	26.3	(60.9)	(20.1)
Asset write-downs and other	1.6	12.4	3
Excess tax benefits from stock-based payment arrangements	(4)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	(29.8)	(30.1)	24.5
Inventories	(150.8)	(58.1)	127
Prepaid expenses and other assets	(16.9)	(16.5)	(1)
Accounts payable	(2.8)	29.5	(21.4)
Income taxes payable	36.4	(1.8)	7.7
Accrued expenses and other liabilities	(40.1)	110.7	(51.3)
Net cash provided by operating activities of continuing operations	450.8	478	363.6
Net cash (used in) provided by operating activities of discontinued operations	(1.8)	4.4	6
Net cash provided by operating activities	449	482.4	369.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(279.7)	(180.3)	(151.5)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	(0.8)	(3.8)	(6.4)
Cross currency swap settlement			(32.9)
Contractual advance to Titanium Dioxide Pigments noncontrolling shareholder			(16)
Proceeds on sale of assets	1.1	4.1	8.2
Net cash used in investing activities of continuing operations	(279.4)	(180)	(198.6)
Net cash provided by (used in) investing activities of discontinued operations, representing net sale proceeds in 2011	300.6	(1.3)	(5.7)
Net cash provided by (used in) investing activities	21.2	(181.3)	(204.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	14.6	26.3	1
Excess tax benefits from stock-based payment arrangements	4
Prepayment of 2014 Notes			(146.8)
Proceeds from Titanium Dioxide Pigments revolving credit facility			14.1
Repayment of Titanium Dioxide Pigments revolving credit facility		(14.3)
Prepayment of senior secured debt	(408.9)	(200.2)	(102.3)
Repayment of senior secured debt	(45.4)	(43.5)	(56.5)
Proceeds from other borrowings		19.3
Payments on other long-term debt	(3.8)	(46.8)	(5.5)
Loan repayments to noncontrolling shareholders	(5)
Deferred financing costs	(5.3)	(0.3)	(14.9)
Fees related to early extinguishment/modification of debt	(13.4)		(12)
Loan from Viance noncontrolling shareholder			2
Distribution to noncontrolling shareholders	(19.4)
Net cash used in financing activities	(482.6)	(259.5)	(320.9)
Effect of exchange rate changes on cash and cash equivalents	(6.8)	(1.4)	(12.6)
Net (decrease) increase in cash and cash equivalents	(19.2)	40.2	(168.2)
Less net (decrease) increase in cash and cash equivalents from discontinued operations	(16.6)	2.3	3.4
Increase (decrease) in cash and cash equivalents from continuing operations	(2.6)	37.9	(171.6)
Cash and cash equivalents of continuing operations, beginning of period	324.1	286.2	457.8
Cash and cash equivalents of continuing operations, end of period	321.5	324.1	286.2
Supplemental disclosures of cash flow information:
Government grants received	16	3.2
Parent Company Guarantor
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	411.3	239.4	21.1
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(411.6)	(239.4)	(21.1)
Deferred income taxes	0.3
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accrued expenses and other liabilities		6.3	(1)
Intercompany operating activities, net	(4.5)
Net cash provided by operating activities of continuing operations	(4.5)	6.3	(1)
Net cash provided by operating activities	(4.5)	6.3	(1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	14.6	26.3	1
Net cash used in financing activities	14.6	26.3	1
Net (decrease) increase in cash and cash equivalents	10.1	32.6
Increase (decrease) in cash and cash equivalents from continuing operations	10.1	32.6
Cash and cash equivalents of continuing operations, beginning of period	32.6
Cash and cash equivalents of continuing operations, end of period	42.7	32.6
Non-Guarantor RSCI
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	411.6	239.4	21.1
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(411.6)	(239.4)	(21.1)
Non-Guarantor RSII
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	411.6	239.4	21.1
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(411.3)	(239.4)	(21.1)
Deferred income taxes	0.3
Issuer
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	411.3	239.4	21.1
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(240.8)	(164.2)	196.3
Income from discontinued operations, net of tax	(0.7)	9	(1)
Gain on sale of discontinued operations, net of tax	(45.8)
Deferred financing costs amortization	0.2	0.3	0.3
Loss on early extinguishment/modification of debt	1.3	0.1	(5.2)
Foreign exchange (gain) loss on financing activities, net	(6.1)	(3.7)	2.6
Fair value adjustment of derivatives	(2.1)	(7.1)	(5.6)
Deferred income taxes	1.6	(68.8)	(3.6)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Prepaid expenses and other assets		(1.2)	0.6
Income taxes payable	3	7.3	25.6
Accrued expenses and other liabilities	(24.2)	2.7	(43.8)
Intercompany operating activities, net	(18.3)	(34.9)	66
Net cash provided by operating activities of continuing operations	79.4	(21.1)	253.3
Net cash provided by operating activities	79.4	(21.1)	253.3
CASH FLOWS FROM INVESTING ACTIVITIES:
Cross currency swap settlement			(32.9)
Intercompany investing related activity			484.6
Net cash used in investing activities of continuing operations			451.7
Net cash provided by (used in) investing activities of discontinued operations, representing net sale proceeds in 2011	65.1		(2.6)
Net cash provided by (used in) investing activities	65.1		449.1
CASH FLOWS FROM FINANCING ACTIVITIES:
Prepayment of 2014 Notes			(146.8)
Prepayment of senior secured debt	(375.4)	(200.2)	(40.8)
Repayment of senior secured debt	(5)	(8.3)	(19.7)
Deferred financing costs	(5.3)	(0.3)	(14.9)
Fees related to early extinguishment/modification of debt	(13.4)		(12)
Intercompany financing related activity	254.8	209.8	(721)
Net cash used in financing activities	(144.3)	1	(955.2)
Effect of exchange rate changes on cash and cash equivalents	(1.7)	1.8	(0.1)
Net (decrease) increase in cash and cash equivalents	(1.5)	(18.3)	(252.9)
Increase (decrease) in cash and cash equivalents from continuing operations	(1.5)	(18.3)	(252.9)
Cash and cash equivalents of continuing operations, beginning of period	1.5	19.8	272.7
Cash and cash equivalents of continuing operations, end of period		1.5	19.8
Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	80	57.3	(218.4)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(33.1)	(68.1)	(67.6)
Income from discontinued operations, net of tax			(0.2)
Gain on sale of discontinued operations, net of tax	(129.5)
Depreciation and amortization	47.1	48.2	50.5
Deferred financing costs amortization	0.7	1.3	1.2
Loss on early extinguishment/modification of debt	4.9	0.6	6.1
Foreign exchange (gain) loss on financing activities, net	0.1	0.7	0.3
Bad debt provision	(0.5)	(0.9)	(0.2)
Stock-based compensation	8.4	8.9	3.5
Deferred income taxes	0.7	3	3.9
Asset write-downs and other	0.9	2.4
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	(8.8)	(11.1)	16.3
Inventories	(28.3)	(4.3)	44.9
Prepaid expenses and other assets	9.7	9.2	(3.6)
Accounts payable	14.3	3.4	(8.6)
Income taxes payable	(1)	(10)	(23)
Accrued expenses and other liabilities	(9.2)	40.7	21.2
Intercompany operating activities, net	10.6	(22.2)	(42)
Net cash provided by operating activities of continuing operations	(33)	59.2	(214.9)
Net cash provided by operating activities	(33)	59.2	(214.9)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(54.3)	(20.3)	(25.1)
Proceeds on sale of assets		0.9	2.7
Intercompany investing related activity			95.4
Net cash used in investing activities of continuing operations	(54.3)	(19.4)	73
Net cash provided by (used in) investing activities of discontinued operations, representing net sale proceeds in 2011	220.4		(0.5)
Net cash provided by (used in) investing activities	166.1	(19.4)	72.5
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany financing related activity	(137.7)	(75.1)	183.1
Net cash used in financing activities	(137.7)	(75.1)	183.1
Effect of exchange rate changes on cash and cash equivalents	(0.3)	(0.8)	(0.3)
Net (decrease) increase in cash and cash equivalents	(4.9)	(36.1)	40.4
Increase (decrease) in cash and cash equivalents from continuing operations	(4.9)	(36.1)	40.4
Cash and cash equivalents of continuing operations, beginning of period	239.4	275.5	235.1
Cash and cash equivalents of continuing operations, end of period	234.5	239.4	275.5
Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	234.5	184.1	85.9
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of tax	(0.2)	(28.4)	(15.6)
Gain on sale of discontinued operations, net of tax	56
Depreciation and amortization	220.1	207.7	223.7
Deferred financing costs amortization	3.9	4.3	6.4
Loss on early extinguishment/modification of debt	10.4	0.9	25.7
Foreign exchange (gain) loss on financing activities, net	4.7	4	(18.9)
Fair value adjustment of derivatives	1.6	(6.3)	1.7
Bad debt provision	0.3	(0.3)	1.4
Stock-based compensation	4.2	5	1.2
Deferred income taxes	24	4.9	(20.4)
Asset write-downs and other	0.7	10	3
Excess tax benefits from stock-based payment arrangements	(4)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	(21)	(19)	8.2
Inventories	(122.5)	(53.8)	82.1
Prepaid expenses and other assets	(26.6)	(24.5)	2
Accounts payable	(17.1)	26.1	(12.8)
Income taxes payable	34.4	0.9	5.1
Accrued expenses and other liabilities	(6.7)	61	(27.7)
Intercompany operating activities, net	48.7	20.4	(10.1)
Net cash provided by operating activities of continuing operations	445.4	396.8	340.1
Net cash (used in) provided by operating activities of discontinued operations	(1.8)	4.4	6
Net cash provided by operating activities	443.6	401.3	346.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(225.4)	(160)	(126.4)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	(0.8)	(3.8)	(6.4)
Contractual advance to Titanium Dioxide Pigments noncontrolling shareholder			(16)
Proceeds on sale of assets	1.1	3.2	5.5
Intercompany investing related activity			(580)
Net cash used in investing activities of continuing operations	(225.1)	(160.6)	(723.3)
Net cash provided by (used in) investing activities of discontinued operations, representing net sale proceeds in 2011	15.1	(1.3)	(2.6)
Net cash provided by (used in) investing activities	(210)	(161.9)	(725.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Excess tax benefits from stock-based payment arrangements	4
Proceeds from Titanium Dioxide Pigments revolving credit facility			14.1
Repayment of Titanium Dioxide Pigments revolving credit facility		(14.3)
Prepayment of senior secured debt	(33.5)		(61.5)
Repayment of senior secured debt	(40.4)	(35.2)	(36.8)
Proceeds from other borrowings		19.3
Payments on other long-term debt	(3.8)	(46.8)	(5.5)
Loan repayments to noncontrolling shareholders	(5)
Loan from Viance noncontrolling shareholder			2
Distribution to noncontrolling shareholders	(19.4)
Intercompany financing related activity	(117.1)	(134.7)	537.9
Net cash used in financing activities	(215.2)	(211.7)	450.2
Effect of exchange rate changes on cash and cash equivalents	(4.8)	(2.4)	(12.2)
Net (decrease) increase in cash and cash equivalents	13.6	25.3	58.2
Less net (decrease) increase in cash and cash equivalents from discontinued operations	(16.6)	2.3	3.4
Increase (decrease) in cash and cash equivalents from continuing operations	30.2	23	54.8
Cash and cash equivalents of continuing operations, beginning of period	267.9	244.9	190.1
Cash and cash equivalents of continuing operations, end of period	298.1	267.9	244.9
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(1,508.4)	(950.5)	65.4
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	1,508.4	950.5	(65.4)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Intercompany operating activities, net	(36.5)	36.7	(13.9)
Net cash provided by operating activities of continuing operations	(36.5)	36.7	(13.9)
Net cash provided by operating activities	(36.5)	36.7	(13.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in cash and cash equivalents	(36.5)	36.7	(13.9)
Increase (decrease) in cash and cash equivalents from continuing operations	(36.5)	36.7	(13.9)
Cash and cash equivalents of continuing operations, beginning of period	(217.3)	(254)	(240.1)
Cash and cash equivalents of continuing operations, end of period	$ (253.8)	$ (217.3)	$ (254)